UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02794

MFS SERIES TRUST III

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: January 31

Date of reporting period: April 30, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

April 30, 2013

MFS® HIGH INCOME FUND

PORTFOLIO OF INVESTMENTS

4/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)

Bonds - 91.7%
Aerospace - 2.2%
Bombardier, Inc., 4.25%, 2016 (n)		$715,000	$746,281
Bombardier, Inc., 7.5%, 2018 (n)		5,875,000	6,778,281
Bombardier, Inc., 7.75%, 2020 (n)		2,770,000	3,282,450
CPI International, Inc., 8%, 2018		3,907,000	4,092,583
Heckler & Koch GmbH, 9.5%, 2018 (z)	EUR	1,753,000	2,167,211
Huntington Ingalls Industries, Inc., 7.125%, 2021		$5,715,000	6,357,938
Kratos Defense & Security Solutions, Inc., 10%, 2017		4,230,000	4,663,575

			$28,088,319
Apparel Manufacturers - 1.0%
Hanesbrands, Inc., 6.375%, 2020		$2,990,000	$3,307,688
Jones Group, Inc., 6.875%, 2019		2,720,000	2,944,400
PVH Corp., 7.375%, 2020		3,895,000	4,377,006
PVH Corp., 4.5%, 2022		2,120,000	2,186,250

			$12,815,344
Asset-Backed & Securitized - 0.3%
Citigroup Commercial Mortgage Trust, FRN, 5.885%, 2049		$2,948,120	$415,980
CWCapital Cobalt Ltd., CDO, “E2”, 6%, 2045 (z)		1,288,020	12,880
CWCapital Cobalt Ltd., CDO, “F”, FRN, 1.576%, 2050 (z)		646,840	1,617
CWCapital Cobalt Ltd., CDO, “G”, FRN, 1.776%, 2050 (z)		2,018,359	5,046
Falcon Franchise Loan LLC, FRN, 8.919%, 2025 (i)(z)		1,514,093	238,015
First Union National Bank Commercial Mortgage Trust, 6.75%, 2032		1,459,316	732,613
G-Force LLC, CDO, “A2”, 4.83%, 2036 (z)		1,516,961	1,530,235
JPMorgan Chase Commercial Mortgage Securities Corp., “C”, FRN, 6.198%, 2051		2,285,000	545,633
LB Commercial Conduit Mortgage Trust, FRN, 1.177%, 2030 (i)		3,707,612	76,510
Morgan Stanley Capital I, Inc., FRN, 1.385%, 2039 (i)(z)		6,435,193	128,704

			$3,687,233
Automotive - 3.5%
Accuride Corp., 9.5%, 2018		$4,195,000	$4,347,069
Allison Transmission, Inc., 7.125%, 2019 (n)		6,085,000	6,609,831
Continental Rubber of America Corp., 4.5%, 2019 (n)		815,000	845,970
Delphi Corp., 5%, 2023		3,015,000	3,263,738
Ford Motor Credit Co. LLC, 12%, 2015		1,949,000	2,347,594
Ford Motor Credit Co. LLC, 8.125%, 2020		1,320,000	1,698,565
General Motors Financial Co., Inc., 4.75%, 2017 (n)		1,815,000	1,914,825
General Motors Financial Co., Inc., 6.75%, 2018		2,670,000	3,050,475
Goodyear Tire & Rubber Co., 8.25%, 2020		770,000	861,438
Goodyear Tire & Rubber Co., 6.5%, 2021		4,505,000	4,713,356
Goodyear Tire & Rubber Co., 7%, 2022		1,340,000	1,448,875
Jaguar Land Rover PLC, 7.75%, 2018 (n)		1,385,000	1,530,425
Jaguar Land Rover PLC, 8.125%, 2021 (n)		6,910,000	7,911,950
Jaguar Land Rover PLC, 5.625%, 2023 (n)		1,055,000	1,102,475
Lear Corp., 8.125%, 2020		1,543,000	1,737,804
Lear Corp., 4.75%, 2023 (n)		885,000	887,212

			$44,271,602
Broadcasting - 5.0%
Allbritton Communications Co., 8%, 2018		$1,575,000	$1,708,875
AMC Networks, Inc., 7.75%, 2021		4,606,000	5,296,900
Clear Channel Communications, Inc., 9%, 2021		3,497,000	3,418,318

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Broadcasting - continued
Clear Channel Worldwide Holdings, Inc., 6.5%, 2022 (n)	$830,000	$881,875
Clear Channel Worldwide Holdings, Inc., 6.5%, 2022 (n)	3,080,000	3,303,300
Clear Channel Worldwide Holdings, Inc., “A”, 7.625%, 2020	170,000	181,475
Clear Channel Worldwide Holdings, Inc., “B”, 7.625%, 2020	1,570,000	1,691,675
Hughes Network Systems LLC, 7.625%, 2021	1,920,000	2,203,200
IAC/InterActiveCorp, 4.75%, 2022 (n)	985,000	989,925
Inmarsat Finance PLC, 7.375%, 2017 (n)	2,735,000	2,902,519
Intelsat Bermuda Ltd., 11.25%, 2017	3,251,000	3,462,315
Intelsat Jackson Holdings Ltd., 6.625%, 2022 (n)	2,700,000	2,922,750
Intelsat S.A., 8.125%, 2023 (z)	2,050,000	2,183,250
LBI Media, Inc., 13.5% to 2015, 11.5% to 2020 (p)(z)	921,000	400,635
Liberty Media Corp., 8.5%, 2029	4,285,000	4,842,050
Liberty Media Corp., 8.25%, 2030	40,000	44,800
Local TV Finance LLC, 9.25%, 2015 (p)(z)	3,186,123	3,194,088
Netflix, Inc., 5.375%, 2021 (n)	2,765,000	2,847,950
Nexstar Broadcasting Group, Inc., 8.875%, 2017	1,340,000	1,467,300
Nexstar Broadcasting Group, Inc., 6.875%, 2020 (n)	1,195,000	1,272,675
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)	1,540,000	1,670,900
Sinclair Broadcast Group, Inc., 8.375%, 2018	430,000	479,450
SIRIUS XM Radio, Inc., 8.75%, 2015 (n)	2,805,000	3,141,600
SIRIUS XM Radio, Inc., 7.625%, 2018 (n)	2,705,000	3,002,550
SIRIUS XM Radio, Inc., 5.25%, 2022 (n)	1,515,000	1,564,237
Univision Communications, Inc., 6.875%, 2019 (n)	3,455,000	3,774,587
Univision Communications, Inc., 7.875%, 2020 (n)	2,280,000	2,565,000
Univision Communications, Inc., 8.5%, 2021 (n)	2,090,000	2,330,350

		$63,744,549
Brokerage & Asset Managers - 0.6%
E*TRADE Financial Corp., 6.375%, 2019	$6,570,000	$7,062,750

Building - 2.6%
Boise Cascade LLC/Finance Corp., 6.375%, 2020 (n)	$2,280,000	$2,439,600
Building Materials Holding Corp., 6.875%, 2018 (n)	2,125,000	2,295,000
Building Materials Holding Corp., 7%, 2020 (n)	1,150,000	1,259,250
Building Materials Holding Corp., 6.75%, 2021 (n)	3,235,000	3,582,763
CEMEX Espana S.A., 9.25%, 2020	2,785,000	3,063,500
CEMEX S.A.B. de C.V., 5.875%, 2019 (n)	669,000	680,708
HD Supply, Inc., 8.125%, 2019	1,545,000	1,747,781
HD Supply, Inc., 11.5%, 2020	1,295,000	1,541,050
HD Supply, Inc., 10.5%, 2021	260,000	272,675
Masonite International Corp., 8.25%, 2021 (n)	3,060,000	3,427,200
Nortek, Inc., 8.5%, 2021	4,375,000	4,889,062
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 10%, 2020 (n)	1,035,000	1,198,012
USG Corp., 6.3%, 2016	4,585,000	4,883,025
USG Corp., 7.875%, 2020 (n)	1,570,000	1,785,875

		$33,065,501
Business Services - 1.8%
Equinix, Inc., 4.875%, 2020	$2,035,000	$2,126,575
Fidelity National Information Services, Inc., 7.625%, 2017	1,345,000	1,437,469
Fidelity National Information Services, Inc., 5%, 2022	3,080,000	3,395,700
iGATE Corp., 9%, 2016	4,863,000	5,300,670
Iron Mountain, Inc., 8.375%, 2021	3,635,000	4,062,113
Legend Acquisition Sub, Inc., 10.75%, 2020 (n)	1,690,000	1,453,400

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Business Services - continued
Lender Processing Services, Inc., 5.75%, 2023		$1,835,000	$1,958,862
Neustar, Inc., 4.5%, 2023 (n)		1,910,000	1,852,700
SunGard Data Systems, Inc., 7.375%, 2018		1,255,000	1,355,400

			$22,942,889
Cable TV - 3.7%
Bresnan Broadband Holdings LLC, 8%, 2018 (n)		$675,000	$739,125
CCO Holdings LLC, 8.125%, 2020		6,665,000	7,531,450
CCO Holdings LLC, 7.375%, 2020		1,305,000	1,464,863
CCO Holdings LLC, 6.5%, 2021		2,840,000	3,081,400
CCO Holdings LLC, 5.125%, 2023		1,195,000	1,206,950
CCO Holdings LLC/CCO Capital Corp., 5.75%, 2024		525,000	546,656
Cequel Communications Holdings, 6.375%, 2020 (n)		2,310,000	2,460,150
DISH DBS Corp., 6.75%, 2021		3,410,000	3,682,800
DISH DBS Corp., 5%, 2023 (n)		1,240,000	1,202,800
EchoStar Corp., 7.125%, 2016		2,585,000	2,856,425
Lynx I Corp., 5.375%, 2021 (n)		1,575,000	1,681,312
Lynx II Corp., 6.375%, 2023 (z)		1,065,000	1,152,862
Telenet Finance Luxembourg, 6.375%, 2020 (n)	EUR	1,875,000	2,625,957
Unitymedia Hessen, 5.5%, 2023 (n)		$365,000	377,775
UPC Holding B.V., 9.875%, 2018 (n)		2,910,000	3,244,650
UPCB Finance III Ltd., 6.625%, 2020 (n)		5,403,000	5,875,762
Virgin Media Finance PLC, 8.375%, 2019		865,000	976,369
Virgin Media Finance PLC, 4.875%, 2022		425,000	433,500
Virgin Media Finance PLC, 5.25%, 2022		3,190,000	3,253,800
Ziggo Bond Co. B.V., 8%, 2018 (n)	EUR	2,225,000	3,186,607

			$47,581,213
Chemicals - 2.4%
Celanese U.S. Holdings LLC, 6.625%, 2018		$2,955,000	$3,228,338
Flash Dutch 2 B.V./U.S. Coatings Acquisition, 7.375%, 2021 (n)		1,295,000	1,382,412
Hexion U.S. Finance Corp., 6.625%, 2020 (z)		1,400,000	1,459,500
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2018		3,550,000	3,763,000
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 9%, 2020		2,145,000	2,230,800
Huntsman International LLC, 8.625%, 2021		3,780,000	4,347,000
INEOS Finance PLC, 8.375%, 2019 (n)		3,075,000	3,467,063
INEOS Group Holdings PLC, 8.5%, 2016 (n)		2,765,000	2,809,931
LyondellBasell Industries N.V., 5%, 2019		1,450,000	1,652,403
LyondellBasell Industries N.V., 6%, 2021		3,230,000	3,918,978
Polypore International, Inc., 7.5%, 2017		1,560,000	1,684,800

			$29,944,225
Computer Software - 1.0%
Infor U.S., Inc., 11.5%, 2018		$2,545,000	$3,003,100
Nuance Communications, Inc., 5.375%, 2020 (n)		1,190,000	1,237,600
Syniverse Holdings, Inc., 9.125%, 2019		4,215,000	4,668,112
TransUnion Holding Co., Inc., 9.625%, 2018		1,325,000	1,454,187
TransUnion LLC/TransUnion Financing Corp., 11.375%, 2018		635,000	727,075
Verisign, Inc., 4.625%, 2023 (z)		1,590,000	1,629,750

			$12,719,824
Computer Software - Systems - 0.7%
Audatex North America, Inc., 6.75%, 2018 (n)		$2,705,000	$2,911,256
CDW LLC/CDW Finance Corp., 12.535%, 2017		1,972,000	2,119,900
CDW LLC/CDW Finance Corp., 8.5%, 2019		3,795,000	4,255,144

			$9,286,300

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Conglomerates - 1.4%
Amsted Industries, Inc., 8.125%, 2018 (n)	$5,470,000	$5,907,600
BC Mountain LLC, 7%, 2021 (n)	1,915,000	2,058,625
Dynacast International LLC, 9.25%, 2019	2,295,000	2,535,975
Griffon Corp., 7.125%, 2018	4,075,000	4,431,563
Silver II Borrower, 7.75%, 2020 (n)	2,855,000	3,061,987

		$17,995,750
Consumer Products - 1.1%
Easton-Bell Sports, Inc., 9.75%, 2016	$2,295,000	$2,470,017
Elizabeth Arden, Inc., 7.375%, 2021	3,216,000	3,601,920
Jarden Corp., 7.5%, 2020	3,195,000	3,510,506
Libbey Glass, Inc., 6.875%, 2020	932,000	1,021,705
Prestige Brands, Inc., 8.125%, 2020	1,311,000	1,502,734
Spectrum Brands Escrow Corp., 6.375%, 2020 (n)	1,020,000	1,114,350
Spectrum Brands Escrow Corp., 6.625%, 2022 (n)	260,000	286,650

		$13,507,882
Consumer Services - 0.6%
QVC, Inc., 7.375%, 2020 (n)	$1,995,000	$2,213,622
Service Corp. International, 7%, 2017	5,080,000	5,842,000
Service Corp. International, 7%, 2019	115,000	125,781

		$8,181,403
Containers - 2.9%
Ardagh Packaging Finance PLC , 7%, 2020 (n)	$2,210,000	$2,337,075
Ardagh Packaging Finance PLC, 7.375%, 2017 (n)	2,530,000	2,786,163
Ardagh Packaging Finance PLC, 9.125%, 2020 (n)	4,110,000	4,623,750
Ardagh Packaging Finance PLC, 9.125%, 2020 (n)	400,000	452,000
Ball Corp., 5%, 2022	1,624,000	1,725,500
Berry Plastics Group, Inc., 9.5%, 2018	1,190,000	1,323,875
Berry Plastics Group, Inc., 9.75%, 2021	1,270,000	1,504,950
Crown Americas LLC, 4.5%, 2023 (n)	2,030,000	2,073,138
Greif, Inc., 6.75%, 2017	3,415,000	3,850,413
Greif, Inc., 7.75%, 2019	795,000	932,138
Reynolds Group, 7.125%, 2019	2,925,000	3,151,687
Reynolds Group, 9.875%, 2019	1,030,000	1,156,175
Reynolds Group, 5.75%, 2020	2,760,000	2,891,100
Reynolds Group, 8.25%, 2021	7,195,000	7,635,694

		$36,443,658
Defense Electronics - 0.5%
Ducommun, Inc., 9.75%, 2018	$3,256,000	$3,597,880
MOOG, Inc., 7.25%, 2018	2,560,000	2,665,600

		$6,263,480
Electrical Equipment - 0.2%
Avaya, Inc., 9.75%, 2015	$1,255,000	$1,255,000
Avaya, Inc., 7%, 2019 (n)	805,000	774,813

		$2,029,813
Electronics - 1.1%
Freescale Semiconductor, Inc., 9.25%, 2018 (n)	$4,260,000	$4,686,000
Nokia Corp., 5.375%, 2019	1,075,000	1,058,875
Nokia Corp., 6.625%, 2039	770,000	700,700
NXP B.V., 9.75%, 2018 (n)	100,000	113,000

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Electronics - continued
NXP B.V., 5.75%, 2021 (n)	$870,000	$922,200
NXP B.V., 5.75%, 2023 (z)	2,830,000	2,992,725
Sensata Technologies B.V., 6.5%, 2019 (n)	3,770,000	4,109,300

		$14,582,800
Energy - Independent - 8.5%
Berry Petroleum Corp., 6.75%, 2020	$770,000	$837,375
BreitBurn Energy Partners LP, 8.625%, 2020	1,395,000	1,558,913
Breitburn Energy Partners LP, 7.875%, 2022	3,450,000	3,795,000
Carrizo Oil & Gas, Inc., 8.625%, 2018	995,000	1,101,963
Chaparral Energy, Inc., 7.625%, 2022	2,445,000	2,701,725
Chesapeake Energy Corp., 6.875%, 2020	3,685,000	4,210,113
Concho Resources, Inc., 8.625%, 2017	1,700,000	1,819,000
Concho Resources, Inc., 6.5%, 2022	4,690,000	5,205,900
Continental Resources, Inc., 8.25%, 2019	3,180,000	3,577,500
Continental Resources, Inc., 7.375%, 2020	1,220,000	1,409,100
Continental Resources, Inc., 4.5%, 2023 (z)	751,000	800,754
Denbury Resources, Inc., 8.25%, 2020	4,860,000	5,516,100
Denbury Resources, Inc., 4.625%, 2023	1,245,000	1,257,450
Energy XXI Gulf Coast, Inc., 9.25%, 2017	4,980,000	5,627,400
EP Energy LLC, 9.375%, 2020	5,265,000	6,133,725
EP Energy LLC, 7.75%, 2022	4,030,000	4,624,425
EPL Oil & Gas, Inc., 8.25%, 2018 (n)	2,495,000	2,682,125
Halcon Resources Corp., 8.875%, 2021 (z)	2,170,000	2,327,325
Harvest Operations Corp., 6.875%, 2017	4,585,000	5,135,200
Hilcorp Energy I/Hilcorp Finance Co., 8%, 2020 (n)	1,870,000	2,075,700
Laredo Petroleum, Inc., 9.5%, 2019	1,955,000	2,228,700
LINN Energy LLC, 6.5%, 2019	1,245,000	1,319,700
LINN Energy LLC, 8.625%, 2020	3,075,000	3,436,312
LINN Energy LLC, 7.75%, 2021	2,621,000	2,869,995
MEG Energy Corp., 6.5%, 2021 (n)	1,840,000	1,973,400
Plains Exploration & Production Co., 6.125%, 2019	4,075,000	4,518,156
Plains Exploration & Production Co., 8.625%, 2019	2,885,000	3,267,262
Plains Exploration & Production Co., 6.5%, 2020	1,200,000	1,338,000
QEP Resources, Inc., 6.875%, 2021	4,980,000	5,739,450
Range Resources Corp., 8%, 2019	2,910,000	3,186,450
Range Resources Corp., 5%, 2022	1,040,000	1,107,600
Rosetta Resources, Inc., 5.625%, 2021	1,335,000	1,391,737
Samson Investment Co., 9.75%, 2020 (n)	4,015,000	4,265,937
SandRidge Energy, Inc., 8.125%, 2022	2,700,000	2,875,500
SM Energy Co., 6.5%, 2021	3,765,000	4,141,500
Whiting Petroleum Corp., 6.5%, 2018	2,035,000	2,192,712

		$108,249,204
Engineering - Construction - 0.2%
BakerCorp International, Inc., 8.25%, 2019	$2,760,000	$2,870,400

Entertainment - 1.2%
AMC Entertainment, Inc., 8.75%, 2019	$1,860,000	$2,048,325
Cedar Fair LP, 9.125%, 2018	1,875,000	2,101,172
Cedar Fair LP, 5.25%, 2021 (z)	1,525,000	1,559,313
Cinemark USA, Inc., 8.625%, 2019	3,230,000	3,569,150
Cinemark USA, Inc., 5.125%, 2022 (n)	635,000	657,225
NAI Entertainment Holdings LLC, 8.25%, 2017 (n)	1,161,000	1,259,685
Six Flags Entertainment Corp., 5.25%, 2021 (n)	3,380,000	3,498,300

		$14,693,170

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Financial Institutions - 4.8%
Aviation Capital Group, 4.625%, 2018 (n)		$1,985,000	$2,070,565
CIT Group, Inc., 5.25%, 2014 (n)		1,680,000	1,740,900
CIT Group, Inc., 5.25%, 2018		3,330,000	3,679,650
CIT Group, Inc., 6.625%, 2018 (n)		5,369,000	6,268,308
CIT Group, Inc., 5.5%, 2019 (n)		3,347,000	3,773,743
CIT Group, Inc., 5%, 2022		2,260,000	2,527,424
Credit Acceptance Corp., 9.125%, 2017		2,555,000	2,784,950
Icahn Enterprises LP, 7.75%, 2016		770,000	801,763
Icahn Enterprises LP, 8%, 2018		4,406,000	4,736,450
International Lease Finance Corp., 4.875%, 2015		1,300,000	1,366,433
International Lease Finance Corp., 8.625%, 2015		1,345,000	1,533,300
International Lease Finance Corp., 7.125%, 2018 (n)		3,601,000	4,285,190
Nationstar Mortgage LLC/Capital Corp., 10.875%, 2015		4,265,000	4,523,544
Nationstar Mortgage LLC/Capital Corp., 9.625%, 2019 (n)		1,130,000	1,307,975
Nationstar Mortgage LLC/Capital Corp., 7.875%, 2020 (n)		1,695,000	1,898,400
PHH Corp., 9.25%, 2016		2,190,000	2,567,775
PHH Corp., 7.375%, 2019		1,890,000	2,159,325
SLM Corp., 8.45%, 2018		2,865,000	3,364,286
SLM Corp., 8%, 2020		5,450,000	6,300,369
SLM Corp., 7.25%, 2022		3,355,000	3,732,437

			$61,422,787
Food & Beverages - 1.1%
ARAMARK Corp., 5.75%, 2020 (n)		$995,000	$1,042,263
B&G Foods, Inc., 7.625%, 2018		3,015,000	3,233,588
Constellation Brands, Inc., 7.25%, 2016		1,410,000	1,621,500
Constellation Brands, Inc., 3.75%, 2021		525,000	525,000
Constellation Brands, Inc., 4.25%, 2023		1,045,000	1,045,000
Hawk Acquisition Sub, Inc., 4.25%, 2020 (z)		2,610,000	2,642,625
Pinnacle Foods Finance LLC, 8.25%, 2017		780,000	846,300
TreeHouse Foods, Inc., 7.75%, 2018		2,455,000	2,657,537

			$13,613,813
Forest & Paper Products - 1.0%
Boise, Inc., 8%, 2020		$2,770,000	$3,109,325
Graphic Packaging Holding Co., 7.875%, 2018		1,840,000	2,042,400
Sappi Papier Holding GmbH, 7.75%, 2017 (n)		1,525,000	1,696,562
Smurfit Kappa Group PLC, 4.875%, 2018 (n)		1,825,000	1,893,437
Smurfit Kappa Group PLC, 7.75%, 2019 (n)	EUR	1,920,000	2,786,329
Tembec Industries, Inc., 11.25%, 2018		$1,615,000	1,796,687

			$13,324,740
Gaming & Lodging - 3.4%
Boyd Gaming Corp., 9%, 2020 (n)		$1,260,000	$1,373,400
Caesars Entertainment Operating Co., Inc., 8.5%, 2020		2,495,000	2,407,675
Choice Hotels International, Inc., 5.75%, 2022		520,000	582,400
CityCenter Holdings LLC, 10.75%, 2017 (p)		1,240,000	1,371,750
FelCor Lodging LP, 5.625%, 2023 (n)		485,000	502,581
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (a)(d)(n)		3,300,000	2,063
GWR Operating Partnership LLP, 10.875%, 2017		1,305,000	1,474,650
Host Hotels & Resorts, Inc., REIT, 5.25%, 2022		1,725,000	1,923,375
Isle of Capri Casinos, Inc., 8.875%, 2020		3,480,000	3,828,000
MGM Mirage, 6.625%, 2015		1,760,000	1,927,200
MGM Resorts International, 11.375%, 2018		3,485,000	4,504,362
MGM Resorts International, 6.625%, 2021		2,265,000	2,460,356

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Gaming & Lodging - continued
NCL Corp., 5%, 2018 (n)	$1,280,000	$1,329,600
Penn National Gaming, Inc., 8.75%, 2019	4,595,000	5,192,350
Pinnacle Entertainment, Inc., 8.75%, 2020	1,435,000	1,589,262
Ryman Hospitality Properties, Inc., REIT, 5%, 2021 (z)	1,355,000	1,385,487
Seven Seas Cruises S. DE R.L., 9.125%, 2019	4,755,000	5,200,781
Viking Cruises Ltd., 8.5%, 2022 (n)	1,985,000	2,218,237
Wynn Las Vegas LLC, 7.75%, 2020	3,830,000	4,385,350

		$43,658,879
Industrial - 1.1%
CB Richard Ellis Group, Inc., 11.625%, 2017	$1,680,000	$1,795,500
Dematic S.A., 7.75%, 2020 (z)	2,195,000	2,398,038
Hyva Global B.V., 8.625%, 2016 (n)	1,989,000	1,956,778
Mueller Water Products, Inc., 8.75%, 2020	1,952,000	2,230,160
Rexel S.A., 6.125%, 2019 (n)	2,040,000	2,193,000
Rexel S.A., 5.25%, 2020 (z)	835,000	880,925
SPL Logistics Escrow LLC, 8.875%, 2020 (n)	2,325,000	2,452,875

		$13,907,276
Insurance - 0.1%
MetLife, Inc., 9.25% to 2038, FRN to 2068 (n)	$1,300,000	$1,820,000

Insurance - Property & Casualty - 0.8%
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2088 (n)	$3,430,000	$5,316,500
XL Group PLC, 6.5% to 2017, FRN to 2049	5,275,000	5,182,687

		$10,499,187
International Market Quasi-Sovereign - 0.1%
Electricite de France, FRN, 5.25%, 2049 (n)	$331,000	$332,943
Exportfinans A.S.A., 5.5%, 2016	1,090,000	1,136,870

		$1,469,813
Machinery & Tools - 2.3%
Case New Holland, Inc., 7.875%, 2017	$5,625,000	$6,693,750
CNH America LLC, 7.25%, 2016	2,140,000	2,402,150
CNH Capital LLC, 3.875%, 2015	650,000	672,750
CNH Capital LLC, 6.25%, 2016	785,000	869,388
CNH Capital LLC, 3.625%, 2018 (z)	2,610,000	2,655,675
H&E Equipment Services Co., 7%, 2022	3,655,000	4,047,913
NESCO LLC/NESCO Holdings Corp., 11.75%, 2017 (n)	3,855,000	4,336,875
RSC Equipment Rental, Inc., 8.25%, 2021	2,910,000	3,317,400
United Rentals North America, Inc., 5.75%, 2018	1,420,000	1,547,800
United Rentals North America, Inc., 7.625%, 2022	2,412,000	2,767,770

		$29,311,471
Major Banks - 0.8%
Barclays Bank PLC, 7.625%, 2022	$2,360,000	$2,407,200
Royal Bank of Scotland Group PLC, 7.648% to 2031, FRN to 2049	5,670,000	5,953,500
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (n)	1,370,000	1,342,600

		$9,703,300
Medical & Health Technology & Services - 5.2%
Acadia Healthcare Co., Inc., 6.125%, 2021 (z)	$270,000	$282,150
AmSurg Corp., 5.625%, 2020 (n)	2,865,000	3,022,575
CDRT Holding Corp., 9.25%, 2017 (n)(p)	750,000	782,813

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Medical & Health Technology & Services - continued
Davita, Inc., 6.375%, 2018	$5,225,000	$5,584,219
Davita, Inc., 6.625%, 2020	4,515,000	4,949,569
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	2,540,000	2,927,350
Fresenius Medical Care Capital Trust III, 5.625%, 2019 (n)	2,410,000	2,693,175
Fresenius Medical Care Capital Trust III, 5.875%, 2022 (n)	1,510,000	1,728,950
HCA, Inc., 8.5%, 2019	8,245,000	9,090,113
HCA, Inc., 7.5%, 2022	5,995,000	7,164,025
HCA, Inc., 5.875%, 2022	2,915,000	3,235,650
HealthSouth Corp., 8.125%, 2020	5,915,000	6,580,438
IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 2019	3,945,000	4,171,838
Kinetics Concepts, Inc., 12.5%, 2019	825,000	884,813
Tenet Healthcare Corp., 9.25%, 2015	1,805,000	2,037,394
Tenet Healthcare Corp., 8%, 2020	2,165,000	2,435,625
Tenet Healthcare Corp., 4.5%, 2021 (n)	2,610,000	2,662,200
Universal Health Services, Inc., 7%, 2018	2,130,000	2,300,400
Universal Health Services, Inc., 7.625%, 2020	2,615,000	2,830,737
Universal Hospital Services, Inc., 7.625%, 2020 (n)	945,000	1,021,781

		$66,385,815
Medical Equipment - 0.7%
Biomet, Inc., 6.5%, 2020 (n)	$2,340,000	$2,550,600
Hologic, Inc., 6.25%, 2020	1,030,000	1,112,400
Physio-Control International, Inc., 9.875%, 2019 (n)	1,860,000	2,125,050
Teleflex, Inc., 6.875%, 2019	2,645,000	2,876,437

		$8,664,487
Metals & Mining - 2.0%
ArcelorMittal, 6.75%, 2041	$1,265,000	$1,293,616
Arch Coal, Inc., 7.25%, 2020	2,715,000	2,497,800
Cloud Peak Energy, Inc., 8.25%, 2017	5,780,000	6,213,500
Cloud Peak Energy, Inc., 8.5%, 2019	380,000	416,100
Consol Energy, Inc., 8%, 2017	1,985,000	2,148,763
Consol Energy, Inc., 8.25%, 2020	2,055,000	2,301,600
First Quantum Minerals Ltd., 7.25%, 2019 (n)	4,483,000	4,483,000
Fortescue Metals Group Ltd., 8.25%, 2019 (n)	2,310,000	2,541,000
Peabody Energy Corp., 6%, 2018	2,295,000	2,478,600
Peabody Energy Corp., 6.25%, 2021	1,295,000	1,380,794

		$25,754,773
Municipals - 0.2%
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 2023	$2,330,000	$2,326,179

Natural Gas - Distribution - 0.4%
AmeriGas Finance LLC, 6.75%, 2020	$2,385,000	$2,641,388
Ferrellgas LP/Ferrellgas Finance Corp., 6.5%, 2021	1,735,000	1,826,088

		$4,467,476
Natural Gas - Pipeline - 2.9%
Access Midstream Partners Co., 4.875%, 2023	$1,200,000	$1,239,000
Atlas Pipeline Partners LP, 5.875%, 2023 (n)	1,865,000	1,911,625
Crosstex Energy, Inc., 8.875%, 2018	5,455,000	5,959,588
El Paso Corp., 7%, 2017	3,790,000	4,360,444
El Paso Corp., 7.75%, 2032	5,250,000	5,983,283
Energy Transfer Equity LP, 7.5%, 2020	3,590,000	4,200,300
Enterprise Products Partners LP, 8.375% to 2016, FRN to 2066	1,721,000	1,976,999

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Natural Gas - Pipeline - continued
Enterprise Products Partners LP, 7.034% to 2018, FRN to 2068		$1,047,000	$1,214,520
Inergy Midstream LP, 6%, 2020 (n)		3,815,000	4,024,825
MarkWest Energy Partners LP, 5.5%, 2023		2,150,000	2,359,625
MarkWest Energy Partners LP, 4.5%, 2023		904,000	942,420
Sabine Pass Liquefaction, 5.625%, 2021 (n)		2,225,000	2,302,875
Sabine Pass Liquefaction, 5.625%, 2023 (z)		1,090,000	1,119,975

			$37,595,479
Network & Telecom - 1.2%
Centurylink, Inc., 7.65%, 2042		$3,030,000	$3,120,900
Citizens Communications Co., 9%, 2031		1,795,000	1,871,288
Frontier Communications Corp., 8.125%, 2018		2,855,000	3,311,800
TW Telecom Holdings, Inc., 5.375%, 2022		1,930,000	2,021,675
Windstream Corp., 8.125%, 2018		570,000	627,000
Windstream Corp., 7.75%, 2020		2,615,000	2,869,962
Windstream Corp., 7.75%, 2021		1,200,000	1,326,000

			$15,148,625
Oil Services - 1.3%
Bristow Group, Inc., 6.25%, 2022		$2,720,000	$2,964,800
Chesapeake Energy Corp., 6.625%, 2019 (n)		1,035,000	1,066,050
Dresser-Rand Group, Inc., 6.5%, 2021		1,300,000	1,410,500
Edgen Murray Corp., 8.75%, 2020 (n)		2,665,000	2,834,894
Shale-Inland Holdings LLC/Finance Co., 8.75%, 2019 (n)		3,590,000	3,796,425
Unit Corp., 6.625%, 2021		4,060,000	4,344,200

			$16,416,869
Other Banks & Diversified Financials - 2.4%
Ally Financial, Inc., 5.5%, 2017		$7,745,000	$8,441,469
Ally Financial, Inc., 6.25%, 2017		2,680,000	3,041,556
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)		3,216,000	4,034,771
LBG Capital No. 1 PLC, 7.875%, 2020 (n)		5,525,000	6,033,300
Santander UK PLC, 8.963% to 2030, FRN to 2049		6,666,000	7,932,540
UBS AG, 7.625%, 2022		1,460,000	1,692,934

			$31,176,570
Pharmaceuticals - 0.7%
Capsugel FinanceCo. SCA, 9.875%, 2019 (n)	EUR	1,370,000	$2,056,812
Valeant Pharmaceuticals International, Inc., 7%, 2020 (n)		$3,750,000	4,143,750
Valeant Pharmaceuticals International, Inc., 7.25%, 2022 (n)		2,800,000	3,171,000

			$9,371,562
Pollution Control - 0.3%
Heckmann Corp., 9.875%, 2018		$2,300,000	$2,484,000
Heckmann Corp., 9.875%, 2018 (n)		765,000	820,463

			$3,304,463
Precious Metals & Minerals - 0.5%
Eldorado Gold Corp., 6.125%, 2020 (n)		$2,785,000	$2,840,700
IAMGOLD Corp., 6.75%, 2020 (n)		4,082,000	3,857,490

			$6,698,190
Printing & Publishing - 0.6%
American Media, Inc., 13.5%, 2018 (z)		$297,449	$279,602
Lamar Media Corp., 5%, 2023		1,285,000	1,307,487
Nielsen Finance LLC, 7.75%, 2018		2,760,000	3,073,950

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Printing & Publishing - continued
Nielsen Finance LLC, 4.5%, 2020 (n)	$2,970,000	$3,033,112

		$7,694,151
Railroad & Shipping - 0.2%
Kansas City Southern de Mexico S.A. de C.V., 6.125%, 2021	$229,000	$269,533
Watco Cos. LLC, 6.375%, 2023 (z)	1,570,000	1,636,725

		$1,906,258
Real Estate - 1.3%
CNL Lifestyle Properties, Inc., REIT, 7.25%, 2019	$1,815,000	$1,837,688
DuPont Fabros Technology, Inc., REIT, 8.5%, 2017	2,930,000	3,149,750
ERP Properties, REIT, 7.75%, 2020	3,050,000	3,699,775
ERP Properties, REIT, 5.75%, 2022	815,000	907,514
Kennedy Wilson, Inc., 8.75%, 2019	1,220,000	1,340,475
MPT Operating Partnership LP, REIT, 6.875%, 2021	2,435,000	2,654,150
MPT Operating Partnership LP, REIT, 6.375%, 2022	3,215,000	3,480,237

		$17,069,589
Retailers - 2.5%
ABC Supply Co., Inc., 5.625%, 2021 (z)	$695,000	$721,931
Academy Ltd., 9.25%, 2019 (n)	1,565,000	1,782,144
Burlington Coat Factory Warehouse Corp., 10%, 2019	3,540,000	3,960,375
CST Brands, Inc., 5%, 2023 (z)	335,000	343,794
J. Crew Group, Inc., 8.125%, 2019	3,160,000	3,393,050
Jo-Ann Stores Holdings, Inc., 9.75%, 2019 (p)(z)	1,100,000	1,186,625
Limited Brands, Inc., 6.9%, 2017	1,960,000	2,254,000
Limited Brands, Inc., 7%, 2020	1,520,000	1,776,500
Limited Brands, Inc., 6.95%, 2033	1,080,000	1,135,350
Pantry, Inc., 8.375%, 2020 (n)	1,285,000	1,403,862
Rite Aid Corp., 9.5%, 2017	1,275,000	1,326,000
Rite Aid Corp., 9.25%, 2020	3,230,000	3,738,725
Sally Beauty Holdings, Inc., 6.875%, 2019	1,285,000	1,437,594
Toys “R” Us Property Co. II LLC, 8.5%, 2017	1,466,000	1,574,117
Toys “R” Us, Inc., 10.75%, 2017	4,665,000	4,985,719
YCC Holdings LLC/Yankee Finance, Inc., 10.25%, 2016 (p)	1,260,000	1,300,963

		$32,320,749
Specialty Chemicals - 0.2%
Eagle Spinco, Inc., 4.625%, 2021 (n)	$625,000	$656,250
Koppers, Inc., 7.875%, 2019	1,835,000	2,027,675

		$2,683,925
Specialty Stores - 0.3%
Michaels Stores, Inc., 11.375%, 2016	$1,249,000	$1,308,340
Michaels Stores, Inc., 7.75%, 2018	1,980,000	2,175,525

		$3,483,865
Telecommunications - Wireless - 4.3%
Clearwire Corp., 12%, 2015 (n)	$3,140,000	$3,359,800
Cricket Communications, Inc., 7.75%, 2016	2,040,000	2,121,600
Cricket Communications, Inc., 7.75%, 2020	2,670,000	2,716,725
Crown Castle International Corp., 7.125%, 2019	4,420,000	4,850,950
Crown Castle International Corp., 5.25%, 2023	1,655,000	1,733,613
Digicel Group Ltd., 8.25%, 2017 (n)	3,050,000	3,210,125
Digicel Group Ltd., 10.5%, 2018 (n)	2,540,000	2,813,050

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Telecommunications - Wireless - continued
Eileme 2 AB, 11.625%, 2020 (n)	$2,149,000	$2,551,938
MetroPCS Wireless, Inc., 7.875%, 2018	3,710,000	4,085,637
MetroPCS Wireless, Inc., 6.25%, 2021 (z)	1,745,000	1,873,694
Sprint Capital Corp., 6.875%, 2028	3,280,000	3,353,800
Sprint Nextel Corp., 6%, 2016	4,115,000	4,464,775
Sprint Nextel Corp., 8.375%, 2017	3,611,000	4,206,815
Sprint Nextel Corp., 9%, 2018 (n)	1,350,000	1,660,500
Sprint Nextel Corp., 6%, 2022	3,600,000	3,753,000
Wind Acquisition Finance S.A., 11.75%, 2017 (n)	3,205,000	3,437,362
Wind Acquisition Finance S.A., 7.25%, 2018 (n)	4,710,000	4,969,050

		$55,162,434
Telephone Services - 0.4%
Cogent Communications Group, Inc., 8.375%, 2018 (n)	$1,240,000	$1,385,700
Level 3 Financing, Inc., 9.375%, 2019	2,095,000	2,362,112
Level 3 Financing, Inc., 8.625%, 2020	1,315,000	1,485,950

		$5,233,762
Transportation - Services - 2.3%
Aguila American Resources Ltd., 7.875%, 2018 (n)	$2,765,000	$2,979,288
Avis Budget Car Rental LLC, 8.25%, 2019	1,980,000	2,200,275
Avis Budget Car Rental LLC, 9.75%, 2020	1,130,000	1,343,288
CEVA Group PLC, 8.375%, 2017 (n)	5,780,000	5,765,550
Navios Maritime Acquisition Corp., 8.625%, 2017	3,385,000	3,380,769
Navios Maritime Holdings, Inc., 8.875%, 2017	3,200,000	3,364,000
Navios South American Logistics, Inc., 9.25%, 2019	2,457,000	2,684,272
Navios South American Logistics, Inc., 9.25%, 2019 (n)	421,000	459,942
Swift Services Holdings, Inc., 10%, 2018	6,360,000	7,282,200

		$29,459,584
Utilities - Electric Power - 3.8%
AES Corp., 8%, 2017	$4,225,000	$5,059,438
AES Corp., 7.375%, 2021	1,265,000	1,505,350
AES Corp., 4.875%, 2023	290,000	295,800
Calpine Corp., 8%, 2016 (n)	2,690,000	2,811,050
Calpine Corp., 7.875%, 2020 (n)	4,162,000	4,713,465
Covanta Holding Corp., 7.25%, 2020	3,565,000	3,960,305
Covanta Holding Corp., 6.375%, 2022	850,000	930,108
EDP Finance B.V., 6%, 2018 (n)	4,590,000	4,902,120
Energy Future Holdings Corp., 10%, 2020	9,606,000	10,998,870
Energy Future Holdings Corp., 10%, 2020 (n)	3,565,000	4,041,819
Energy Future Holdings Corp., 11.75%, 2022 (n)	2,510,000	2,873,950
NRG Energy, Inc., 8.25%, 2020	4,950,000	5,630,625
Texas Competitive Electric Holdings Co. LLC, 11.5%, 2020 (n)	1,345,000	1,059,187

		$48,782,087
Total Bonds		$1,169,865,467

Floating Rate Loans (g)(r) - 1.4%
Aerospace - 0.2%
TransDigm Inc., Term Loan C, 3.75%, 2020	$1,805,387	$1,829,243

Conglomerates - 0.1%
Silver II U.S. Holdings LLC, Term Loan B, 2019 (o)	$1,768,167	$1,780,480

11

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Floating Rate Loans (g)(r) - continued
Consumer Services - 0.1%
Realogy Corp., Term Loan B, 4.5%, 2020	$1,179,162	$1,192,428

Energy - Independent - 0.1%
MEG Energy Corp., Term Loan B, 3.75%, 2020	$1,632,952	$1,648,600

Entertainment - 0.1%
Cedar Fair LP, Term Loan B, 3.25%, 2020 (o)	$1,530,154	$1,547,368

Financial Institutions - 0.1%
Springleaf Finance Corp., Term Loan, 5.5%, 2017	$1,065,063	$1,068,391

Food & Beverages - 0.2%
Aramark Corp., Term Loan D, 4%, 2019 (o)	$1,810,061	$1,831,162
H.J. Heinz Co., Term Loan B2, 2020 (o)	1,037,494	1,046,716

		$2,877,878
Retailers - 0.1%
ABC Supply Co., Inc., Term Loan B, 3.5%, 2020	$685,253	$690,244

Transportation - Services - 0.4%
American Commercial Lines, Inc, Term Loan, 7.5%, 2019	$5,014,309	$5,051,916
Total Floating Rate Loans		$17,686,548

Common Stocks - 0.1%
Automotive - 0.0%
Accuride Corp. (a)	65,068	$334,450

Broadcasting - 0.1%
New Young Broadcasting Holding Co., Inc. (a)	213	$809,400

Printing & Publishing - 0.0%
American Media Operations, Inc. (a)	76,223	$400,171
Total Common Stocks		$1,544,021

Convertible Preferred Stocks - 0.2%
Automotive - 0.2%
General Motors Co., 4.75%	43,060	$2,001,429
Total Convertible Preferred Stocks		$2,001,429

Convertible Bonds - 0.3%
Network & Telecom - 0.3%
Nortel Networks Corp., 2.125%, 2014 (a)(d)	$4,345,000	$4,228,228
Total Convertible Bonds		$4,228,228

Preferred Stocks - 0.4%
Other Banks & Diversified Financials - 0.4%
Ally Financial, Inc., 7% (z)	2,489	$2,456,254
GMAC Capital Trust I, 8.125%	90,100	2,467,839
Total Preferred Stocks		$4,924,093

12

Portfolio of Investments (unaudited) – continued

Issuer	Strike Price	First Exercise	Shares/Par	Value ($)
Warrants - 0.1%
Broadcasting - 0.1%
New Young Broadcasting Holding Co., Inc. (1 share for 1 warrant) (a)	$0.01	7/14/2010	263	$999,400
Issuer/Expiration Date/Strike Price			Number of Contracts
Call Options Purchased - 0.0%
iShares Russell 2000 Index - June 2013 @ $95			2,899	$568,204
Issuer			Shares/Par
Money Market Funds - 4.8%
MFS Institutional Money Market Portfolio, 0.13%, at Net Asset Value (v)			61,023,428	$61,023,428
Total Investments				$1,262,840,818

Other Assets, Less Liabilities - 1.0%				13,326,892
Net Assets - 100.0%				$1,276,167,710

(a)	Non-income producing security.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $355,133,333 representing 27.8% of net assets.
(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown represents the weighted average coupon rate for settled amounts.
(p)	Payment-in-kind security.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
ABC Supply Co., Inc., 5.625%, 2021	4/04/13-4/18/13	$699,116	$721,931
Acadia Healthcare Co., Inc., 6.125%, 2021	3/07/13	270,000	282,150
Ally Financial, Inc., 7% (Preferred Stock)	4/13/11-11/27/12	2,370,188	2,456,254
American Media, Inc., 13.5%, 2018	12/28/10	301,167	279,602
CNH Capital LLC, 3.625%, 2018	4/03/13	2,610,000	2,655,675
CST Brands, Inc., 5%, 2023	4/25/13	335,000	343,794
CWCapital Cobalt Ltd., CDO, “E2”, 6%, 2045	3/20/06-2/25/13	1,248,049	12,880
CWCapital Cobalt Ltd., CDO, “F”, FRN, 1.576%, 2050	4/12/06-1/26/13	646,840	1,617
CWCapital Cobalt Ltd., CDO, “G”, FRN, 1.776%, 2050	4/12/06-1/26/13	2,018,359	5,046
Cedar Fair LP, 5.25%, 2021	2/28/13-3/01/13	1,523,092	1,559,313
Continental Resources, Inc., 4.5%, 2023	4/02/13	751,000	800,754
Dematic S.A., 7.75%, 2020	12/13/12	2,195,000	2,398,038
Falcon Franchise Loan LLC, FRN, 8.919%, 2025	1/29/03	121,889	238,015
G-Force LLC, CDO, “A2”, 4.83%, 2036	1/20/11-2/14/11	1,474,236	1,530,235
Halcon Resources Corp., 8.875%, 2021	3/01/13-4/25/13	2,334,256	2,327,325
Hawk Acquisition Sub, Inc., 4.25%, 2020	3/22/13	2,610,000	2,642,625

13

Portfolio of Investments (unaudited) – continued

Restricted Securities - continued	Acquisition Date	Cost	Value
Heckler & Koch GmbH, 9.5%, 2018	5/06/11-1/02/13	$2,353,865	$2,167,211
Hexion U.S. Finance Corp., 6.625%, 2020	3/22/13-3/25/13	1,408,230	1,459,500
Intelsat S.A., 8.125%, 2023	3/20/13	2,050,000	2,183,250
Jo-Ann Stores Holdings, Inc., 9.75%, 2019	3/27/13-4/12/13	1,167,476	1,186,625
LBI Media, Inc., 13.5% to 2015, 11.5% to , 2020	1/02/13	402,262	400,635
Local TV Finance LLC, 9.25%, 2015	12/10/07-2/06/13	3,180,162	3,194,088
Lynx II Corp., 6.375%, 2023	2/07/13	1,065,000	1,152,862
MetroPCS Wireless, Inc., 6.25%, 2021	3/08/13	1,745,000	1,873,694
Morgan Stanley Capital I, Inc., FRN, 1.385%, 2039	7/20/04	143,647	128,704
NXP B.V., 5.75%, 2023	3/05/13-3/12/13	2,864,894	2,992,725
Rexel S.A., 5.25%, 2020	3/20/13	834,843	880,925
Ryman Hospitality Properties, Inc., REIT, 5%, 2021	3/27/13-3/28/13	1,360,556	1,385,487
Sabine Pass Liquefaction, 5.625%, 2023	4/24/13	1,111,791	1,119,975
Verisign, Inc., 4.625%, 2023	4/11/13-4/12/13	1,607,347	1,629,750
Watco Cos. LLC, 6.375%, 2023	3/19/13	1,584,595	1,636,725
Total Restricted Securities			$41,647,410
% of Net assets			3.3%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

Derivative Contracts at 4/30/13

Forward Foreign Currency Exchange Contracts at 4/30/13

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
SELL	EUR	Deutsche Bank AG	4,623,101	7/16/13	$6,043,132	$6,091,571	$(48,439)
SELL	EUR	JPMorgan Chase Bank, N.A	4,623,101	7/16/13	6,043,230	6,091,571	(48,341)
SELL	EUR	UBS AG	646,279	7/16/13	846,787	851,561	(4,774)

							$(101,554)

Swap Agreements at 4/30/13

Expiration	Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives
Credit Default Swap Agreements
12/20/17	USD	12,890,000	Goldman Sachs International (a)	5.0% (fixed rate)	(1)	$988,920
12/20/17	USD	10,000,000	JPMorgan Chase Bank, N.A. (a)	5.0% (fixed rate)	(1)	767,200

						$1,756,120

(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by a reference obligation specified in the CDX.NA.HY.19 Index, a B rated credit default index. The fund entered into the contract to manage market/sector exposure.

(a)	Net unamortized premiums paid by the fund amounted to $968,473.

14

Portfolio of Investments (unaudited) – continued

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap agreement, the reference obligation for which may be either a single security or, in the case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities, utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 International Swaps and Derivatives Association (ISDA) Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

15

Supplemental Information

4/30/13 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other

16

Supplemental Information (unaudited) – continued

financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts and swap agreements. The following is a summary of the levels used as of April 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$5,371,922	$4,265,054	$400,171	$10,037,147
Non-U.S. Sovereign Debt	—	1,469,813	—	1,469,813
Municipal Bonds	—	2,326,179	—	2,326,179
U.S. Corporate Bonds	—	959,665,395	—	959,665,395
Commercial Mortgage-Backed Securities	—	2,137,455	—	2,137,455
Asset-Backed Securities (including CDOs)	—	1,549,778	—	1,549,778
Foreign Bonds	—	206,945,075	—	206,945,075
Floating Rate Loans	—	17,686,548	—	17,686,548
Mutual Funds	61,023,428	—	—	61,023,428
Total Investments	$66,395,350	$1,196,045,297	$400,171	$1,262,840,818

Other Financial Instruments
Swap Agreements	$—	$1,756,120	$—	$1,756,120
Forward Foreign Currency Exchange Contracts	—	(101,554)	—	(101,554)

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 1/31/13	$362,059
Change in unrealized appreciation (depreciation)	38,112
Balance as of 4/30/13	$400,171

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at April 30, 2013 is $38,112.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,202,155,184
Gross unrealized appreciation	75,446,134
Gross unrealized depreciation	(14,760,500)
Net unrealized appreciation (depreciation)	$60,685,634

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	62,312,638	116,085,049	(117,374,259)	61,023,428

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$18,474	$61,023,428

17

QUARTERLY REPORT

April 30, 2013

MFS® HIGH YIELD OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS

4/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)

Bonds - 17.3%
Aerospace - 0.0%
Embraer Empresa Brasileria de Aeronaves, 5.15%, 2022		$200,000	$218,233

Asset-Backed & Securitized - 0.6%
Arbor Realty Mortgage Securities, CDO, FRN, 2.576%, 2038 (z)		$1,136,457	$340,937
Banc of America Commercial Mortgage, Inc., FRN, 6.438%, 2051 (z)		3,830,049	1,723,522
Citigroup Commercial Mortgage Trust, FRN, 5.885%, 2017		2,500,000	352,750
Crest Ltd., CDO, 7%, 2040 (a)(p)		1,223,435	61,172
Falcon Franchise Loan LLC, FRN, 8.919%, 2025 (i)(z)		192,079	30,195
G-Force LLC, CDO, “A2”, 4.83%, 2036 (z)		797,922	804,904
JPMorgan Chase Commercial Mortgage Securities Corp., “C”, FRN, 6.198%, 2051		1,390,000	331,917
LB Commercial Conduit Mortgage Trust, FRN, 1.177%, 2030 (i)		544,180	11,230
Morgan Stanley Capital I, Inc., FRN, 1.385%, 2039 (i)(z)		1,349,761	26,995
Preferred Term Securities XII Ltd., CDO, 0%, 2033 (a)(c)(z)		1,775,000	18
Preferred Term Securities XVI Ltd., CDO, 0%, 2035 (a)(c)(z)		3,250,000	325
Preferred Term Securities XVII Ltd., CDO, 0%, 2035 (a)(c)(z)		1,813,000	181

			$3,684,146
Automotive - 0.3%
Automotores Gildemeister S.A., 8.25%, 2021 (n)		$116,000	$125,860
Automotores Gildemeister S.A., 6.75%, 2023 (n)		750,000	768,750
Jaguar Land Rover PLC, 8.125%, 2021 (n)		920,000	1,053,400
Schaeffler Finance B.V., 4.25%, 2018 (z)	EUR	100,000	134,318

			$2,082,328
Broadcasting - 0.3%
Clear Channel Communications, Inc., 9%, 2021		$744,000	$727,260
LBI Media Holdings, Inc., 11%, 2013		2,110,000	443,100
Local TV Finance LLC, 9.25%, 2015 (p)(z)		970,072	972,497

			$2,142,857
Building - 0.6%
CEMEX Espana S.A., 9.25%, 2020		$995,000	$1,094,500
CEMEX Finance LLC, 9.5%, 2016		715,000	768,625
CEMEX S.A.B. de C.V., 9%, 2018 (n)		609,000	663,810
CEMEX S.A.B. de C.V., 5.875%, 2019 (n)		345,000	351,038
Grupo Cementos de Chihuahua S.A.B. de C.V., 8.125%, 2020 (n)		795,000	844,688

			$3,722,661
Business Services - 0.1%
Equinix, Inc., 4.875%, 2020		$390,000	$407,550
Tencent Holdings Ltd., 3.375%, 2018 (n)		288,000	300,107

			$707,657
Cable TV - 1.0%
Cogeco Cable, Inc., 4.875%, 2020 (z)		$380,000	$387,125
Nara Cable Funding Ltd., 8.875%, 2018 (z)		1,225,000	1,310,750
ONO Finance ll PLC, 10.875%, 2019 (n)		550,000	583,000
Telenet Finance Luxembourg, 6.375%, 2020 (n)	EUR	500,000	700,255
Telenet Group Holding N.V., 6.25%, 2022 (z)	EUR	780,000	1,068,310
UPC Holding B.V., 9.875%, 2018 (n)		$820,000	914,300
Ziggo Bond Co. B.V., 8%, 2018 (n)	EUR	755,000	1,081,298

			$6,045,038

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Chemicals - 0.2%
INEOS Group Holdings PLC, 8.5%, 2016 (n)	$1,255,000	$1,275,394

Conglomerates - 0.1%
Metalloinvest Finance Ltd., 5.625%, 2020 (z)	$820,000	$818,811

Construction - 0.4%
Country Garden Holdings Co., 11.25%, 2017	$542,000	$605,685
Empresas ICA S.A.B. de C.V., 8.375%, 2017	291,000	283,725
Empresas ICA S.A.B. de C.V., 8.375%, 2017 (n)	150,000	146,250
Empresas ICA Sociedad Controladora S.A. de C.V., 8.9%, 2021	579,000	561,630
Longfor Properties Co. Ltd., 6.875%, 2019	576,000	617,388

		$2,214,678
Electrical Equipment - 0.1%
Avaya, Inc., 9.75%, 2015	$465,000	$465,000

Electronics - 0.1%
Nokia Corp., 5.375%, 2019	$600,000	$591,000

Emerging Market Quasi-Sovereign - 3.5%
Banco de Reservas de La Republica Dominicana, 7%, 2023 (n)	$606,000	$620,241
Banco do Brasil S.A., 3.875%, 2017	1,362,000	1,436,910
Banco do Brasil S.A., 5.875%, 2023 (n)	226,000	246,905
Banco do Estado Rio Grande do Sul S.A., 7.375%, 2022 (n)	1,141,000	1,255,100
Bank of Ceylon, 6.875%, 2017 (n)	200,000	212,700
Comision Federal de Electricidad, 5.75%, 2042 (n)	1,195,000	1,350,350
Dolphin Energy Ltd., 5.5%, 2021 (n)	804,000	952,740
Ecopetrol S.A., 7.625%, 2019	547,000	697,425
Gaz Capital S.A., 5.999%, 2021 (n)	1,547,000	1,757,779
JSC Georgian Railway, 7.75%, 2022 (n)	200,000	232,500
Kazakhstan Temir Zholy Co., 6.95%, 2042 (n)	1,260,000	1,493,100
Majapahit Holding B.V., 7.25%, 2017 (n)	723,000	843,199
Majapahit Holding B.V., 7.75%, 2020 (n)	654,000	815,865
Naftogaz Ukraine, 9.5%, 2014	1,224,000	1,269,410
Pertamina PT, 4.875%, 2022 (n)	255,000	271,269
Pertamina PT, 6%, 2042 (n)	297,000	319,394
Petrobras International Finance Co., 5.375%, 2021	521,000	575,323
Petrobras International Finance Co., 6.75%, 2041	245,000	290,575
Petroleos de Venezuela S.A., 5.25%, 2017	2,698,000	2,340,515
Petroleos Mexicanos, 4.875%, 2022	733,000	833,788
Petroleos Mexicanos, 6.5%, 2041	133,000	165,253
Rosneft, 3.149%, 2017 (n)	208,000	210,070
Rosneft, 4.199%, 2022 (n)	948,000	952,740
Sberbank of Russia, 6.125%, 2022 (n)	1,139,000	1,299,884
Turkiye Vakiflar Bankasi, 6%, 2022 (n)	706,000	745,713
Vnesheconombank, 6.025%, 2022 (n)	200,000	226,750
VTB Capital S.A., 6%, 2017 (n)	717,000	778,841

		$22,194,339
Emerging Market Sovereign - 2.0%
Dominican Republic, 7.5%, 2021 (n)	$790,000	$907,315
Dominican Republic, 5.875%, 2024 (z)	111,000	113,775
Government of Ukraine, 6.875%, 2015 (n)	240,000	239,760
Government of Ukraine, 6.25%, 2016	732,000	715,530
Government of Ukraine, 9.25%, 2017 (n)	200,000	213,500

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Emerging Market Sovereign - continued
Republic of Argentina, 2.5% to 2019, 3.75% to 2029, 5.25% to 2038		$461,000	$153,283
Republic of Croatia, 5.5%, 2023 (n)		1,264,000	1,342,558
Republic of Guatemala, 5.75%, 2022 (n)		201,000	226,326
Republic of Latvia, 5.25%, 2017 (n)		200,000	224,000
Republic of Lithuania, 6.625%, 2022 (n)		2,093,000	2,671,715
Republic of Philippines, 5.5%, 2026		343,000	431,751
Republic of Romania, 6.75%, 2022 (n)		1,122,000	1,375,123
Republic of Serbia, 7.25%, 2021 (n)		200,000	233,500
Republic of Venezuela, 7%, 2018		824,000	766,320
Republic of Venezuela, 12.75%, 2022		415,000	473,723
Republic of Venezuela, 9.25%, 2027		797,000	783,053
Republic of Venezuela, 7%, 2038		2,047,000	1,627,365

			$12,498,597
Energy - Integrated - 0.4%
Listrindo Capital B.V., 6.95%, 2019 (n)		$700,000	$768,177
Lukoil International Finance B.V., 3.416%, 2018 (z)		327,000	332,709
Lukoil International Finance B.V., 4.563%, 2023 (z)		503,000	509,307
Pacific Rubiales Energy Corp., 7.25%, 2021 (n)		916,000	1,044,240

			$2,654,433
Financial Institutions - 0.2%
TMK Capital S.A., 6.75%, 2020 (n)		$1,568,000	$1,544,480

Food & Beverages - 0.7%
Ajecorp B.V., 6.5%, 2022 (n)		$965,000	$1,055,228
Corporacion Jose R Lindey S.A., 6.75%, 2021 (n)		56,000	65,380
Corporacion Lindley S.A., 4.625%, 2023 (z)		802,000	814,030
Marfrig Holding Europe B.V., 9.875%, 2017 (n)		1,354,000	1,265,990
MHP S.A., 8.25%, 2020 (n)		952,000	939,970

			$4,140,598
Forest & Paper Products - 0.3%
Fibria Overseas Finance Ltd., 7.5%, 2020 (n)		$800,000	$910,000
Smurfit Kappa Group PLC, 7.75%, 2019 (n)	EUR	180,000	261,218
Votorantim Participacoes S.A., 6.75%, 2021 (n)		$862,000	1,011,773

			$2,182,991
Gaming & Lodging - 0.2%
Great Canadian Gaming Corp., 6.625%, 2022 (z)	CAD	1,375,000	$1,433,074
NCL Corp., 5%, 2018 (n)		$40,000	41,550

			$1,474,624
Industrial - 0.2%
Hyva Global B.V., 8.625%, 2016 (n)		$1,169,000	$1,150,062

International Market Quasi-Sovereign - 0.1%
Israel Electric Corp. Ltd., 6.7%, 2017 (n)		$819,000	$917,280

International Market Sovereign - 0.3%
Republic of Iceland, 4.875%, 2016 (n)		$1,712,000	$1,823,280
Republic of Iceland, 5.875%, 2022 (n)		297,000	342,912

			$2,166,192

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Machinery & Tools - 0.2%
Ferreycorp S.A.A., 4.875%, 2020 (z)		$1,491,000	$1,502,122

Major Banks - 0.2%
RBS Capital Trust II, 6.425% to 2034, FRN to 2049		$1,375,000	$1,271,875
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (n)		165,000	161,700

			$1,433,575
Medical & Health Technology & Services - 0.2%
WP Rocket Merger Sub, Inc., 10.125%, 2019 (n)		$1,385,000	$1,430,013

Metals & Mining - 0.2%
Southern Copper Corp., 6.75%, 2040		$826,000	$957,055

Oil Services - 0.3%
Afren PLC, 11.5%, 2016 (n)		$1,000,000	$1,187,500
Qgog Constellation S.A., 6.25%, 2019 (n)		873,000	918,396

			$2,105,896
Other Banks & Diversified Financials - 1.7%
Alfa Bank, 7.5%, 2019 (n)		$1,200,000	$1,293,240
Banco de Credito del Peru, FRN, 6.875%, 2026 (n)		42,000	48,195
Banco de Credito del Peru, 6.125% to 2022, FRN to 2027 (n)		781,000	850,509
Bancolombia S.A., 5.95%, 2021		914,000	1,030,535
BBVA Banco Continental S.A., 5%, 2022 (n)		900,000	951,750
BBVA Bancomer S.A. de C.V., 6.5%, 2021 (n)		975,000	1,111,500
BBVA Bancomer S.A. de C.V., 6.75%, 2022 (n)		157,000	180,550
Groupe BPCE S.A.,12.5% to 2019, FRN to 2049 (n)		307,000	385,160
Grupo Aval Ltd., 4.75%, 2022 (n)		200,000	201,750
Industrial Senior Trust, 5.5%, 2022 (n)		617,000	617,000
Intesa Sanpaolo S.p.A., 3.875%, 2018		980,000	980,666
MMG S.A., 6.75%, 2023 (n)		700,000	732,548
Turkiye Garanti Bankasi A.S., 4%, 2017 (n)		1,000,000	1,050,000
Turkiye Is Bankasi A.S., 6%, 2022 (n)		950,000	1,037,875

			$10,471,278
Pharmaceuticals - 0.1%
Capsugel FinanceCo. SCA, 9.875%, 2019 (n)	EUR	544,000	$816,720

Railroad & Shipping - 0.2%
Brunswick Rail Finance Ltd., 6.5%, 2017 (n)		$1,200,000	$1,266,000

Retailers - 0.2%
Cencosud S.A., 4.875%, 2023 (n)		$1,000,000	$1,035,099

Specialty Chemicals - 0.0%
SIBUR Securities Ltd., 3.914%, 2018 (n)		$200,000	$196,550

Supermarkets - 0.2%
SMU S.A., 7.75%, 2020 (n)		$950,000	$1,010,563

Telecommunications - Wireless - 0.7%
Altice Financing S.A., 7.875%, 2019 (n)		$1,512,000	$1,670,760
Digicel Group Ltd., 8.25%, 2020 (n)		200,000	214,000
Digicel Group Ltd., 6%, 2021 (n)		1,436,000	1,439,590

4

Portfolio of Investments (unaudited) – continued

Issuer			Shares/Par	Value ($)

Bonds - continued
Telecommunications - Wireless - continued
Eileme 2 AB, 11.625%, 2020 (n)			$796,000	$945,250

				$4,269,600
Transportation - 0.4%
Far Eastern Shipping Co., 8%, 2018 (z)			$1,374,000	$1,382,428
Far Eastern Shipping Co., 8.75%, 2020 (z)			947,000	955,229

				$2,337,657
Transportation - Services - 0.3%
Aguila American Resources Ltd., 7.875%, 2018 (n)			$1,210,000	$1,303,775
Navios South American Logistics, Inc., 9.25%, 2019			311,000	339,768
Navios South American Logistics, Inc., 9.25%, 2019 (n)			286,000	312,455

				$1,955,998
Utilities - Electric Power - 0.7%
EDP Finance B.V., 6%, 2018 (n)			$1,310,000	$1,399,080
Empresa de Energia de Bogota S.A., 6.125%, 2021 (n)			950,000	1,056,875
Texas Competitive Electric Holdings Co. LLC, 11.5%, 2020 (n)			1,060,000	834,750
Viridian Group FundCo II, Ltd., 11.125%, 2017 (z)			1,110,000	1,190,475
				$4,481,180

Total Bonds				$110,160,705

Common Stocks - 0.1%
Broadcasting - 0.1%
New Young Broadcasting Holding Co., Inc. (a)			98	$372,400

Printing & Publishing - 0.0%
American Media Operations, Inc. (a)			70,215	$368,629
Total Common Stocks				$741,029

Underlying Affiliated Funds - 80.2%
MFS High Yield Pooled Portfolio (v)			50,451,047	$510,069,608
	Strike Price	First Exercise
Warrants - 0.1%
Broadcasting - 0.1%
New Young Broadcasting Holding Co., Inc. (1 share for 1 warrant) (a)	$0.01	7/14/10	174	$661,200

Money Market Funds - 2.9%
MFS Institutional Money Market Portfolio, 0.13%, at Net Asset Value (v)			18,572,839	$18,572,839
Total Investments				$640,205,381

Other Assets, Less Liabilities - (0.6)%				(3,937,672)
Net Assets - 100.0%				$636,267,709

(a)	Non-income producing security.
(c)	The rate shown represents a current effective yield, not a coupon rate.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $69,627,780, representing 10.9% of net assets.
(p)	Payment-in-kind security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

5

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Arbor Realty Mortgage Securities, CDO, FRN, 2.576%, 2038	12/20/05	$1,136,457	$340,937
Banc of America Commercial Mortgage, Inc., FRN, 6.438%, 2051	6/19/08	2,874,265	1,723,522
Cogeco Cable, Inc., 4.875%, 2020	4/18/13	380,000	387,125
Corporacion Lindley S.A., 4.625%, 2023	4/09/13	811,469	814,030
Dominican Republic, 5.875%, 2024	4/11/13	111,000	113,775
Falcon Franchise Loan LLC, FRN, 8.919%, 2025	1/29/03	15,463	30,195
Far Eastern Shipping Co., 8%, 2018	4/23/13	1,374,000	1,382,428
Far Eastern Shipping Co., 8.75%, 2020	4/23/13	947,000	955,229
Ferreycorp S.A.A., 4.875%, 2020	4/19/13-4/25/13	1,489,766	1,502,122
G-Force LLC, CDO, “A2”, 4.83%, 2036	1/20/11-2/14/11	775,366	804,904
Great Canadian Gaming Corp., 6.625%, 2022	7/18/12	1,360,376	1,433,074
Local TV Finance LLC, 9.25%, 2015	11/13/07-2/16/11	961,191	972,497
Lukoil International Finance B.V., 3.416%, 2018	4/17/13	327,000	332,709
Lukoil International Finance B.V., 4.563%, 2023	4/17/13	503,000	509,307
Metalloinvest Finance Ltd., 5.625%, 2020	4/10/13	820,000	818,811
Morgan Stanley Capital I, Inc., FRN, 1.385%, 2039	7/20/04	30,130	26,995
Nara Cable Funding Ltd., 8.875%, 2018	1/26/12	1,192,633	1,310,750
Preferred Term Securities XII Ltd., CDO, 0%, 2033	1/07/05	1,376,758	18
Preferred Term Securities XVI Ltd., CDO, 0%, 2035	12/08/04-1/25/05	2,573,173	325
Preferred Term Securities XVII Ltd., CDO, 0%, 2035	3/09/05	1,419,521	181
Schaeffler Finance B.V., 4.25%, 2018	4/23/13	129,995	134,318
Telenet Group Holding N.V., 6.25%, 2022	4/29/13	1,067,659	1,068,310
Viridian Group FundCo II, Ltd., 11.125%, 2017	3/01/12	1,080,117	1,190,475
Total Restricted Securities			$15,852,037
% of Net assets			2.5%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

CAD	Canadian Dollar
EUR	Euro

Derivative Contracts at 4/30/13

Forward Foreign Currency Exchange Contracts at 4/30/13

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
SELL	CAD	Merrill Lynch International Bank	1,375,000	7/16/13	$1,349,276	$1,362,428	$(13,152)
SELL	EUR	Deutsche Bank AG	1,470,500	7/16/13-4/25/14	1,921,938	1,937,920	(15,982)
SELL	EUR	JPMorgan Chase Bank N.A.	1,370,500	7/16/13	1,791,491	1,805,822	(14,331)
SELL	EUR	UBS AG	825,663	7/16/13	1,081,824	1,087,924	(6,100)

							$(49,565)

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

6

Supplemental Information

4/30/13 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such forward foreign currency exchange contracts. The following is a summary of the levels used as of April 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$—	$1,033,600	$368,629	$1,402,229
Non-U.S. Sovereign Debt	—	37,776,405	—	37,776,405
U.S. Corporate Bonds	—	6,138,439	—	6,138,439
Commercial Mortgage-Backed Securities	—	2,476,609	—	2,476,609
Asset-Backed Securities (including CDOs)	—	1,207,030	506	1,207,536
Foreign Bonds	—	62,561,716	—	62,561,716
Mutual Funds	528,642,447	—	—	528,642,447
Total Investments	$528,642,447	$111,193,799	$369,135	$640,205,381

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(49,565)	$—	$(49,565)

For further information regarding security characteristics, see the Portfolio of Investments.

7

Supplemental Information (unaudited) – continued

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

	Investments in Securities	Asset-Backed Securities (CDO)	Total
Balance as of 1/31/13	$333,521	$—	$333,521
Change in unrealized appreciation (depreciation)	35,108	—	35,108
Transfers into level 3	—	506	506
Balance as of 4/30/13	$368,629	$506	$369,135

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at April 30, 2013 is $35,108.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$623,258,941
Gross unrealized appreciation	32,035,453
Gross unrealized depreciation	(15,089,013)
Net unrealized appreciation (depreciation)	$16,946,440

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS High Yield Pooled Portfolio	—	53,214,020	(2,762,973)	50,451,047
MFS Institutional Money Market Portfolio	23,476,201	51,830,810	(56,734,172)	18,572,839

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS High Yield Pooled Portfolio	$5,568,681	$—	$3,666,189	$510,069,608
MFS Institutional Money Market Portfolio	—	—	4,503	18,572,839

8

QUARTERLY REPORT

April 30, 2013

MFS® MUNICIPAL HIGH INCOME FUND

PORTFOLIO OF INVESTMENTS

4/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 96.7%
Airport Revenue - 1.7%
Burlington, VT, Airport Rev., “A”, 4%, 2028	$1,565,000	$1,531,758
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 2035	5,645,000	6,589,183
Cleveland, OH, Airport System Rev., “A”, AGM, 5%, 2030	1,360,000	1,550,468
Cleveland, OH, Airport System Rev., “A”, AGM, 5%, 2031	905,000	1,024,415
Dallas Fort Worth, TX, International Airport Rev., “D”, 5%, 2038	10,065,000	10,694,364
Denver, CO, City & County Airport Systems Rev., “A”, 5%, 2027	1,845,000	2,127,470
Denver, CO, City & County Airport Systems Rev., “A”, 5%, 2028	1,795,000	2,057,070
Denver, CO, City & County Airport Systems Rev., “B”, 5%, 2032	3,595,000	4,132,596
Houston, TX, Airport System Rev., “B”, 5%, 2026	1,335,000	1,568,118
Houston, TX, Airport System Rev., Subordinate Lien, “A”, 5%, 2031	2,410,000	2,679,149
Miami-Dade County, FL, Aviation Rev., “A”, 5%, 2031	1,990,000	2,210,671
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 2036	2,435,000	2,890,491
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 2042	2,780,000	3,265,277
San Jose, CA, Airport Rev., “A-2”, 5.25%, 2034	6,545,000	7,238,050

		$49,559,080
General Obligations - General Purpose - 3.0%
Allegheny County, PA, “C-70”, 5%, 2037	$2,950,000	$3,256,830
Bellwood, IL, 5.875%, 2027	2,300,000	2,292,088
Bellwood, IL, 6.15%, 2032	4,800,000	4,767,312
Commonwealth of Puerto Rico, Public Improvement, “A”, 5%, 2029	3,075,000	3,011,409
Commonwealth of Puerto Rico, Public Improvement, “B”, 6.5%, 2037	2,325,000	2,463,547
Deaf Smith County, TX, Hospital District, “A”, 6.5%, 2040	3,800,000	4,466,634
Guam Government, “A”, 7%, 2039	1,115,000	1,270,576
Luzerne County, PA, AGM, 6.75%, 2023	1,225,000	1,439,718
Mississippi Development Bank Special Obligation (Greenville, MS Project), 5%, 2027	1,430,000	1,464,077
New Orleans, LA, 5%, 2030	575,000	652,171
New Orleans, LA, 5%, 2031	990,000	1,108,226
State of California, 5.25%, 2028	3,545,000	4,229,859
State of California, 5.25%, 2030	2,000,000	2,368,180
State of California, 5.125%, 2033	7,845,000	8,895,759
State of California, 5.25%, 2035	7,715,000	8,952,100
State of California, 5%, 2041	2,580,000	2,867,747
State of California (Veterans), 5.05%, 2036	1,105,000	1,133,200
State of Hawaii, “DZ”, 5%, 2031	1,800,000	2,142,396
State of Illinois, 5%, 2025	940,000	1,069,598
Washington Motor Vehicle Fuel Tax, “B”, NATL, 5%, 2032 (u)	25,010,000	28,236,290

		$86,087,717
General Obligations - Schools - 1.1%
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2031	$2,060,000	$1,087,948
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2032	2,095,000	1,058,331
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2033	4,185,000	2,020,267
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 2030	4,785,000	2,278,234
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 2031	4,280,000	1,931,136
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 2032	3,010,000	1,290,387
Frisco, TX, Independent School District, School Building, “B”, PSF, 3%, 2042	2,375,000	2,258,981
Hartnell, CA, Community College District (Election of 2002), Capital Appreciation, “D”, 0%, 2039	10,355,000	2,012,391
Lake Tahoe, CA, Unified School District (Election of 2008), Capital Appreciation, AGM, 0%, 2045	4,240,000	1,878,659
Los Angeles, CA, Unified School District, “D”, 5%, 2034	525,000	604,349
Merced, CA, Union High School District, Capital Appreciation, “A”, ASSD GTY, 0%, 2030	645,000	296,410
Newport Mesa, CA, Unified School District (Election of 2005), Capital Appreciation, 0%, 2041	12,965,000	2,443,903

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
General Obligations - Schools - continued
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 2024	$3,110,000	$2,009,931
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 2027	2,070,000	1,129,226
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 2029	4,025,000	1,965,971
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 2030	4,455,000	2,050,726
Royse City, TX, Independent School District, School Building, Capital Appreciation, PSF, 0%, 2027	2,960,000	1,546,126
Royse City, TX, Independent School District, School Building, Capital Appreciation, PSF, 0%, 2029	2,995,000	1,400,672
West Contra Costa, CA, Unified School District (Election of 2005), Capital Appreciation, “C”, ASSD GTY, 0%, 2029	3,665,000	1,781,630
Whittier, CA, Union High School District, Capital Appreciation, 0%, 2034	2,270,000	707,241

		$31,752,519
Healthcare Revenue - Hospitals - 19.2%
Alexander City, AL, Special Care Facilities Financing Authority Medical Facilities Rev., “A” (Russell Hospital Corp.), 5.75%, 2036	$1,900,000	$1,959,242
Arizona Health Facilities Authority Hospital Rev. (Phoenix Children’s Hospital), “B”, 5%, 2043	1,255,000	1,344,908
Astoria, OR, Hospital Facilities Authority (Columbia Memorial Hospital), 5%, 2025	1,145,000	1,279,595
Astoria, OR, Hospital Facilities Authority (Columbia Memorial Hospital), 5%, 2028	1,325,000	1,457,659
Astoria, OR, Hospital Facilities Authority (Columbia Memorial Hospital), 5%, 2037	1,750,000	1,865,903
Atchison, KS, Hospital Rev. (Atchison Hospital Assn.), “A”, 6.75%, 2030	2,600,000	2,908,750
Athens County, OH, Hospital Facilities Rev. (O’Bleness Memorial Hospital), “A”, 7.125%, 2033	2,500,000	2,516,800
Brazoria County, TX, Health Facilities Development Corp., Hospital Rev. (Brazosport Regional Health System), 5.25%, 2032	2,000,000	2,091,600
Brazoria County, TX, Health Facilities Development Corp., Hospital Rev. (Brazosport Regional Health System), 5.5%, 2042	9,910,000	10,471,302
Brunswick, GA, Hospital Authority Rev. (Glynn-Brunswick Memorial Hospital), 5.625%, 2034	1,375,000	1,541,788
Butler County, OH, Hospital Facilities Rev. (UC Health), 5.5%, 2040	5,435,000	6,025,187
Butler County, OH, Hospital Facilities Rev. (UC Health), 5.75%, 2040	2,210,000	2,488,769
California Health Facilities Financing Authority Rev. (Children’s Hospital Los Angeles), “A”, 5%, 2029	3,500,000	3,892,420
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “A”, 5.75%, 2039	2,765,000	3,240,608
Chautauqua County, NY, Capital Resource Corp. Rev. (Women’s Christian Assn.), “A”, 8%, 2030	3,890,000	4,207,385
Citrus County, FL, Hospital Board Rev. (Citrus Memorial Hospital), 6.375%, 2032	5,810,000	5,817,204
Citrus County, FL, Hospital Rev. (Citrus Memorial Hospital), 6.25%, 2023	3,360,000	3,366,821
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.25%, 2023	1,400,000	1,528,604
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.75%, 2029	4,790,000	5,211,089
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 7%, 2036	1,000,000	1,096,080
Dauphin County, PA, General Authority Health System Rev. (Pinnacle Health System), “A”, 5%, 2042	4,330,000	4,684,194
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 2040	7,170,000	8,386,964
Duluth, MN, Economic Development Authority Health Care Facilities Rev. (St. Luke’s Hospital Authority Obligated Group), 5.75%, 2027	2,325,000	2,485,588
Duluth, MN, Economic Development Authority Health Care Facilities Rev. (St. Luke’s Hospital Authority Obligated Group), 5.75%, 2032	5,025,000	5,393,031
Duluth, MN, Economic Development Authority Health Care Facilities Rev. (St. Luke’s Hospital Authority Obligated Group), 6%, 2039	5,780,000	6,269,161
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 2036	3,050,000	3,525,678
Fruita, CO, Rev. (Family Health West Project), 7%, 2018	850,000	975,690
Fruita, CO, Rev. (Family Health West Project), 8%, 2043	4,440,000	5,139,478
Gallia County, OH, Hospital Facilities Rev. (Holzer Health Systems), “A”, 8%, 2042	16,000,000	18,558,880
Glasgow, KY, Healthcare Rev. (TJ Samson Community Hospital), 6.375%, 2035	2,840,000	3,294,372
Grundy County, MO, Industrial Development Authority, Health Facilities Rev. (Wright Memorial Hospital), 6.75%, 2034	1,590,000	1,787,764
Harris County, TX, Cultural Education Facilities Finance Corp. Medical Facilities Rev. (Baylor College of Medicine), “A”, 5%, 2037	6,075,000	6,782,069
Harris County, TX, Cultural Education Facilities Finance Corp. Medical Facilities Rev. (Baylor College of Medicine), “D”, 5.625%, 2032	4,535,000	5,212,529
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7.25%, 2018 (c)	2,400,000	3,213,312
Hillsborough County, FL, Industrial Development Authority Rev. (University Community Hospital), “A”, 5.625%, 2018 (c)	4,700,000	5,854,273
Illinois Finance Authority Rev. (Kewanee Hospital), 5.1%, 2031	3,695,000	3,900,183
Illinois Finance Authority Rev. (KishHealth Systems Obligated Group), 5.75%, 2028	3,770,000	4,226,170
Illinois Finance Authority Rev. (O.S.F. Healthcare Systems) “A”, 7%, 2029	3,025,000	3,714,428
Illinois Finance Authority Rev. (O.S.F. Healthcare Systems) “A”, 7.125%, 2037	2,555,000	3,116,896

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Illinois Finance Authority Rev. (Provena Health), “A”, 6%, 2028	$4,000,000	$4,639,880
Illinois Finance Authority Rev. (Provena Health), “A”, 7.75%, 2034	3,865,000	4,856,025
Illinois Finance Authority Rev. (Resurrection Health), 6.125%, 2025	2,620,000	3,051,462
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.875%, 2038	1,500,000	1,791,630
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	2,545,000	3,041,759
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), “A”, 5.5%, 2030	4,000,000	4,346,400
Indiana Finance Authority Rev. (Community Foundation of Northwest Indiana Obligated Group), 5%, 2041	8,000,000	8,676,400
Indiana Finance Authority, Hospital Rev. (Parkview Health System), 5%, 2029	1,415,000	1,597,365
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Clarian Health), “A”, 5%, 2039	2,000,000	2,149,760
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Clarian Health), “B”, 5%, 2033	2,510,000	2,697,949
Iron River, MI, Hospital Finance Authority Rev. (Iron County Community Hospital, Inc.), 6.5%, 2040	2,250,000	2,361,803
Jefferson Parish, LA, Hospital Service District No. 1 (West Jefferson Medical Center), “A”, 6%, 2039	1,500,000	1,660,725
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 2031	3,200,000	3,730,848
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 2041	2,000,000	2,339,980
Johnson City, TN, Health & Educational Facilities Board, Hospital Rev. (Mountain States Health Alliance), 6%, 2038	1,700,000	1,989,357
Johnson City, TN, Health & Educational Facilities Board, Hospital Rev. (Mountain States Health Alliance), “A”, 5.5%, 2036	3,905,000	4,145,001
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.625%, 2027	815,000	932,042
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6%, 2030	710,000	835,982
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	5,030,000	6,023,626
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 2045	1,955,000	2,351,044
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), “A”, 5%, 2037	520,000	569,660
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), “A”, 5%, 2042	1,030,000	1,121,031
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Covenant Health), Capital Appreciation, “A”, 0%, 2035	3,795,000	1,316,144
Lake County, OH, Hospital Facilities Rev. (Lake Hospital), “C”, 6%, 2043	2,870,000	3,175,253
Laramie County, WY, Hospital Rev. (Cheyenne Regional Medical Center Project), 5%, 2032	370,000	412,506
Laramie County, WY, Hospital Rev. (Cheyenne Regional Medical Center Project), 5%, 2037	1,225,000	1,337,884
Laramie County, WY, Hospital Rev. (Cheyenne Regional Medical Center Project), 5%, 2042	1,845,000	1,996,401
Lebanon County, PA, Health Facilities Authority Rev. (Good Samaritan Hospital), 5.9%, 2028	1,890,000	1,891,323
Lebanon County, PA, Health Facilities Authority Rev. (Good Samaritan Hospital), 6%, 2035	5,500,000	5,500,440
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 2034	7,975,000	8,674,647
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	6,485,000	6,883,179
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2032	1,000,000	1,045,330
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2037	6,400,000	6,640,192
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 6.25%, 2037	4,340,000	4,775,910
Macomb County, MI, Hospital Finance Authority Rev. (Mount Clemens General Hospital), 5.875%, 2013 (c)	4,345,000	4,474,959
Martin County, FL, Health Facilities Authority Rev. (Martin Memorial Medical Center), 5.5%, 2042	2,760,000	3,088,523
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), 5.75%, 2038	2,575,000	2,887,090
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Medical Center), “A”, 5.5%, 2042	2,000,000	2,171,300
Massachusetts Health & Educational Facilities Authority Rev. (Jordan Hospital), “D”, 5.25%, 2018	4,185,000	4,189,520
Mecosta County, MI, General Hospital Rev., 6%, 2018	745,000	746,058
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), 6.75%, 2014 (c)	338,500	371,710
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), 6.75%, 2021	1,235,000	1,331,145
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), 5%, 2029	1,750,000	1,897,665
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), 6.75%, 2029	2,151,500	2,305,720
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Miami Childrens Hospital), 6%, 2046	7,250,000	8,374,910
Michigan Finance Authority Rev. (Trinity Health Corp.), 5%, 2035	3,825,000	4,347,036
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.625%, 2029	765,000	877,463
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 2039	4,405,000	5,017,912
Monroe County, MI, Hospital Finance Authority, Hospital Rev. (Mercy Memorial Hospital Corp.), 5.375%, 2026	3,200,000	3,430,528
Monroe County, MI, Hospital Finance Authority, Hospital Rev. (Mercy Memorial Hospital Corp.), 5.5%, 2035	3,340,000	3,564,381
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), “A”, 5%, 2032	540,000	591,170

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), “A”, 5%, 2041	$385,000	$412,054
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2031	2,745,000	2,843,902
Muskingum County OH, Hospital Facilities Rev. (Genesis Health System Obligated Group), 5%, 2033	3,400,000	3,460,316
Muskingum County OH, Hospital Facilities Rev. (Genesis Health System Obligated Group), 5%, 2044	8,165,000	8,189,495
Muskingum County OH, Hospital Facilities Rev. (Genesis Health System Obligated Group), 5%, 2048	3,400,000	3,361,036
Nassau County, NY, Local Economic Assistance Corp. Rev. (Winthrop-University Hospital Association Project), 5%, 2032	960,000	1,066,416
Nassau County, NY, Local Economic Assistance Corp. Rev. (Winthrop-University Hospital Association Project), 5%, 2037	1,800,000	1,949,760
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	4,935,000	5,742,465
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 2039	845,000	934,359
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital at Conway), 5.25%, 2036	585,000	591,926
New Jersey Health Care Facilities, Financing Authority Rev. (Palisades Medical Center), 6.625%, 2031	1,115,000	1,117,219
New Jersey Health Care Facilities, Financing Authority Rev. (St. Joseph’s Healthcare System), 6.625%, 2038	8,000,000	9,223,680
New Mexico Hospital Equipment Loan Council, Hospital Rev. (Rehoboth McKinley Christian Hospital), “A”, 5%, 2017	400,000	405,196
New Mexico Hospital Equipment Loan Council, Hospital Rev. (Rehoboth McKinley Christian Hospital), “A”, 5.25%, 2026	1,580,000	1,498,725
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.5%, 2030	1,570,000	1,866,102
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.25%, 2035	975,000	1,128,582
Norman, OK, Regional Hospital Authority Rev., 5%, 2027	1,350,000	1,416,218
Norman, OK, Regional Hospital Authority Rev., 5.375%, 2029	795,000	829,702
Norman, OK, Regional Hospital Authority Rev., 5.375%, 2036	6,240,000	6,453,346
Norman, OK, Regional Hospital Authority Rev., 5.125%, 2037	3,735,000	3,861,243
Northampton County, PA, General Purpose Authority Hospital Rev. (St. Luke’s Hospital), “A”, 5.5%, 2040	1,075,000	1,147,348
Ohio Higher Educational Facility Commission (University Hospital Health System), “A”, 6.75%, 2015 (c)	5,390,000	5,976,109
Ohio Hospital Rev. (University Hospitals Health System), “A”, 5%, 2041	6,000,000	6,445,980
Orange County, FL, Health Facilities Authority Rev. (Orlando Health, Inc.), “A”, 5%, 2042	4,545,000	4,968,230
Palomar Pomerado Health Care District, CA, COP, 6.75%, 2039	4,080,000	4,596,895
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (Temple University Health System), “A”, 5.625%, 2042	4,700,000	5,093,061
Richmond, IN, Hospital Authority Rev. (Reid Hospital & Health Center Services), “A”, 6.625%, 2039	4,760,000	5,470,192
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 2039	6,945,000	8,857,236
Salida, CO, Hospital District Rev., 5.25%, 2036	6,014,000	6,141,557
San Buenaventura, CA, Rev. (Community Memorial Health System), 7.5%, 2041	6,000,000	7,345,620
Scioto County, OH, Hospital Facilities Rev. (Southern Ohio Medical Center), 5.625%, 2031	1,370,000	1,487,067
Scioto County, OH, Hospital Facilities Rev. (Southern Ohio Medical Center), 5.75%, 2038	4,100,000	4,461,374
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Methodist Le Bonheur Healthcare), 5%, 2042	2,030,000	2,266,536
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 6%, 2023	795,000	810,701
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.5%, 2030	2,750,000	2,876,060
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.75%, 2032	2,205,000	2,350,640
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Palmetto Health), 5.75%, 2039	940,000	1,060,470
South Dakota Health & Educational Facilities Authority Rev. (Avera Health), “A”, 5%, 2042	2,285,000	2,485,783
South Dakota Health & Educational Facilities Authority Rev. (Sanford), “E”, 5%, 2037	1,000,000	1,119,430
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6%, 2029	1,155,000	1,324,531
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6.25%, 2039	1,715,000	1,964,807
Southeastern Ohio Port Authority, Hospital Facilities Rev. (Memorial Health System), 5.75%, 2032	3,725,000	4,120,595
Southeastern Ohio Port Authority, Hospital Facilities Rev. (Memorial Health System), 6%, 2042	3,830,000	4,244,559
St. Louis County, MO, Industrial Development Authority, Health Facilities Rev. (Ranken Jordan Project), 5%, 2027	1,350,000	1,365,215
St. Louis County, MO, Industrial Development Authority, Health Facilities Rev. (Ranken Jordan Project), 5%, 2035	1,300,000	1,306,240
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), RADIAN, 5%, 2017	2,155,000	2,177,434
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 2036	6,330,000	6,730,056
Sumner County, TN, Health, Educational & Housing Facilities Board Rev. (Sumner Regional Health Systems, Inc.), “A”, 5.5%, 2022 (a)(d)	685,000	1,706
Sumner County, TN, Health, Educational & Housing Facilities Board Rev. (Sumner Regional Health Systems, Inc.), “A”, 5.5%, 2046 (a)(d)	7,415,000	18,463
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.25%, 2032	3,515,000	3,767,236

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.375%, 2037	$2,885,000	$3,052,792
Upland, CA, COP (San Antonio Community Hospital), 6.375%, 2032	600,000	712,788
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 2029	1,550,000	1,831,635
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 2039	3,665,000	4,249,054
Washington Health Care Facilities Authority Rev. (Highline Medical Center), FHA, 6.25%, 2036	5,670,000	6,587,633
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), “A”, 6.25%, 2042	5,075,000	5,585,038
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), “B”, ACA, 5.75%, 2037	1,000,000	1,082,930
West Contra Costa, CA, Healthcare District, AMBAC, 5.5%, 2029	700,000	716,324
West Virginia Hospital Finance Authority, Hospital Rev. (Thomas Health System), 6.5%, 2038	3,450,000	3,597,902
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), 6.875%, 2030	2,250,000	2,258,640
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 2026	1,830,000	2,088,524
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 2028	550,000	612,486
Wisconsin Health & Educational Facilities Authority Rev. (Howard Young Health Care, Inc.), 5%, 2027	5,215,000	5,611,601
Wisconsin Health & Educational Facilities Authority Rev. (Howard Young Health Care, Inc.), 5%, 2030	2,375,000	2,519,661
Wisconsin Health & Educational Facilities Authority Rev. (Marshfield Clinic), “B”, 5%, 2040	5,000,000	5,459,850
Wisconsin Health & Educational Facilities Authority Rev. (Mercy Alliance), 5%, 2039	3,885,000	4,218,255
Wisconsin Health & Educational Facilities Authority Rev. (Meritor Hospital), “A”, 5.5%, 2031	1,855,000	2,103,477
Wisconsin Health & Educational Facilities Authority Rev. (Meritor Hospital), “A”, 6%, 2041	1,405,000	1,624,770
Wisconsin Health & Educational Facilities Authority Rev. (Sauk-Praire Memorial Hospital), 5.25%, 2043	4,695,000	4,701,714
Wisconsin Health & Educational Facilities Authority Rev. (Sauk-Praire Memorial Hospital), “A”, 5.125%, 2038	3,000,000	3,005,460
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	6,570,000	7,035,025
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 2034	4,155,000	4,446,390
Wood County, OH, Hospital Facilities Rev. (Wood County Hospital Project), 5%, 2037	1,595,000	1,684,416
Wood County, OH, Hospital Facilities Rev. (Wood County Hospital Project), 5%, 2042	1,595,000	1,679,280

		$553,856,920
Healthcare Revenue - Long Term Care - 10.9%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Episcopal Senior Communities), 6.125%, 2041	$4,000,000	$4,686,920
Abilene, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Centers, Inc.), “A”, 7%, 2013 (c)	660,000	690,446
Abilene, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Centers, Inc.), “A”, 6.5%, 2020	880,000	821,630
Abilene, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Centers, Inc.), “A”, 7%, 2033	4,495,000	4,207,320
Alachua County, FL, Health Facilities Authority, Continuing Care Rev. (Oak Hammock at the University of Florida, Inc.), “A”, 8%, 2032	1,250,000	1,539,075
Alachua County, FL, Health Facilities Authority, Continuing Care Rev. (Oak Hammock at the University of Florida, Inc.), “A”, 8%, 2042	2,000,000	2,440,500
Alachua County, FL, Health Facilities Authority, Continuing Care Rev. (Oak Hammock at the University of Florida, Inc.), “A”, 8%, 2046	1,000,000	1,210,200
Arizona Health Facilities Authority Rev. (The Terraces Project), 7.75%, 2013 (c)	2,250,000	2,361,600
Bell County, TX, Health Facility Development Corp. (Advanced Living Technologies, Inc.), 8%, 2036 (a)(d)	4,650,000	3,022,175
Bucks County, PA, Industrial Development Authority Retirement Community Rev. (Ann’s Choice, Inc.), “A”, 6.125%, 2025	1,320,000	1,339,866
Bucks County, PA, Industrial Development Authority Retirement Community Rev. (Ann’s Choice, Inc.), “A”, 6.25%, 2035	2,590,000	2,628,954
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2027	620,000	636,796
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2037	800,000	809,920
California Statewide Communities Development Authority Rev. (American Baptist Homes of the West), 6.25%, 2039	2,985,000	3,395,706
California Statewide Communities Development Authority Rev. (American Baptist Homes of the West), “A”, 5%, 2043	1,095,000	1,160,733
California Statewide Communities Development Authority Rev. (Episcopal Communities & Services for Seniors Obligated Group), 5%, 2027	205,000	230,326
California Statewide Communities Development Authority Rev. (Episcopal Communities & Services for Seniors Obligated Group), 5%, 2032	265,000	293,389
California Statewide Communities Development Authority Rev. (Episcopal Communities & Services for Seniors Obligated Group), 5%, 2042	620,000	675,440
California Statewide Communities Development Authority Rev. (Eskaton Properties, Inc.), 5.25%, 2034	2,850,000	3,062,183
California Statewide Communities Development Authority Rev. (Southern California Presbyterian Homes), 7%, 2029	1,400,000	1,649,046
California Statewide Communities Development Authority Rev. (Southern California Presbyterian Homes), 7.25%, 2041	560,000	651,487

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Long Term Care - continued
California Statewide Communities Development Authority Rev. (The Terraces at San Joaquin Gardens), “A”, 5.625%, 2032	$1,000,000	$1,065,740
California Statewide Communities Development Authority Rev. (The Terraces at San Joaquin Gardens), “A”, 6%, 2042	1,000,000	1,083,660
Carmel, IN, Rev. (Barrington of Carmel Project), “A”, 7.125%, 2042	3,000,000	3,324,990
Carmel, IN, Rev. (Barrington of Carmel Project), “A”, 7.125%, 2047	3,000,000	3,301,740
Chartiers Valley, PA, Industrial & Commercial Development Authority (Asbury Health Center Project), 5.75%, 2022	500,000	516,585
Chester County, PA, Industrial Development Authority Rev. (RHA Nursing Home), 8.5%, 2032	850,000	827,807
Colorado Health Facilities Authority Rev. (American Baptist Homes), “A”, 5.9%, 2037	2,730,000	2,765,408
Colorado Health Facilities Authority Rev. (Christian Living Communities Project), 5.125%, 2030	550,000	590,304
Colorado Health Facilities Authority Rev. (Christian Living Communities Project), 5.25%, 2037	785,000	837,823
Colorado Health Facilities Authority Rev. (Christian Living Communities Project), 6.375%, 2041	1,620,000	1,846,994
Colorado Health Facilities Authority Rev. (Christian Living Communities Project), “A”, 5.75%, 2037	2,650,000	2,823,973
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.), “A”, 5%, 2033	4,345,000	4,606,091
Colorado Health Facilities Authority Rev. (Evangelical Lutheran Good Samaritan Society Project), 5%, 2042	6,620,000	7,026,336
Colorado Health Facilities Authority Rev. (Total Longterm Care, Inc.), “A”, 6%, 2030	700,000	782,075
Colorado Health Facilities Authority Rev. (Total Longterm Care, Inc.), “A”, 6.25%, 2040	1,150,000	1,278,915
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6%, 2030	1,035,000	1,134,650
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6%, 2040	2,495,000	2,720,149
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 5.25%, 2041	965,000	990,592
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6.125%, 2045	7,220,000	7,914,420
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.125%, 2029	905,000	1,014,641
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.35%, 2029	435,000	442,378
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.375%, 2039	7,060,000	7,875,006
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.5%, 2039	325,000	330,077
Fulton County, GA, Residential Care Facilities, Elderly Authority Rev. (Canterbury Court), “A”, 6.125%, 2034	1,020,000	1,038,748
Georgia Medical Center Hospital Authority Rev. (Spring Harbor Green Island Project), 5.25%, 2037	4,610,000	4,616,500
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 8.75%, 2029	415,000	493,688
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 9%, 2044	1,190,000	1,421,015
Hawaii Department of Budget & Finance, Special Purpose Rev. (Kahala Nui Senior Living Community), 8%, 2013 (c)	1,600,000	1,697,456
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), 5.5%, 2028	1,795,000	1,808,445
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), 5.5%, 2043	1,560,000	1,541,873
Illinois Finance Authority Rev. (Christian Homes, Inc.), 6.125%, 2027	4,150,000	4,675,100
Illinois Finance Authority Rev. (Evangelical Retirement Homes of Greater Chicago, Inc.), 7.25%, 2045	3,600,000	3,988,764
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.5%, 2027	1,600,000	1,692,224
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 4.75%, 2033	2,685,000	2,691,337
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.5%, 2037	8,015,000	8,376,557
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.125%, 2043	3,410,000	3,500,092
Illinois Finance Authority Rev. (Friendship Village), “A”, 5.375%, 2025	4,630,000	4,690,422
Illinois Finance Authority Rev. (Lutheran Home & Services), 5.625%, 2042	3,110,000	3,256,761
Illinois Finance Authority Rev. (Montgomery Place), “A”, 5.75%, 2038	1,730,000	1,794,079
Illinois Finance Authority Rev. (The Clare at Water Tower), “A-6”, 6%, 2028 (a)(d)	1,057,000	106
Illinois Finance Authority Rev., Capital Appreciation, (The Clare at Water Tower), “B”, 0%, 2050 (a)	453,000	45
Indiana Finance Authority Rev. (Marquette Project), 4.75%, 2032	4,790,000	5,022,028
Indiana Finance Authority Rev. (Marquette Project), 5%, 2039	1,215,000	1,286,928
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “A”, 5.5%, 2021	1,530,000	1,622,626
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “A”, 5.5%, 2025	2,495,000	2,629,980
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “B”, 5.75%, 2018	1,635,000	1,638,483
James City County, VA, Economic Development (WindsorMeade Project), “A”, 5.4%, 2027 (a)	2,180,000	1,199,000
James City County, VA, Economic Development (WindsorMeade Project), “A”, 5.5%, 2037 (a)	2,710,000	1,490,500
Johnson City, TN, Health & Educational Facilities Board Rev. (Appalachian Christian Village Project), “A”, 5%, 2043	3,500,000	3,625,825
Kalamazoo, MI, Economic Development Corp. Rev. (Heritage Community), 5.375%, 2027	750,000	740,175
Kalamazoo, MI, Economic Development Corp. Rev. (Heritage Community), 5.5%, 2036	2,550,000	2,481,788
Kentucky Economic Development Finance Authority Health Care Rev. (Masonic Homes of Kentucky, Inc.), 5.375%, 2042	2,335,000	2,406,077
Kentucky Economic Development Finance Authority Health Care Rev. (Masonic Homes of Kentucky, Inc.), 5.5%, 2045	1,325,000	1,363,584
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II), 7.25%, 2041	3,000,000	3,509,070

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Long Term Care - continued
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II), 7.375%, 2046	$1,050,000	$1,231,503
Kentwood, MI, Economic Development Corp. Rev. (Holland Home Obligated Group), 5.625%, 2041	3,250,000	3,427,548
Lee County, FL, Industrial Development Authority Healthcare Facilities Rev. (Shell Point Alliance), “B”, 6.5%, 2031	1,600,000	1,823,328
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), 5.375%, 2027	1,185,000	1,231,251
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), 7.125%, 2029	1,555,000	1,770,305
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), 5.5%, 2039	2,325,000	2,373,755
Maryland Health & Higher Educational Facilities Authority Rev. (Charlestown Community), 6.25%, 2041	2,360,000	2,708,950
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 2037	4,640,000	4,897,798
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-1”, 6.25%, 2031	869,621	801,608
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-1”, 6.25%, 2039	218,601	197,493
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-2”, 5.5%, 2046	58,153	45,943
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), Capital Appreciation, “B”, 0%, 2056	289,249	2,143
Massachusetts Development Finance Agency Rev. (The Groves in Lincoln), “A”, 7.75%, 2039	680,000	320,634
Massachusetts Development Finance Agency Rev. (The Groves in Lincoln), “A”, 7.875%, 2044	1,010,000	476,094
Medford OR, Hospital Facilities Authority Rev. (Rogue Valley Manor) , 5%, 2042	2,025,000	2,153,385
Michigan Strategic Fund Ltd. Obligation Rev. (Evangelical Homes), 5.25%, 2032	1,310,000	1,321,240
Michigan Strategic Fund Ltd. Obligation Rev. (Evangelical Homes), 5.5%, 2047	2,400,000	2,420,352
Montgomery County, OH, Health Care & Multifamily Housing Rev. (St. Leonard), 6.375%, 2030	2,235,000	2,518,175
Montgomery County, OH, Health Care & Multifamily Housing Rev. (St. Leonard), 6.625%, 2040	3,230,000	3,645,927
Montgomery County, PA, Higher Education & Health Authority Rev. (AHF/Montgomery), 6.875%, 2036	3,600,000	3,769,920
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.125%, 2028	1,850,000	1,882,320
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.25%, 2035	1,490,000	1,514,138
New Hampshire Health & Education Facilities Authority Rev. (Rivermead), “A”, 6.875%, 2041	2,625,000	2,977,616
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.75%, 2025	475,000	482,923
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.875%, 2037	2,830,000	2,851,734
New Jersey Economic Development Authority Rev. (Seabrook Village, Inc.), 5.25%, 2036	2,735,000	2,814,780
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), “A”, 6%, 2025	785,000	789,066
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), “A”, 6.125%, 2035	3,530,000	3,547,226
Oklahoma County, OK, Finance Authority Rev. (Epworth Villa Project), “A”, 5.125%, 2042	3,735,000	3,789,531
Orange County, NY, Funding Corp. Assisted Living Residence Rev. (The Hamlet at Wallkill Assisted Living Project), 6.5%, 2046	3,000,000	3,003,930
Pell City, AL, Special Care Facilities, Financing Authority Rev. (Noland Health Services, Inc.), 5%, 2039	1,670,000	1,828,266
Sarasota County, FL, Health Facility Authority Rev. (Sarasota Manatee), 5.75%, 2037	2,390,000	2,250,281
Sarasota County, FL, Health Facility Authority Rev. (Sarasota Manatee), 5.75%, 2045	395,000	363,139
Scott County, IA, Rev. (Christian Retirement Homes, Inc.), 5.25%, 2021	2,410,000	2,514,763
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Germantown Village), “A”, 7.25%, 2034	1,250,000	1,299,138
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2032	1,311,828	916,692
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2047	2,987,260	1,977,327
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), Capital Appreciation, “B”, 0%, 2047	562,212	11,424
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), Capital Appreciation, “B”, 0%, 2047	516,379	10,493
St. John’s County, FL, Industrial Development Authority (Bayview Project), “A”, 5.2%, 2027	1,590,000	1,449,730
St. John’s County, FL, Industrial Development Authority (Bayview Project), “A”, 5.25%, 2041	2,800,000	2,371,096
St. John’s County, FL, Industrial Development Authority Rev. (Presbyterian Retirement), “A”, 6%, 2045	7,715,000	8,770,103
St. Louis County, MO, Industrial Development Authority, Senior Living Facilities Rev. (Friendship Village Sunset Hills), 5%, 2032	1,120,000	1,210,955
St. Louis County, MO, Industrial Development Authority, Senior Living Facilities Rev. (Friendship Village Sunset Hills), 5%, 2042	2,000,000	2,114,400
Suffolk County, NY, Industrial Development Agency (Medford Hamlet Assisted Living), 6.375%, 2039	1,500,000	1,483,965
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 5.75%, 2019	500,000	556,240
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 6.125%, 2029	520,000	582,972
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 5.125%, 2037	835,000	848,803
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 6.375%, 2044	3,515,000	3,884,427
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Stayton at Museum Way), 8%, 2028	1,000,000	1,134,460

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Long Term Care - continued
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Stayton at Museum Way), 8.25%, 2044	$7,500,000	$8,574,750
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village), “A”, 6.25%, 2042	1,675,000	1,834,192
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village), “A”, 6.25%, 2046	1,275,000	1,394,302
Terre Haute, IN, Rev. (Westminster Village), 6%, 2039	3,600,000	3,653,136
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 2030	3,940,000	4,721,460
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 2040	3,560,000	4,241,242
Travis County, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Querencia Barton Creek), 5.5%, 2025	1,440,000	1,498,925
Tulsa County, OK, Industrial Authority, Senior Living Community Rev. (Montereau, Inc.), “A”, 7.25%, 2040	3,250,000	3,666,943
Tulsa County, OK, Industrial Authority, Senior Living Community Rev. (Montereau, Inc.), “A”, 7.25%, 2045	3,500,000	3,935,855
Ulster County, NY, Industrial Development Agency (Woodland Pond), “A”, 6%, 2037	3,925,000	2,759,982
Upper Illinois River Valley Development Authority (Pleasant View Lutheran Home), 7.25%, 2040	1,080,000	1,171,714
Upper Illinois River Valley Development Authority (Pleasant View Lutheran Home), 7.375%, 2045	1,250,000	1,356,063
Washington Housing Finance Commission Nonprofit Housing Rev. (Emerald Heights Project), 5%, 2028	530,000	592,651
Washington Housing Finance Commission Nonprofit Housing Rev. (Emerald Heights Project), 5%, 2033	550,000	611,056
Westchester County, NY, Local Development Corp. Rev. (Kendal on Hudson), 5%, 2028	960,000	1,059,734
Westchester County, NY, Local Development Corp. Rev. (Kendal on Hudson), 5%, 2034	655,000	716,367
Wisconsin Health & Educational Facilities Authority Rev. (American Eagle Nursing Home), 7.15%, 2028	3,555,000	3,831,508
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 2029	485,000	568,924
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 2039	1,960,000	2,292,102

		$313,763,538
Healthcare Revenue - Other - 0.1%
Koyukuk, AK, Tanana Chiefs Conference, Healthcare Facilities Project, 7.75%, 2041	$3,315,000	$3,768,724

Human Services - 0.6%
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “A”, 7%, 2036	$1,535,000	$1,568,586
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “C”, 7%, 2036	1,270,000	1,291,603
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Rehab Center Project), “A”, 6.85%, 2036	6,995,000	7,380,774
Montgomery County, PA, Industrial Development Authority (Wordsworth Academy), 8%, 2024	2,850,000	2,852,594
Orange County, FL, Health Facilities Authority Rev. (GF/Orlando Healthcare Facilities), 8.875%, 2021	1,785,000	1,786,464
Orange County, FL, Health Facilities Authority Rev. (GF/Orlando Healthcare Facilities), 9%, 2031	1,945,000	1,945,350
Osceola County, FL, Industrial Development Authority Rev. (Community Provider), 7.75%, 2017	198,000	199,152

		$17,024,523
Industrial Revenue - Airlines - 4.4%
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “A”, 8.75%, 2029	$4,070,000	$5,145,009
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “B”, 9%, 2035	1,310,000	1,451,454
Denver, CO, City & County Airport Rev. (United Airlines), 5.25%, 2032	13,545,000	13,854,368
Denver, CO, City & County Airport Rev. (United Airlines), 5.75%, 2032	3,460,000	3,621,271
Houston, TX, Airport Systems Rev., Special Facilities (Continental Airlines, Inc. Terminal E Project), 6.75%, 2021	2,500,000	2,512,100
Houston, TX, Airport Systems Rev., Special Facilities (Continental Airlines, Inc. Terminal E Project), 7.375%, 2022	1,100,000	1,105,852
Houston, TX, Airport Systems Rev., Special Facilities (Continental Airlines, Inc. Terminal E Project), 6.75%, 2029	16,365,000	16,431,442
Houston, TX, Airport Systems Rev., Special Facilities (Continental Airlines, Inc. Terminal E Project), 7%, 2029	1,830,000	1,840,413
Houston, TX, Airport Systems Rev., Special Facilities (Continental Airlines, Inc.), 6.625%, 2038	5,630,000	6,351,766
Los Angeles, CA, Regional Airports Improvement Corp. Lease Rev. (American Airlines, Inc.), “C”, 7.5%, 2024 (d)	11,735,000	11,982,022
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 4.875%, 2019	13,725,000	14,105,869
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.125%, 2023	5,870,000	6,087,190
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.25%, 2029 (b)	5,770,000	6,057,231
New York, NY, City Industrial Development Agency Special Facility Rev. (American Airlines, Inc. - JFK International Airport Project), 7.75%, 2031 (d)	8,045,000	9,096,839
New York, NY, City Industrial Development Agency Special Facility Rev. (American Airlines, Inc. - JFK International Airport Project), 7.625%, 2025 (d)	18,935,000	21,372,766

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Industrial Revenue - Airlines - continued
New York, NY, City Industrial Development Agency Special Facility Rev. (American Airlines, Inc. - JFK International Airport Project), “B”, 8.5%, 2028 (d)(q)	$3,125,000	$3,359,931
Port Seattle, WA, Industrial Development Corp., Special Facilities Rev. (Delta Airlines, Inc.), 5%, 2030	4,000,000	4,077,840

		$128,453,363
Industrial Revenue - Chemicals - 1.2%
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “A”, 5.95%, 2033	$8,190,000	$9,447,656
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “B-2”, 4.95%, 2033	1,625,000	1,759,095
Giles County, VA, Industrial Development Authority Rev. (Celanese Corp.), 6.45%, 2026	1,000,000	1,001,280
Louisiana Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), 6.75%, 2032	4,800,000	5,480,016
Louisiana Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), “A”, 6.5%, 2029	2,990,000	3,572,093
Louisiana Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), “A-2”, 6.5%, 2035	4,000,000	4,773,400
Port of Bay, TX, City Authority (Hoechst Celanese Corp.), 6.5%, 2026	2,500,000	2,503,200
Red River Authority, TX, Pollution Control Rev. (Celanese Project) “A”, 6.45%, 2030	430,000	433,926
Red River Authority, TX, Pollution Control Rev. (Celanese Project) “B”, 6.7%, 2030	5,380,000	5,428,581
York County, SC, Industrial Rev. (Hoechst Celanese), 5.7%, 2024	130,000	130,129

		$34,529,376
Industrial Revenue - Environmental Services - 1.4%
Cobb County, GA, Development Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A”, 5%, 2033	$1,590,000	$1,681,997
Colorado Housing & Finance Authority, Solid Waste Rev. (Waste Management, Inc.), 5.7%, 2018	540,000	643,340
Gulf Coast Waste Disposal Authority (Waste Management, Inc.), 5.2%, 2028	3,260,000	3,527,907
Maine Finance Authority Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), 6.25%, 2025 (b)	3,985,000	4,140,415
Massachusetts Development Finance Agency, Resource Recovery Rev. (Covanta Energy Project), “A”, 4.875%, 2027	3,585,000	3,696,494
Massachusetts Development Finance Agency, Resource Recovery Rev. (Covanta Energy Project), “C”, 5.25%, 2042	11,780,000	12,198,897
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Rev. (Covanta Energy Project), “A”, 5.25%, 2042	12,055,000	12,523,457
Vermont Economic Development Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), 4.75%, 2036 (b)	3,275,000	3,283,417

		$41,695,924
Industrial Revenue - Other - 1.0%
Bayonne, NJ, Redevelopment Agency (Royal Caribbean Project), “A”, 5.375%, 2035	$2,500,000	$2,518,575
California Statewide Communities, Development Authority Environmental Facilities (Microgy Holdings Project), 9%, 2038 (a)(d)	100,980	1,010
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 4.875%, 2025	4,640,000	4,790,104
Gulf Coast, TX, Industrial Development Authority Rev. (Microgy Holdings Project), 7%, 2036 (a)(d)	746,831	7,468
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 2023	245,000	245,409
New Jersey Economic Development Authority Rev. (GMT Realty LLC), “B”, 6.875%, 2037	1,570,000	1,590,096
New Jersey Economic Development Authority Rev. (GMT Realty LLC), “C”, 6.5%, 2015	810,000	813,669
New York, NY, City Industrial Development Agency Rev., Liberty Bonds (IAC/InterActiveCorp), 5%, 2035	4,880,000	5,086,473
Park Creek Metropolitan District, CO, Rev. (Custodial Receipts), “CR-1”, 7.875%, 2032 (b)(n)	4,205,000	4,217,489
Park Creek Metropolitan District, CO, Rev. (Custodial Receipts), “CR-2”, 7.875%, 2032 (b)(n)	1,850,000	1,855,495
Peninsula Ports Authority, VA, Coal Terminal Rev. (Dominion Terminal Associates), 6%, 2033	530,000	535,952
Philadelphia, PA, Industrial Development Authority Rev. (Host Marriott LP), 7.75%, 2017	2,000,000	2,005,060
St. Charles Parish, LA, Gulf Zone Opportunity Zone Rev. (Valero Energy Corp.), 4%, 2040 (b)	5,655,000	6,233,676

		$29,900,476
Industrial Revenue - Paper - 1.1%
Butler, AL, Industrial Development Board, Solid Waste Disposal Rev. (Georgia-Pacific Corp.), 5.75%, 2028	$4,010,000	$4,246,791
Cass County, TX, Industrial Development Corp. (International Paper Co.), “A”, 4.625%, 2027	3,750,000	3,842,925
De Soto Parish, LA, Environmental Improvement Rev. (International Paper Co.), 6.35%, 2025	1,650,000	1,657,706
Escambia County, FL, Environmental Improvement Rev. (International Paper Co.), “A”, 4.75%, 2030	1,940,000	1,941,455
Phenix City, AL, Industrial Development Board Environmental Improvement Rev. (MeadWestvaco Coated Board Project), “A”, 4.125%, 2035	1,785,000	1,718,616
Rockdale County, GA, Development Authority Project Rev. (Visy Paper Project), “A”, 6.125%, 2034	4,835,000	5,049,045
Sabine River, LA, Water Facilities Authority Rev. (International Paper Co.), 6.2%, 2025	2,250,000	2,260,260
Selma, AL, Industrial Development Board Rev., Gulf Opportunity Zone (International Paper Co.), “A”, 6.25%, 2033	6,750,000	7,677,180

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Industrial Revenue - Paper - continued
Selma, AL, Industrial Development Board Rev., Gulf Opportunity Zone (International Paper Co.), “A”, 5.375%, 2035	$1,635,000	$1,813,101
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “A”, 6.375%, 2019 (a)(d)	800,000	80
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “B”, 6.25%, 2019 (a)(d)	6,830,000	683

		$30,207,842
Miscellaneous Revenue - Entertainment & Tourism - 1.5%
Agua Caliente Band of Cahuilla Indians, CA, Rev., 6%, 2018 (n)	$1,750,000	$1,752,293
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6%, 2030	2,265,000	2,700,310
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6.25%, 2040	3,580,000	4,252,575
Fort Sill Apache Tribe, OK, Economic Development Authority, Gaming Enterprise., “A”, 8.5%, 2026 (n)	2,710,000	3,014,767
Harris County, Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, 0%, 2034	4,580,000	1,485,019
Harris County, Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, 0%, 2038	40,280,000	9,964,869
Harris County, Houston, TX, Sports Authority, Special Rev., “A”, NATL, 5%, 2025	6,780,000	6,846,241
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.75%, 2022 (n)	4,150,000	4,603,637
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.25%, 2027 (n)	1,840,000	1,989,261
Seneca Nation of Indians, NY, Capital Improvements Authority, Special Obligation, 5%, 2023 (n)	2,715,000	2,866,334
Seneca Nation of Indians, NY, Capital Improvements Authority, Special Obligations, “A”, 5.25%, 2016 (n)	280,000	295,562
St. Louis, MO, Land Clearance Redevelopment Authority, Facilities Improvement Special Rev. (Kiel Opera House), “B”, 7%, 2035	4,450,000	4,645,934

		$44,416,802
Miscellaneous Revenue - Other - 3.5%
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2017	$845,000	$935,787
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2020	830,000	912,104
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2024	4,640,000	5,036,163
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5%, 2034	2,015,000	2,122,178
Baker, FL, Correctional Development Corp. (Baker County Detention Center), 7.5%, 2030	1,560,000	1,553,854
Cleveland-Cuyahoga County, OH, Port Authority Rev., 7%, 2040	1,165,000	1,301,689
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Columbia National Group), 5%, 2020	980,000	984,420
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Fairmount), “B”, 5.125%, 2025	440,000	446,318
District of Columbia Rev. (American Society Hematology), 5%, 2036	540,000	595,863
District of Columbia Rev. (American Society Hematology), 5%, 2042	860,000	943,351
Florida Citizens Property Insurance Corp., “A-1”, 5%, 2019	660,000	790,733
Fulton County, GA, Development Authority Rev. (Georgia Tech Athletic Association), “A”, 5%, 2042	1,930,000	2,135,892
Hardeman County, TN, Correctional Facilities Rev., 7.75%, 2017	3,425,000	3,436,748
Harris County, TX, Cultural Education Facilities Finance Corp. Rev. (YMCA Greater Houston Area) , 5%, 2033	2,170,000	2,372,960
Harris County, TX, Cultural Education Facilities Finance Corp. Rev. (YMCA Greater Houston Area), 5%, 2028	1,030,000	1,150,953
Harris County, TX, Cultural Education Facilities Finance Corp. Rev. (YMCA Greater Houston Area), 5%, 2038	2,065,000	2,222,394
Indiana Finance Authority Rev., Ohio River Bridges Crossing Project (WVB East End Partners LLC), “A”, 5%, 2035	2,095,000	2,259,332
Indiana Finance Authority Rev., Ohio River Bridges Crossing Project (WVB East End Partners LLC), “A”, 5%, 2040	3,135,000	3,340,531
Massachusetts Port Authority Facilities Rev. (Conrac Project), “A”, 5.125%, 2041	340,000	382,765
Miami-Dade County, FL, Special Obligation, “B”, 5%, 2035	2,255,000	2,488,009
Miami-Dade County, FL, Special Obligation, “B”, 5%, 2037	6,310,000	6,946,174
New Jersey Economic Development Authority Rev. (Kapkowski Road Landfill Project), 5.75%, 2021	200,000	219,834
New Jersey Economic Development Authority Rev. (Kapkowski Road Landfill Project), 6.5%, 2028	1,500,000	1,834,290
New Jersey Economic Development Authority Rev. (Kapkowski Road Landfill Project), 6.5%, 2031	5,250,000	6,371,085
New Jersey Economic Development Authority Rev. (Kapkowski Road Landfill Project), “B”, 6.5%, 2018	2,495,000	2,772,993
New Orleans, LA, Aviation Board Gulf Opportunity Zone CFC Rev. (Consolidated Rental Car), “A”, 6.25%, 2030	2,050,000	2,418,980
New York City, NY, Trust for Cultural Resources Rev. (Whitney Museum of American Art), 5%, 2031	5,000,000	5,639,600
New York Liberty Development Corp., Liberty Rev. (One Bryant Park LLC), 6.375%, 2049	4,760,000	5,718,664
New York Liberty Development Corp., Liberty Rev. (World Trade Center Project), 5%, 2044	4,680,000	5,157,641
Riversouth, OH, Authority Rev. (Lazarus Building), “A”, 5.75%, 2027	3,975,000	4,069,367
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 2040	440,000	491,599
Summit County, OH, Port Authority Building Rev. (Seville Project), “A”, 5.1%, 2025	475,000	476,929
Summit County, OH, Port Authority Building Rev. (Workforce Policy Board), “F”, 4.875%, 2025	2,480,000	2,494,657
Texas Midwest Public Facility Corp. Rev. (Secure Treatment Facility Project), 9%, 2030 (a)(d)	1,605,000	882,750

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Miscellaneous Revenue - Other - continued
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5.25%, 2028	$2,175,000	$2,388,694
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 2042	16,755,000	17,556,727

		$100,852,028
Multi-Family Housing Revenue - 0.4%
Bay County, FL, Housing Finance Authority, Multi-Family Rev. (Andrews Place II Apartments), AGM, 5%, 2035	$635,000	$643,700
East Rochester, NY, Housing Authority Rev. (Woodland Village Project), 5.5%, 2033	600,000	610,872
Fairfax County, VA, Economic Development Authority, Senior Living (Lewinsville Retirement Village), “A”, 5.25%, 2032	1,215,000	1,220,759
Indianapolis, IN, Multi-Family Rev. (Cambridge Station Apartments II), FNMA, 5.25%, 2039 (b)	1,345,000	1,365,901
Mississippi Home Corp. Rev. (Kirkwood Apartments Project), 6.8%, 2037 (d)(q)	3,760,000	2,452,535
MuniMae TE Bond Subsidiary LLC, 5.4%, 2049 (z)	2,000,000	1,740,200
MuniMae TE Bond Subsidiary LLC, 5.9%, 2049 (z)	2,000,000	1,600,240
North Charleston, SC, Housing Authority Rev. (Horizon Village), “A”, GNMA, 5.15%, 2048	1,380,000	1,409,049

		$11,043,256
Parking - 0.1%
Boston, MA, Metropolitan Transit Parking Corp., Systemwide Parking Rev., 5.25%, 2036	$2,335,000	$2,690,807

Port Revenue - 0.2%
Maryland Economic Development Corp. Rev. (Port America Chesapeake Terminal Project), “B”, 5.375%, 2025	$885,000	$1,014,467
Maryland Economic Development Corp. Rev. (Port America Chesapeake Terminal Project), “B”, 5.75%, 2035	1,740,000	1,976,623
Port New Orleans, LA, Board of Commissioners Port Facility Rev., “B”, 5%, 2031	545,000	596,219
Port New Orleans, LA, Board of Commissioners Port Facility Rev., “B”, 5%, 2032	225,000	245,952
Port of Seattle, WA, Rev., “A”, 5%, 2033	1,500,000	1,734,015

		$5,567,276
Sales & Excise Tax Revenue – 2.7%
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 2030	$2,875,000	$3,370,449
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 2031	540,000	630,391
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 2034	8,490,000	9,906,472
Massachusetts School Building Authority, Dedicated Sales Tax Rev., “B”, 5%, 2032 (u)	12,280,000	14,451,718
Metropolitan Pier & Exposition Authority, Dedicated State Tax Rev. (McCormick Place), “B”, AGM, 5%, 2050 (u)	20,000,000	21,548,000
Miami-Dade County, FL, Transit Sales Surtax Rev., 5%, 2037	2,985,000	3,365,617
Poplar Bluff, MO, Regional Transportation Development District, Sales Tax Rev., 4%, 2036	1,075,000	1,058,821
Poplar Bluff, MO, Regional Transportation Development District, Sales Tax Rev., 4.75%, 2042	860,000	875,213
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2037	1,175,000	1,235,630
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2042	1,635,000	1,720,347
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 6%, 2042	3,695,000	4,037,637
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.375%, 2038	645,000	678,295
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0%, 2033	2,655,000	2,196,641
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0%, 2047	14,305,000	2,080,519
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Convertible Capital Appreciation, “A”, 0% to 2016, 6.75% to 2032	4,390,000	4,648,132
Utah Transit Authority Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 2028	6,825,000	3,513,647
Wyandotte County/Kansas City, KS, Unified Government Special Obligation Rev., Capital Appreciation, “B”, 0%, 2021	5,750,000	3,879,870

		$79,197,399
Single Family Housing - Local - 0.1%
Jefferson County, TX, Housing Finance Corp., Capital Appreciation, NATL, 0%, 2015	$261,436	$203,416
Nortex, TX, Housing Finance Corp., Single Family Mortgage Rev., “B”, 5.5%, 2038	25,000	24,068
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 5.9%, 2035	360,000	380,192
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 6.25%, 2035	125,000	132,375
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-1”, GNMA, 5.75%, 2037	90,000	96,283
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-2”, GNMA, 5.75%, 2037	325,000	345,602
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-3”, GNMA, 6%, 2035	390,000	418,692
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-4”, GNMA, 5.625%, 2036	370,000	389,185

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Single Family Housing - Local - continued
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-4”, GNMA, 5.85%, 2037	$490,000	$500,315
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-5”, GNMA, 5.9%, 2037	160,000	166,163

		$2,656,291
Single Family Housing - State - 1.5%
California Housing Finance Agency Rev. (Home Mortgage), “E”, 4.75%, 2030	$2,560,000	$2,572,467
California Housing Finance Agency Rev. (Home Mortgage), “G”, 4.95%, 2023	8,080,000	8,284,586
California Housing Finance Agency Rev. (Home Mortgage), “L”, 5.45%, 2033	12,730,000	13,064,417
California Housing Finance Agency Rev., “A”, 4.75%, 2021	2,000,000	2,024,060
Colorado Housing & Finance Authority Rev., “B-2”, 6.1%, 2023	110,000	112,380
Colorado Housing & Finance Authority Rev., “B-3”, 6.55%, 2033	175,000	180,927
Colorado Housing & Finance Authority Rev., “C-2”, 5.9%, 2023	230,000	241,792
Colorado Housing & Finance Authority Rev., “C-2”, FHA, 6.6%, 2032	185,000	192,467
Mississippi Home Corp., Single Family Rev., “A”, GNMA, 6.1%, 2034	875,000	892,255
Mississippi Home Corp., Single Family Rev., “A-2”, GNMA, 6.5%, 2032	665,000	698,868
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), “B”, GNMA, 6.05%, 2037	1,025,000	1,101,988
New Hampshire Housing Finance Authority Rev., “B”, 6.5%, 2035	240,000	243,679
North Carolina Housing Finance Agency Rev., “30-A”, 5.25%, 2039 (u)	11,975,000	12,294,613
Texas Affordable Housing Corp. (Single Family Mortgage), “B”, GNMA, 5.25%, 2039	1,755,000	1,835,186

		$43,739,685
Solid Waste Revenue - 0.0%
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Rev. (Philadelphia Biosolids Facility), 6.25%, 2032	$650,000	$750,341

State & Agency - Other - 0.2%
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.5%, 2037	$3,600,000	$3,736,224
Tift County, GA, Hospital Authority Rev. Anticipation Certificates, 5%, 2038	400,000	445,360

		$4,181,584
State & Local Agencies - 1.1%
Acton-Agua Dulce, CA, Unified School District (Election of 2008), Capital Appreciation, AGM, 0%, 2039	$7,550,000	$2,189,047
California Public Works Board Lease Rev. (Various Capital Projects), “G-1”, 5.75%, 2030	3,380,000	3,987,420
Commonwealth of Pennsylvania, State Public School Building Authority Lease Rev. (School District of Philadelphia Project), 5%, 2028	1,740,000	1,924,231
Commonwealth of Pennsylvania, State Public School Building Authority Lease Rev. (School District of Philadelphia Project), 5%, 2030	870,000	952,398
Commonwealth of Pennsylvania, State Public School Building Authority Lease Rev. (School District of Philadelphia Project), 5%, 2031	655,000	713,924
Commonwealth of Pennsylvania, State Public School Building Authority Lease Rev. (School District of Philadelphia Project), 5%, 2032	220,000	238,924
Delaware Valley, PA, Regional Finance Authority, AMBAC, 5.5%, 2018	1,380,000	1,594,728
Delaware Valley, PA, Regional Finance Authority, “B”, FRN, AMBAC, 0.751%, 2018	50,000	50,000
Delaware Valley, PA, Regional Finance Authority, RITES, FRN, AMBAC, 10.18%, 2018 (p)	150,000	196,680
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, 5%, 2030	1,115,000	1,256,984
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, FGIC, 5%, 2035	2,030,000	2,127,887
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, 5%, 2045	6,065,000	6,324,885
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A-1”, AMBAC, 4.6%, 2023	1,185,000	1,306,522
Guam Government Department of Education (John F. Kennedy High School), “A”, COP, 6.875%, 2040	3,055,000	3,361,936
Harris County, TX, 5.8%, 2014	209,448	216,475
Harris County, TX, 5.625%, 2020	1,388,189	1,389,855
Mississippi Development Bank Special Obligation (Marshall County Industrial Development Authority Mississippi Highway Construction Project), 5%, 2028	1,350,000	1,597,482
Philadelphia, PA, Municipal Authority Rev., 6.5%, 2034	1,060,000	1,224,830

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
State & Local Agencies - continued
Puerto Rico Public Finance Corp., Commonwealth Appropriations, “B”, 6%, 2026	$1,960,000	$2,055,824

		$32,710,032
Student Loan Revenue - 0.6%
Iowa Student Loan Liquidity Corp., “A-2”, 5.5%, 2025	$1,785,000	$2,038,524
Iowa Student Loan Liquidity Corp., “A-2”, 5.6%, 2026	1,785,000	2,034,168
Iowa Student Loan Liquidity Corp., “A-2”, 5.7%, 2027	215,000	240,591
Iowa Student Loan Liquidity Corp., “A-2”, 5.75%, 2028	3,615,000	4,110,183
Massachusetts Educational Financing Authority, Education Loan Rev., “H”, ASSD GTY, 6.35%, 2030	2,900,000	3,203,862
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.5%, 2022	250,000	290,090
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 4.7%, 2026	2,400,000	2,508,912
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 4.9%, 2028	2,495,000	2,614,311

		$17,040,641
Tax - Other - 1.2%
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev., “A”, 5%, 2035	$1,110,000	$1,201,009
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev., “A”, 5%, 2042	4,605,000	4,917,726
D’Iberville, MS, Tax Increment Ltd. Rev. (Gulf Coast Promenade Project), 5%, 2033	750,000	803,985
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5%, 2047	3,340,000	3,552,457
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5.75%, 2047	3,230,000	3,793,344
New Jersey Economic Development Authority Rev., 5%, 2025	1,770,000	2,045,890
New Jersey Economic Development Authority Rev., 5%, 2026	885,000	1,015,352
New Jersey Economic Development Authority Rev., 5%, 2028	355,000	400,380
New Jersey Economic Development Authority Rev., 5%, 2029	355,000	398,896
New York Dormitory Authority, State Personal Income Tax Rev., “C”, 5%, 2034 (f)	9,000,000	10,279,800
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 2037	4,090,000	4,732,866

		$33,141,705
Tax Assessment - 2.8%
Altoona, IA, Urban Renewal Tax Increment Rev., 6%, 2043	$3,000,000	$3,213,360
Anne Arundel County, MD, Special Obligation (National Business Park-North Project), 6.1%, 2040	1,320,000	1,439,750
Anne Arundel County, MD, Special Obligation (VLG South Waugh Chapel Project), 6.25%, 2040	4,700,000	5,138,040
Arborwood Community Development District, FL, Capital Improvement Rev. (Centex Homes Project), “A-1”, 5.5%, 2036 (a)(d)	635,000	234,950
Arborwood Community Development District, FL, Capital Improvement Rev. (Centex Homes Project), “A-3”, 5.5%, 2036	310,000	313,088
Arborwood Community Development District, FL, Capital Improvement Rev. (Master Infrastructure Projects), “A”, 5.35%, 2036 (a)	350,000	129,500
Arborwood Community Development District, FL, Capital Improvement Rev. (Master Infrastructure Projects), “A-2”, 5.35%, 2036	1,365,000	1,336,717
Arborwood Community Development District, FL, Capital Improvement Rev. (Master Infrastructure Projects), “B-2”, 5.1%, 2014	470,000	494,797
Arborwood Community Development District, FL, Special Assessment (Master Infrastructure Projects), “B”, 5.1%, 2014 (a)	165,000	61,050
Arvada, CO, Cimarron Metropolitan District, Rev., 6%, 2022	2,000,000	2,017,180
Atlanta, GA, Tax Allocation (Eastside Project), “B”, 5.6%, 2030	2,450,000	2,628,017
Atlanta, GA, Tax Allocation (Princeton Lakes Project), 5.5%, 2031	1,515,000	1,592,856
Baltimore, MD, Special Obligation, (East Baltimore Research Park Project), “A”, 7%, 2038	2,600,000	2,840,344
Capital Region Community Development District, FL, Capital Improvement Rev., “A”, 7%, 2039	2,570,000	2,567,533
Century Gardens Village Community Development District, FL, Special Assessment, 5.1%, 2037	915,000	897,615
Concord Station Community Development District, FL, Special Assessment, 5%, 2015	235,000	234,734
Corona-Norco, CA, Unified School District, Public Financing Authority Special Tax Rev. (Riverside County), “A”, 5%, 2032	1,000,000	1,108,880
Corona-Norco, CA, Unified School District, Public Financing Authority Special Tax Rev. (Riverside County), “A”, 5%, 2035	585,000	640,809
Corona-Norco, CA, Unified School District, Public Financing Authority Special Tax Rev. (Riverside County), “B”, 5%, 2032	1,000,000	1,051,850
Corona-Norco, CA, Unified School District, Public Financing Authority Special Tax Rev. (Riverside County), “B”, 5%, 2035	480,000	498,816
Creekside Community Development District, FL, Special Assessment, 5.2%, 2038 (a)(d)	2,600,000	1,040,000
Dardenne, MO, Town Square Transportation Development District, “A”, 5%, 2026	2,495,000	1,252,590
Du Page County, IL, Special Service Area No. 31 Special Tax (Monarch Landing Project), 5.625%, 2036	945,000	960,073
Heritage Harbour North Community Development District, FL, Capital Improvement Rev., 6.375%, 2038	1,840,000	1,844,802
Jurupa, CA, Community Facilities Services District, Special Tax (Eastvale Area District #31), “A”, 5%, 2037	250,000	261,165

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tax Assessment - continued
Killarney Community Development District, FL, Special Assessment, “B”, 5.125%, 2009 (a)(d)	$640,000	$288,000
Lakeshore Villages Master Community Development District, LA, Special Assessment, “A”, 5.25%, 2017 (a)(d)	2,862,000	1,116,180
Lammersville, CA, Joint Unified School District, Special Tax (District #2002), 5%, 2037	3,000,000	3,101,490
Lancaster County, SC, Assessment Rev. (Sun City Carolina Lakes), 5.45%, 2037	1,540,000	1,544,327
Legends Bay Community Development District, FL, “A”, 5.5%, 2014	1,455,000	1,318,739
Legends Bay Community Development District, FL, “A”, 5.875%, 2038	1,335,000	1,030,300
Lincolnshire, IL, Special Service Area No. 1 (Sedgebrook Project), 6.25%, 2034	3,137,000	3,240,741
Main Street Community Development District, FL, “A”, 6.8%, 2038	1,685,000	1,662,876
Middle Village Community Development District, FL, Special Assessment, “A”, 5.8%, 2022	590,000	507,807
Miromar Lakes, FL, Community Development District, Capital Improvement Rev., 4.875%, 2022	910,000	915,597
Miromar Lakes, FL, Community Development District, Capital Improvement Rev., 5.375%, 2032	990,000	1,011,666
Naturewalk Community Development District, FL, Capital Improvement Rev., “B”, 5.3%, 2016 (d)(q)	2,300,000	1,196,000
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), “A”, 5.85%, 2034	865,000	907,368
Old Palm Community Development District, FL, Special Assessment (Palm Beach Gardens), “B”, 5.375%, 2014	570,000	566,916
Osage Beach, MO, Tax Increment Rev. (Prewitts), 4.8%, 2016	1,075,000	1,055,639
Osage Beach, MO, Tax Increment Rev. (Prewitts), 5%, 2023	1,500,000	1,439,580
OTC Community Development District, FL, Special Assessment, “A”, 5.3%, 2038	3,620,000	3,647,150
Overland Park, KS, Special Assessment (Tallgrass Creek), 4.85%, 2016	666,000	658,714
Overland Park, KS, Special Assessment (Tallgrass Creek), 5.125%, 2028	3,848,000	3,473,936
Palm Glades Community Development District, FL, Special Assessment, “A”, 5.3%, 2036	1,005,000	1,006,377
Palm River, FL, Community Development District, Special Assessment Rev., “A”, 5.375%, 2036 (a)(d)	895,000	358,000
Palm River, FL, Community Development District, Special Assessment Rev., “B”, 5.15%, 2013 (a)(d)	1,000,000	400,000
Panther Trace II, Community Development District, FL, Special Assessment, 5.125%, 2013	330,000	317,338
Parkway Center Community Development District, FL, Special Assessment, “B”, 5.625%, 2014	1,925,000	1,832,234
Paseo Community Development District, FL, Capital Improvement Rev., “B”, 4.875%, 2020 (a)(d)	1,415,000	14
Paseo Community Development District, FL, Capital Improvement Rev., Capital Appreciation, “A-2”, 0%, 2036	2,990,000	1,131,715
Paseo Community Development District, FL, Special Assessment, “A-1”, 5.4%, 2036	250,000	265,808
Prince George’s County, MD, Special Obligation (National Harbor Project), 5.2%, 2034	755,000	778,911
San Francisco, CA, City & County Redevelopment Successor Agency, Community Facilities District No. 6 (Mission Bay South Public Improvements), “A”, 5%, 2031	995,000	1,064,849
San Francisco, CA, City & County Redevelopment Successor Agency, Community Facilities District No. 6 (Mission Bay South Public Improvements), Capital Appreciation, “A”, 0%, 2043	8,725,000	1,565,527
Sterling Hill Community Development District, FL, Capital Improvement Rev., “B”, 5.5%, 2010 (d)	545,000	354,288
Stone Ridge, CO, Metropolitan District No. 2, 7.25%, 2031	2,396,000	630,196
Stonebrier Community Development District, FL, Special Assessment, 5.5%, 2037	1,675,000	1,678,652
Tuscany Reserve Community Development District, FL, Special Assessment, “B”, 5.25%, 2016	2,420,000	2,376,077
Two Creeks Community Development District, FL, Capital Improvement Rev., 5.25%, 2037	1,960,000	1,315,650
Villa Portofino East Community Development District, FL, Special Assessment, 5.2%, 2037	1,875,000	1,737,075
Villa Vizcaya Community Development District, FL, “A”, 5.55%, 2039 (a)(d)	790,000	339,700
Washington County, PA, Redevelopment Authority (Victory Centre Project), “A”, 5.45%, 2035	780,000	801,824
Watergrass Community Development District, FL, “A”, 5.375%, 2039	1,465,000	839,255
Watergrass Community Development District, FL, Special Assessment, “B”, 6.96%, 2017	700,000	684,159

		$81,959,191
Tobacco - 7.6%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$25,260,000	$23,334,683
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2030	3,310,000	2,957,220
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.75%, 2034	4,485,000	3,911,638
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2047	4,790,000	4,244,946
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 6.5%, 2047	25,000,000	24,136,500
Buckeye, OH, Tobacco Settlement Financing Authority, “A-3”, 6.25%, 2037	11,535,000	10,736,201
California Statewide Financing Authority, Tobacco Settlement, 5.625%, 2029	3,010,000	3,011,475
District of Columbia, Tobacco Settlement, 6.25%, 2024	2,340,000	2,393,726
District of Columbia, Tobacco Settlement, 6.75%, 2040	885,000	917,010

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tobacco - continued
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 4.5%, 2027	$7,375,000	$7,172,261
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.125%, 2047	5,000,000	4,361,350
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	23,705,000	22,389,610
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-4”, 7.8%, 2013 (c)	3,000,000	3,017,850
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed, “A-1”, 5%, 2033	6,085,000	5,572,400
Illinois Railsplitter Tobacco Settlement Authority, 6.25%, 2024	3,110,000	3,498,595
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	14,375,000	17,424,800
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, “B”, 5.6%, 2034	4,295,000	4,278,980
Louisiana Tobacco Settlement Authority Rev., “2001-B”, 5.5%, 2030	2,855,000	2,902,764
Louisiana Tobacco Settlement Authority Rev., “2001-B”, 5.875%, 2039	6,940,000	6,982,126
Michigan Tobacco Settlement Finance Authority Rev., Asset Backed, “A”, 6%, 2048	5,000,000	4,675,400
New Jersey Tobacco Settlement Financing Corp., 7%, 2013 (c)	45,000	45,239
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 2023	24,570,000	24,529,705
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	34,705,000	30,746,548
Suffolk, NY, Tobacco Asset Securitization Corp., Tobacco Settlement, “B”, 5.25%, 2037	930,000	1,000,857
Washington Tobacco Settlement Authority Rev., 6.5%, 2026	780,000	806,099
Washington Tobacco Settlement Authority Rev., 6.625%, 2032	4,935,000	5,034,243

		$220,082,226
Toll Roads - 1.9%
Chesapeake, VA, Toll Road Rev. (Transportation System), “A”, 5%, 2047	$1,205,000	$1,271,275
Chesapeake, VA, Toll Road Rev. (Transportation System), Convertible Capital Appreciation, “B”, 0%, 2032	1,610,000	1,019,146
Chesapeake, VA, Toll Road Rev. (Transportation System), Convertible Capital Appreciation, “B”, 0%, 2040	1,605,000	999,771
E-470 Public Highway Authority Rev., CO, “C”, 5.375%, 2026	755,000	846,800
E-470 Public Highway Authority Rev., CO, Capital Appreciation, “B”, NATL, 0%, 2027	12,305,000	6,033,265
Illinois Toll Highway Authority Rev., “B”, 5.5%, 2033	4,355,000	4,969,534
Mid-Bay Bridge Authority, FL, Springing Lien Rev., “A”, 7.25%, 2034	300,000	384,624
Mid-Bay Bridge Authority, FL, Springing Lien Rev., “A”, 7.25%, 2040	8,365,000	10,689,299
North Texas Tollway Authority Rev., 6%, 2043	1,280,000	1,507,456
Virginia Small Business Financing Authority Rev. (95 Express Lanes LLC), 5%, 2034	2,165,000	2,257,597
Virginia Small Business Financing Authority Rev. (95 Express Lanes LLC), 5%, 2040	3,460,000	3,557,745
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.25%, 2032	3,640,000	3,974,261
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 2037	6,065,000	6,977,358
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 2042	9,705,000	10,555,546

		$55,043,677
Transportation - Special Tax - 0.1%
Metropolitan Transportation Authority Rev., NY, “A”, 5%, 2041	$2,250,000	$2,500,605
Metropolitan Transportation Authority Rev., NY, Capital Appreciation, “A”, 0%, 2030	3,000,000	1,644,030

		$4,144,635
Universities - Colleges - 8.1%
Allegheny County, PA, Higher Education Building Authority Rev. (Chatham University), “A”, 5%, 2030	$915,000	$1,021,835
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), “A”, 5.9%, 2028	1,305,000	1,477,821
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), “A”, 6%, 2038	2,025,000	2,264,578
Brevard County, FL, Industrial Development Rev. (TUFF Florida Tech LLC Project), 6.75%, 2039	4,720,000	5,286,966
California Educational Facilities Authority Rev. (California Lutheran University), 5.75%, 2038	2,320,000	2,541,676
California Educational Facilities Authority Rev. (Chapman University), 5%, 2031	1,240,000	1,372,035
California Educational Facilities Authority Rev. (University Financing Project), 5%, 2026	3,590,000	3,603,104
California Educational Facilities Authority Rev. (University of La Verne), “A”, 5%, 2029	2,205,000	2,292,230
California Municipal Finance Authority Rev. (Biola University), 5.8%, 2028	1,915,000	2,158,109
California Municipal Finance Authority Rev. (Biola University), 5%, 2038	750,000	817,335
California Municipal Finance Authority Rev. (Biola University), 5%, 2042	1,000,000	1,086,210
California Municipal Finance Authority Rev. (University of La Verne), “A”, 6.25%, 2040	900,000	1,044,162
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.4%, 2027	1,385,000	1,489,595
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.5%, 2038	4,580,000	4,909,256

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Colleges - continued
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.625%, 2033	$780,000	$780,913
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.125%, 2023	730,000	730,876
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.875%, 2043	375,000	375,728
Claiborne County, TN, Industrial Development Board Rev. (Lincoln Memorial University Project), 6.125%, 2040	5,000,000	5,600,550
Delaware County, PA, Authority College Rev. (Neumann University), 6%, 2025	510,000	566,498
Delaware County, PA, Authority College Rev. (Neumann University), 6.125%, 2034	250,000	275,353
Florida Higher Educational Facilities, Financial Authority Rev. (University of Tampa Project), “A”, 5%, 2032	340,000	371,933
Florida Higher Educational Facilities, Financial Authority Rev. (University of Tampa Project), “A”, 5.25%, 2042	2,920,000	3,221,169
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), 6.375%, 2039	2,500,000	2,565,450
Forest Grove, OR, Student Housing Rev. (Oak Tree Foundation, Inc.), 5.5%, 2037	2,775,000	2,845,901
Grand Valley, MI, State University Rev., 5.5%, 2027	1,015,000	1,144,169
Grand Valley, MI, State University Rev., 5.625%, 2029	495,000	557,197
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2031	3,125,000	3,130,719
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2036	3,080,000	3,067,372
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 2029	6,045,000	6,876,732
Indiana County, PA, Industrial Development Authority (Student Cooperative Association, Inc./Indiana University of Pennsylvania), 5%, 2033	960,000	1,054,742
Lakeland, FL, Educational Facilities Rev. (Florida Southern College), “A”, 5%, 2032	935,000	1,019,309
Lakeland, FL, Educational Facilities Rev. (Florida Southern College), “A”, 5%, 2037	1,365,000	1,473,640
Lakeland, FL, Educational Facilities Rev. (Florida Southern College), “A”, 5%, 2042	740,000	795,907
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 2030	2,330,000	2,519,382
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 2039	1,575,000	1,695,692
Maryland Health & Higher Educational Facilities Authority Rev. (Maryland Institute College of Art), 5%, 2047	1,000,000	1,085,780
Massachusetts Development Finance Agency Rev. (Curry College), “A”, ACA, 5%, 2036	1,135,000	1,159,822
Massachusetts Development Finance Agency Rev. (Curry College), “A”, RADIAN, 5%, 2036	800,000	817,496
Massachusetts Development Finance Agency Rev. (Merrimack College), “A”, 5%, 2032	1,450,000	1,585,836
Massachusetts Development Finance Agency Rev. (Merrimack College), “A”, 5.25%, 2042	900,000	981,927
Massachusetts Development Finance Agency Rev. (Simmons College), “H”, SYNCORA, 5.25%, 2033	430,000	480,740
Massachusetts Health & Educational Facilities Authority Rev. (Harvard University), 5.5%, 2036 (u)	25,000,000	29,778,250
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), “I”, 8%, 2029	2,140,000	2,438,530
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 6.25%, 2030	6,130,000	7,182,582
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 5.75%, 2039	4,365,000	4,954,013
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities Board (Belmont University), 5%, 2028	1,000,000	1,136,140
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities Board (Vanderbilt University), “A”, 5%, 2039 (u)	10,000,000	11,351,700
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities Board (Vanderbilt University), “B”, 5%, 2039 (u)	10,000,000	11,351,700
New Hampshire Health & Education Facilities Authority Rev. (Dartmouth College), 5.25%, 2039 (u)	20,000,000	23,502,000
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 6%, 2017	2,335,000	2,753,922
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 7.5%, 2032	4,280,000	5,326,503
Northeastern Pennsylvania Hospital & Education Authority Rev. (Wilkes University), “A”, 5.25%, 2042	2,400,000	2,587,800
Onondaga, NY, Civic Development Corp. (Le Moyne College), 5%, 2042	1,300,000	1,412,333
Oregon Facilities Authority Rev. (Concordia University Project), “A”, 6.125%, 2030	2,780,000	3,062,782
Oregon Facilities Authority Rev. (Concordia University Project), “A”, 6.375%, 2040	4,100,000	4,526,605
Oregon Health & Science University Rev., “A”, 5%, 2026	470,000	555,108
Pennsylvania Higher Educational Facilities Authority Rev. (La Salle University), 5%, 2037	2,500,000	2,794,275
Pennsylvania Higher Educational Facilities Authority Rev. (La Salle University), “A”, 5.25%, 2027	1,330,000	1,450,857
Pennsylvania Higher Educational Facilities Authority Rev. (Saint Francis University Project), “JJ2”, 6.25%, 2041	1,545,000	1,759,848
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 5.25%, 2030	1,000,000	1,099,670
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 2041	5,330,000	6,163,079
Private Colleges & Universities, GA, Authority Rev. (Mercer University), “C”, 5.25%, 2027	920,000	1,069,758
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 2032	425,000	425,434

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Colleges - continued
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 2042	$1,040,000	$1,057,243
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 4.375%, 2031	525,000	512,967
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 5%, 2042	260,000	262,124
Quad Cities, IL, Regional Economic Development Authority Rev. (Augustana College), 4%, 2021	600,000	632,874
Quad Cities, IL, Regional Economic Development Authority Rev. (Augustana College), 5%, 2025	890,000	984,198
Quad Cities, IL, Regional Economic Development Authority Rev. (Augustana College), 5%, 2026	800,000	879,992
Quad Cities, IL, Regional Economic Development Authority Rev. (Augustana College), 4.75%, 2029	845,000	901,100
Quad Cities, IL, Regional Economic Development Authority Rev. (Augustana College), 4.75%, 2032	1,000,000	1,054,290
San Leanna, TX, Educational Facilities Corp., Higher Education Rev. (St. Edwards University), 4.75%, 2032	2,150,000	2,219,854
San Leanna, TX, Educational Facilities Corp., Higher Education Rev. (St. Edwards University), 5.125%, 2036	1,055,000	1,096,398
Tulsa, OK, Industrial Authority Rev. (University of Tulsa), 6%, 2027	4,795,000	5,606,841
University of Southern Indiana Rev. (Student Fee), “J”, ASSD GTY, 5.75%, 2028	1,445,000	1,765,617
Washington Higher Education Facilities Authority Rev. (Whitworth University), 5%, 2032	750,000	823,418
Washington Higher Education Facilities Authority Rev. (Whitworth University), 5.875%, 2034	2,435,000	2,727,346
Washington Higher Education Facilities Authority Rev. (Whitworth University), 5.25%, 2037	1,100,000	1,202,179
Washington Higher Education Facilities Authority Rev. (Whitworth University), 5.25%, 2046	1,000,000	1,088,980
Wilkes-Barre, PA, Finance Authority Rev. (Wilkes University), 5%, 2037	3,000,000	3,087,090
Wisconsin Health & Educational Facilities Authority Rev. (Beloit College), “A”, 6.125%, 2035	710,000	805,921
Wisconsin Health & Educational Facilities Authority Rev. (Beloit College), “A”, 6.125%, 2039	1,435,000	1,624,133

		$233,161,199
Universities - Dormitories - 2.3%
Bowling Green, OH, Student Housing Rev. (State University Project), 6%, 2045	$5,990,000	$6,644,048
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 2033	2,345,000	2,516,771
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 7.5%, 2042	1,575,000	1,800,367
California Statewide Communities Development Authority Rev. (Student Housing, SUCI East Campus), 6%, 2040	2,125,000	2,332,209
California Statewide Communities Development Authority Rev. (University of California, Irvine East Campus Apartments), 5.375%, 2038	3,000,000	3,304,800
Chester County, PA, Industrial Development Authority Student Housing Rev. (University Student Housing LLC Project), 5%, 2030	825,000	898,805
Chester County, PA, Industrial Development Authority Student Housing Rev. (University Student Housing LLC Project), 5%, 2045	1,030,000	1,083,066
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 2030	1,475,000	1,592,086
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 2035	7,640,000	8,147,525
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 2045	8,820,000	9,237,715
Illinois Finance Authority Student Housing Rev. (Illinois State University), 6.75%, 2031	1,875,000	2,209,125
Illinois Finance Authority Student Housing Rev. (Northern Illinois University Project), 6.625%, 2031	5,785,000	6,910,530
Oregon Facilities Authority, Student Housing Rev. (Southern Oregon University), ASSD GTY, 4.7%, 2033	695,000	748,557
Oregon Facilities Authority, Student Housing Rev. (Southern Oregon University), ASSD GTY, 5%, 2044	835,000	925,497
Pennsylvania Higher Educational Facilities Authority Rev. (East Stroudsburg University), 5%, 2042	2,525,000	2,645,493
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 5.8%, 2030	740,000	844,932
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 6%, 2043	1,050,000	1,185,156
Pennsylvania Higher Educational Facilities Authority Rev. (Shippensburg University Student Services), 5%, 2030	1,195,000	1,320,475
Pennsylvania Higher Educational Facilities Authority Rev. (Shippensburg University Student Services), 6.25%, 2043	5,500,000	6,380,550
Pennsylvania Higher Educational Facilities Authority Rev. (Shippensburg University Student Services), 5%, 2044	1,235,000	1,331,021
Platteville, WI, Redevelopment Authority, Redevelopment Rev. (Platteville Real Estate), 5%, 2032	1,115,000	1,180,451
Platteville, WI, Redevelopment Authority, Redevelopment Rev. (Platteville Real Estate), 5%, 2042	2,390,000	2,460,672

		$65,699,851
Universities - Secondary Schools - 4.7%
Anoka County, MN, Charter School Lease Rev. (Spectrum Building Co.), “A”, 5%, 2027	$290,000	$309,155
Anoka County, MN, Charter School Lease Rev. (Spectrum Building Co.), “A”, 5%, 2032	300,000	314,028
Anoka County, MN, Charter School Lease Rev. (Spectrum Building Co.), “A”, 5%, 2043	1,000,000	1,020,440
Build NYC Resource Corp. Rev. (International Leadership Charter School Project), 5.75%, 2033 (n)	3,860,000	3,889,182
Build NYC Resource Corp. Rev. (International Leadership Charter School Project), 6%, 2043 (n)	1,640,000	1,652,251
California Municipal Finance Authority Rev. (Partnerships to Uplift Communities Project), “A”, 5%, 2032	1,585,000	1,605,970

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Secondary Schools - continued
California Statewide Communities Development Authority School Facility Rev. (Aspire Public Schools), 6%, 2030	$2,000,000	$2,154,520
California Statewide Communities Development Authority School Facility Rev. (Aspire Public Schools), 6.375%, 2045	6,000,000	6,497,100
California Statewide Communities Development Authority School Facility Rev. (Aspire Public Schools), 6.125%, 2046	7,655,000	8,195,060
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 5.5%, 2031	870,000	976,175
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 5.75%, 2041	695,000	789,965
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 5%, 2042	2,385,000	2,560,631
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.125%, 2040	4,940,000	5,654,966
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 4.35%, 2042	1,270,000	1,273,912
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.25%, 2045	1,670,000	1,919,364
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 4.4%, 2047	1,115,000	1,118,423
Colorado Educational & Cultural Facilities Authority Rev. (Littleton Preparatory Charter School Project), 5%, 2033	450,000	463,590
Colorado Educational & Cultural Facilities Authority Rev. (Littleton Preparatory Charter School Project), 5%, 2042	540,000	545,303
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 4%, 2027	370,000	383,250
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 5%, 2037	490,000	521,938
Delaware Economic Development Authority Rev. (Newark Charter School, Inc. Project), 5%, 2042	1,170,000	1,255,340
Florence, AZ, Industrial Development Authority Education Rev. (Legacy Traditional School Project - Queen Creek & Casa Grande Campuses), 6%, 2043	3,150,000	3,209,661
Florida Development Finance Corp. Educational Facilities Rev. (Bay Area Charter Foundation LLC), “A”, 7.75%, 2042	3,480,000	3,937,550
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6%, 2032	1,950,000	1,962,090
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6.125%, 2043	4,070,000	4,050,261
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6%, 2030	2,575,000	2,758,083
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6%, 2040	5,490,000	5,776,139
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 7.625%, 2041	10,125,000	11,924,010
Illinois Finance Authority Charter School Rev. (Uno Charter School Network, Inc.), “A”, 7.125%, 2041	2,000,000	2,348,840
La Vernia, TX, Higher Education Finance Corp. Rev. (KIPP, Inc.), “A”, 6.25%, 2039	1,670,000	1,921,936
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 2041	4,385,000	5,171,450
Lee County, FL, Industrial Development Authority Rev. (Lee Charter Foundation), “A”, 5.25%, 2027	2,070,000	2,110,572
Lee County, FL, Industrial Development Authority Rev. (Lee Charter Foundation), “A”, 5.375%, 2037	3,155,000	3,178,505
Maryland Health & Higher Educational Facilities Authority Rev. (Washington Christian Academy), 5.25%, 2018 (a)(d)	985,000	285,650
Maryland Health & Higher Educational Facilities Authority Rev. (Washington Christian Academy), 5.5%, 2038 (a)(d)	460,000	133,400
Maryland Industrial Development Financing Authority, Economic Development Authority Rev. (Our Lady of Good Council), “A”, 6%, 2035	450,000	468,491
Newark, TX, Cultural Education Facilities, Finance Corp. Lease Rev. (A.W. Brown Fellowship Academy), “A”, 6%, 2032	620,000	651,713
Newark, TX, Cultural Education Facilities, Finance Corp. Lease Rev. (A.W. Brown Fellowship Academy), “A”, 6%, 2042	2,000,000	2,097,700
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 4.875%, 2032	705,000	762,704
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 5.125%, 2042	2,355,000	2,569,941
Philadelphia, PA, Authority for Industrial Development Rev. (Discovery Charter School Project), 6.25%, 2037	1,065,000	1,181,543
Philadelphia, PA, Authority for Industrial Development Rev. (Discovery Charter School Project), 6.25%, 2042	1,950,000	2,155,940
Philadelphia, PA, Authority for Industrial Development Rev. (Global Leadership Academy Project), 5.75%, 2030	520,000	538,283
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School), 6%, 2035	470,000	526,696
Phoenix, AZ, Industrial Development Authority Education Rev. (Choice Academies, Inc. Project), 5.625%, 2042	2,205,000	2,255,384
Phoenix, AZ, Industrial Development Authority Education Rev. (Eagle College Prep Project), 5%, 2033	855,000	875,144
Phoenix, AZ, Industrial Development Authority Education Rev. (Eagle College Prep Project), 5%, 2043	1,715,000	1,723,644
San Juan, TX, Higher Education Finance Authority Education Rev. (Idea Public Schools), “A”, 6.7%, 2040	2,955,000	3,499,872
Seminole County, FL, Industrial Development Authority Rev. (Choices in Learning, Inc.), “A”, 7.375%, 2041	2,500,000	2,786,025
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Nova Classical Academy), “A”, 6.375%, 2031	630,000	698,771
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Nova Classical Academy), “A”, 6.625%, 2042	1,260,000	1,400,679
Utah County, UT, Charter School Finance Authority, Charter School Rev. (Early Light Academy Project), 8.25%, 2035	3,730,000	4,319,788
Utah County, UT, Charter School Finance Authority, Charter School Rev. (Hawthorne Academy Project), 8.25%, 2035	4,015,000	4,470,221
Utah County, UT, Charter School Rev. (Renaissance Academy), “A”, 5.625%, 2037	2,405,000	2,410,556
Utah County, UT, Charter School Rev. (Ronald Wilson Reagan Academy), “A”, 6%, 2038	6,070,000	6,249,490
Woodbury, MN, Charter School Lease Rev. (MSA Building Co.), “A”, 5%, 2027	210,000	224,324
Woodbury, MN, Charter School Lease Rev. (MSA Building Co.), “A”, 5%, 2032	220,000	230,569
Woodbury, MN, Charter School Lease Rev. (MSA Building Co.), “A”, 5%, 2043	880,000	898,093

		$134,864,281

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Cogeneration - 0.7%
California Pollution Control Financing Authority, Water Furnishing Rev. (Poseidon Resources Desalination Project), 5%, 2045	$13,690,000	$13,992,001
New Jersey Economic Development Authority Energy Facility Rev. (UMM Energy Partners LLC Project), “A”, 5%, 2037	870,000	933,127
New Jersey Economic Development Authority Energy Facility Rev. (UMM Energy Partners LLC Project), “A”, 5.125%, 2043	865,000	932,522
Pennsylvania Economic Development Financing Authority Rev., Resource Recovery Rev. (Colver), “G”, 5.125%, 2015	1,200,000	1,235,976
St. Paul, MN, Port Authority Rev. (Energy Park Utility Co. Project), 5.45%, 2028	250,000	262,570
St. Paul, MN, Port Authority Rev. (Energy Park Utility Co. Project), 5.7%, 2036	1,250,000	1,312,050

		$18,668,246
Utilities - Investor Owned - 2.9%
Apache County, AZ, Industrial Development Authority, Pollution Control Rev. (Tucson Electric Power Co.), “A”, 4.5%, 2030	$5,170,000	$5,368,218
Brazos River, TX, Pollution Control Authority Rev. (TXU Energy Co. LLC Project), 5%, 2041	3,015,000	226,125
California Pollution Control Financing Authority, Water Facilities Rev. (American Water Capital Corp. Project), 5.25%, 2040	3,500,000	3,772,580
Chula Vista, CA, Industrial Development Rev. (San Diego Gas & Electric Co.), “E”, 5.875%, 2034	1,940,000	2,333,684
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “D”, 5.9%, 2040	11,915,000	13,321,447
Fort Bend County, TX, Industrial Development Corp. (NRG Energy, Inc.), “A”, 4.75%, 2038	3,700,000	3,765,083
Hawaii Department of Budget & Finance Special Purpose Rev. (Hawaiian Electric Co. & Subsidiary), 6.5%, 2039	10,580,000	12,363,047
Hawaii Department of Budget & Finance Special Purpose Rev. (Hawaiian Electric Co. & Subsidiary), “A”, FGIC, 4.8%, 2025	1,000,000	1,024,500
Maricopa County, AZ, Pollution Control Rev. (El Paso Electric Co. Palo Verde Project), “A”, 4.5%, 2042	2,160,000	2,227,478
Maricopa County, AZ, Pollution Control Rev. (El Paso Electric), “B”, 7.25%, 2040	1,790,000	2,120,362
Maricopa County, AZ, Pollution Control Rev. (Southern California Edison Co.), “A”, 5%, 2035	4,700,000	5,216,201
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 2042 (b)	685,000	835,488
Matagorda County, TX, Pollution Control Rev. (Central Power & Light Co.), “A”, 6.3%, 2029	2,155,000	2,509,713
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 2020	1,050,000	1,294,073
Ohio Air Quality Development Authority Rev. (FirstEnergy Corp.), “A”, 5.7%, 2020	4,335,000	5,188,475
Owen County, KY, Waterworks System Rev. (American Water Co. Project), “A”, 6.25%, 2039	1,635,000	1,826,082
Owen County, KY, Waterworks System Rev. (American Water Co. Project), “B”, 5.625%, 2039	1,830,000	1,988,295
Pennsylvania Economic Development Financing Authority (Allegheny Energy Supply Co. LLC), 7%, 2039	7,390,000	8,824,399
Pima County, AZ, Industrial Development Authority Rev. (Tucson Electric Power Co.), 5.75%, 2029	5,430,000	5,712,903
Pima County, AZ, Industrial Development Authority Rev. (Tucson Electric Power Co.), “A”, 5.25%, 2040	4,755,000	5,202,969

		$85,121,122
Utilities - Municipal Owned - 1.8%
Guam Power Authority Rev., “A”, AGM, 5%, 2025	$1,060,000	$1,248,850
Guam Power Authority Rev., “A”, AGM, 5%, 2026	885,000	1,040,273
Guam Power Authority Rev., “A”, AGM, 5%, 2027	355,000	413,781
Guam Power Authority Rev., “A”, 5%, 2034	1,060,000	1,176,653
Mississippi Business Finance Corp., Gulf Opportunity Zone Rev., “A”, 5%, 2037	3,000,000	3,263,400
Philadelphia, PA, Gas Works Rev., 5.25%, 2040	1,070,000	1,149,854
Puerto Rico Electric Power Authority, Power Rev., “AAA”, 5.25%, 2028	5,240,000	5,314,513
Puerto Rico Electric Power Authority, Power Rev., “AAA”, 5.25%, 2031	2,245,000	2,263,499
Salt River, AZ, Project Agricultural Improvement & Power District Electric, “A”, 5%, 2032	2,615,000	3,002,648
San Antonio, TX, Electric & Gas Rev., 5.25%, 2025 (u)	25,000,000	32,611,500

		$51,484,971
Utilities - Other - 2.9%
California M-S-R Energy Authority Gas Rev., “A”, 7%, 2034	$1,135,000	$1,594,108
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 2039	5,110,000	6,988,129
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 2028	2,245,000	2,787,212
Nebraska Central Plains Energy Project, Gas Project Rev., “3”, 5%, 2032	7,340,000	8,123,178
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.25%, 2028	5,275,000	6,701,835
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 2038	7,145,000	9,662,398
SA Energy Acquisition Public Facility Corp. (Tex Gas Supply), 5.5%, 2027	4,000,000	4,781,520
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2032	6,670,000	7,569,383
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2037	9,565,000	10,683,435
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	12,055,000	13,976,085

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Other - continued
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	$2,105,000	$2,484,026
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2024	3,625,000	4,273,368
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 2031	1,680,000	1,806,000
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 2032	2,680,000	2,876,605

		$84,307,282
Water & Sewer Utility Revenue - 2.1%
Atlanta, GA, Water & Wastewater Rev., “A”, 6%, 2022	$2,895,000	$3,651,261
Clairton, PA, Municipal Authority, “B”, 5%, 2037	1,735,000	1,823,901
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5.75%, 2037	5,090,000	5,143,700
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	1,215,000	1,236,420
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2031	175,000	206,210
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2041	4,655,000	5,342,590
Detroit, MI, Water & Sewerage Department, Sewage Disposal System Rev., “A”, 5%, 2032	6,265,000	6,831,607
Houston, TX, Utility System Rev., “D”, 5%, 2036	4,045,000	4,617,327
Madera, CA, Irrigation Financing Authority Rev., 6.5%, 2040	5,970,000	6,719,653
North Hudson, NJ, Sewerage Authority, Gross Rev. Lease Certificates, “A”, 5%, 2042	2,210,000	2,471,310
Orange County, CA, Sanitation District, Wastewater Rev., “A”, 4%, 2033 (u)	20,000,000	21,495,600
St. Johns County, FL, Water & Sewer Rev., Capital Appreciation, “B”, 0%, 2030	850,000	447,661
St. Johns County, FL, Water & Sewer Rev., Capital Appreciation, “B”, 0%, 2033	900,000	410,364
St. Johns County, FL, Water & Sewer Rev., Capital Appreciation, “B”, 0%, 2034	960,000	415,747

		$60,813,351
Total Municipal Bonds		$2,793,937,881

Loans - 0.0%
Medical & Health Technology & Services - 0.0%
Advanced Living Technologies, Inc., DIP, 8%, 2013	$925,000	$925,000

Floating Rate Demand Notes - 0.2%
Sublette County, WY, Pollution Control Rev. (Exxon Mobil Corp.), 0.17%, due 5/01/13	$6,100,000	$6,100,000

Money Market Funds - 2.7%
MFS Institutional Money Market Portfolio, 0.13%, at Net Asset Value (v)	79,132,506	$79,132,506
Total Investments		$2,880,095,387

Other Assets, Less Liabilities - 0.4%		10,704,110
Net Assets - 100.0%		$2,890,799,497

(a)	Non-income producing security.
(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $26,136,271 representing 0.9% of net assets.
(p)	Primary inverse floater.
(q)	Interest received was less than stated coupon rate.
(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
MuniMae TE Bond Subsidiary LLC, 5.4%, 2049	10/14/04	$2,000,000	$1,740,200
MuniMae TE Bond Subsidiary LLC, 5.9%, 2049	11/02/05	2,000,000	1,600,240
Total Restricted Securities			$3,340,440
% of Net assets			0.1%

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
DIP	Debtor-in-Possession
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
LOC	Letter of Credit

Insurers		Inverse Floaters
ACA	ACA Financial Guaranty Corp.	RITES	Residual Interest Tax-Exempt Security
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
RADIAN	Radian Asset Assurance, Inc.
SYNCORA	Syncora Guarantee Inc.

Derivative Contracts at 4/30/13

Futures Contracts Outstanding at 4/30/13

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Long)	USD	700	$93,351,563	June - 2013	$55,363
U.S. Treasury Bond 30 yr (Long)	USD	355	49,705,625	June - 2013	31,640

					$87,003

At April 30, 2013, the fund had liquid securities with an aggregate value of $1,221,012 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

4/30/13 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of April 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$2,793,937,881	$—	$2,793,937,881
Floating Rate Loans	—	925,000	—	925,000
Short Term Securities	—	6,100,000	—	6,100,000
Mutual Funds	79,132,506	—	—	79,132,506
Total Investments	$79,132,506	$2,800,962,881	$—	$2,880,095,387

Other Financial Instruments
Futures Contracts	$87,003	$—	$—	$87,003

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$2,555,108,770
Gross unrealized appreciation	271,134,115
Gross unrealized depreciation	(35,975,199)
Net unrealized appreciation (depreciation)	$235,158,916

The aggregate cost above includes prior year end tax adjustments, if applicable.

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	111,057,169	176,936,447	(208,861,110)	79,132,506

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$27,094	$79,132,506

QUARTERLY REPORT

April 30, 2013

MFS® HIGH YIELD POOLED PORTFOLIO

PORTFOLIO OF INVESTMENTS

4/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)

Bonds - 94.0%
Aerospace - 2.3%
Bombardier, Inc., 4.25%, 2016 (n)		$1,365,000	$1,424,719
Bombardier, Inc., 7.5%, 2018 (n)		4,435,000	5,116,881
Bombardier, Inc., 7.75%, 2020 (n)		1,995,000	2,364,075
CPI International, Inc., 8%, 2018		3,355,000	3,514,363
Heckler & Koch GmbH, 9.5%, 2018 (z)	EUR	1,708,000	2,111,578
Huntington Ingalls Industries, Inc., 7.125%, 2021		$4,810,000	5,351,080
Kratos Defense & Security Solutions, Inc., 10%, 2017		3,705,000	4,084,763

			$23,967,459
Apparel Manufacturers - 1.1%
Hanesbrands, Inc., 6.375%, 2020		$2,690,000	$2,975,813
Jones Group, Inc., 6.875%, 2019		2,350,000	2,543,875
PVH Corp., 7.375%, 2020		3,105,000	3,489,244
PVH Corp., 4.5%, 2022		1,820,000	1,876,875

			$10,885,807
Automotive - 3.7%
Accuride Corp., 9.5%, 2018		$3,755,000	$3,891,119
Allison Transmission, Inc., 7.125%, 2019 (n)		4,885,000	5,306,331
Continental Rubber of America Corp., 4.5%, 2019 (n)		630,000	653,940
Delphi Corp., 5%, 2023		2,735,000	2,960,638
Ford Motor Credit Co. LLC, 12%, 2015		1,780,000	2,144,031
Ford Motor Credit Co. LLC, 8.125%, 2020		1,600,000	2,058,867
General Motors Financial Co., Inc., 4.75%, 2017 (n)		1,465,000	1,545,575
General Motors Financial Co., Inc., 6.75%, 2018		2,625,000	2,999,063
Goodyear Tire & Rubber Co., 8.25%, 2020		685,000	766,344
Goodyear Tire & Rubber Co., 6.5%, 2021		3,410,000	3,567,713
Goodyear Tire & Rubber Co., 7%, 2022		1,110,000	1,200,188
Jaguar Land Rover PLC, 7.75%, 2018 (n)		2,260,000	2,497,300
Jaguar Land Rover PLC, 8.125%, 2021 (n)		4,605,000	5,272,725
Jaguar Land Rover PLC, 5.625%, 2023 (n)		860,000	898,700
Lear Corp., 8.125%, 2020		1,637,000	1,843,671
Lear Corp., 4.75%, 2023 (n)		755,000	756,888

			$38,363,093
Broadcasting - 5.1%
Allbritton Communications Co., 8%, 2018		$1,310,000	$1,421,350
AMC Networks, Inc., 7.75%, 2021		3,350,000	3,852,500
Clear Channel Communications, Inc., 9%, 2021		2,483,000	2,427,133
Clear Channel Worldwide Holdings, Inc., 6.5%, 2022 (n)		745,000	791,563
Clear Channel Worldwide Holdings, Inc., 6.5%, 2022 (n)		2,570,000	2,756,325
Clear Channel Worldwide Holdings, Inc., “A”, 7.625%, 2020		140,000	149,450
Clear Channel Worldwide Holdings, Inc., “B”, 7.625%, 2020		1,390,000	1,497,725
Hughes Network Systems LLC, 7.625%, 2021		1,745,000	2,002,388
IAC/InterActiveCorp, 4.75%, 2022 (n)		870,000	874,350
Inmarsat Finance PLC, 7.375%, 2017 (n)		2,130,000	2,260,463
Intelsat Bermuda Ltd., 11.25%, 2017		2,510,000	2,673,150
Intelsat Jackson Holdings Ltd., 6.625%, 2022 (n)		2,490,000	2,695,425
Intelsat S.A., 8.125%, 2023 (z)		1,705,000	1,815,825
LBI Media, Inc., 13.5% to 2015, 11.5% to 2020 (p)(z)		1,156,000	502,860
Liberty Media Corp., 8.5%, 2029		2,790,000	3,152,700
Liberty Media Corp., 8.25%, 2030		1,215,000	1,360,800

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Broadcasting - continued
Local TV Finance LLC, 9.25%, 2015 (p)(z)	$2,435,088	$2,441,176
Netflix, Inc., 5.375%, 2021 (n)	2,115,000	2,178,450
Nexstar Broadcasting Group, Inc., 8.875%, 2017	1,035,000	1,133,325
Nexstar Broadcasting Group, Inc., 6.875%, 2020 (n)	975,000	1,038,375
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)	1,540,000	1,670,900
Sinclair Broadcast Group, Inc., 8.375%, 2018	345,000	384,675
SIRIUS XM Radio, Inc., 8.75%, 2015 (n)	2,015,000	2,256,800
SIRIUS XM Radio, Inc., 7.625%, 2018 (n)	2,615,000	2,902,650
SIRIUS XM Radio, Inc., 5.25%, 2022 (n)	905,000	934,413
Univision Communications, Inc., 6.875%, 2019 (n)	2,200,000	2,403,500
Univision Communications, Inc., 7.875%, 2020 (n)	1,890,000	2,126,250
Univision Communications, Inc., 8.5%, 2021 (n)	2,170,000	2,419,550

		$52,124,071
Brokerage & Asset Managers - 0.6%
E*TRADE Financial Corp., 6.375%, 2019	$5,420,000	$5,826,500

Building - 2.7%
Boise Cascade LLC/Finance Corp., 6.375%, 2020 (n)	$2,045,000	$2,188,150
Building Materials Holding Corp., 6.875%, 2018 (n)	1,600,000	1,728,000
Building Materials Holding Corp., 7%, 2020 (n)	1,925,000	2,107,875
Building Materials Holding Corp., 6.75%, 2021 (n)	1,530,000	1,694,475
CEMEX Espana S.A., 9.25%, 2020	1,990,000	2,189,000
CEMEX S.A.B. de C.V., 5.875%, 2019 (n)	202,000	205,535
HD Supply, Inc., 8.125%, 2019	1,630,000	1,843,938
HD Supply, Inc., 11.5%, 2020	1,120,000	1,332,800
HD Supply, Inc., 10.5%, 2021	205,000	214,994
Masonite International Corp., 8.25%, 2021 (n)	2,650,000	2,968,000
Nortek, Inc., 8.5%, 2021	3,755,000	4,196,213
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 10%, 2020 (n)	1,360,000	1,574,200
USG Corp., 6.3%, 2016	3,782,000	4,027,830
USG Corp., 7.875%, 2020 (n)	1,335,000	1,518,563

		$27,789,573
Business Services - 2.0%
Equinix, Inc., 4.875%, 2020	$1,430,000	$1,494,350
Fidelity National Information Services, Inc., 7.625%, 2017	1,130,000	1,207,688
Fidelity National Information Services, Inc., 5%, 2022	3,305,000	3,643,763
iGATE Corp., 9%, 2016	3,670,000	4,000,300
Iron Mountain, Inc., 8.375%, 2021	3,340,000	3,732,450
Legend Acquisition Sub, Inc., 10.75%, 2020 (n)	1,540,000	1,324,400
Lender Processing Services, Inc., 5.75%, 2023	2,090,000	2,231,075
Neustar, Inc., 4.5%, 2023 (n)	1,555,000	1,508,350
SunGard Data Systems, Inc., 7.375%, 2018	910,000	982,800

		$20,125,176
Cable TV - 3.8%
Bresnan Broadband Holdings LLC, 8%, 2018 (n)	$545,000	$596,775
CCO Holdings LLC, 8.125%, 2020	4,030,000	4,553,900
CCO Holdings LLC, 7.375%, 2020	705,000	791,363
CCO Holdings LLC, 6.5%, 2021	4,500,000	4,882,500
CCO Holdings LLC, 5.125%, 2023	1,025,000	1,035,250
CCO Holdings LLC/CCO Capital Corp., 5.75%, 2024	430,000	447,738
Cequel Communications Holdings, 6.375%, 2020 (n)	1,350,000	1,437,750
DISH DBS Corp., 6.75%, 2021	1,540,000	1,663,200

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Cable TV - continued
DISH DBS Corp., 5%, 2023 (n)		$1,365,000	$1,324,050
EchoStar Corp., 7.125%, 2016		2,500,000	2,762,500
Lynx I Corp., 5.375%, 2021 (n)		1,390,000	1,483,825
Lynx II Corp., 6.375%, 2023 (z)		800,000	866,000
Telenet Finance Luxembourg, 6.375%, 2020 (n)	EUR	1,510,000	2,114,771
Unitymedia Hessen, 5.5%, 2023 (n)		$370,000	382,950
UPC Holding B.V., 9.875%, 2018 (n)		3,555,000	3,963,825
UPCB Finance III Ltd., 6.625%, 2020 (n)		3,628,000	3,945,450
Virgin Media Finance PLC, 8.375%, 2019		241,000	272,029
Virgin Media Finance PLC, 4.875%, 2022		410,000	418,200
Virgin Media Finance PLC, 5.25%, 2022		3,085,000	3,146,700
Ziggo Bond Co. B.V., 8%, 2018 (n)	EUR	1,895,000	2,713,987

			$38,802,763
Chemicals - 2.5%
Celanese U.S. Holdings LLC, 6.625%, 2018		$2,755,000	$3,009,838
Flash Dutch 2 B.V./U.S. Coatings Acquisition, 7.375%, 2021 (n)		1,015,000	1,083,513
Hexion U.S. Finance Corp., 6.625%, 2020 (z)		1,000,000	1,042,500
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2018		2,995,000	3,174,700
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 9%, 2020		1,925,000	2,002,000
Huntsman International LLC, 8.625%, 2021		3,235,000	3,720,250
INEOS Finance PLC, 8.375%, 2019 (n)		2,290,000	2,581,975
INEOS Group Holdings PLC, 8.5%, 2016 (n)		2,480,000	2,520,300
LyondellBasell Industries N.V., 5%, 2019		1,535,000	1,749,268
LyondellBasell Industries N.V., 6%, 2021		2,695,000	3,269,860
Polypore International, Inc., 7.5%, 2017		1,450,000	1,566,000

			$25,720,204
Computer Software - 1.1%
Infor U.S., Inc., 11.5%, 2018		$1,940,000	$2,289,200
Nuance Communications, Inc., 5.375%, 2020 (n)		960,000	998,400
Syniverse Holdings, Inc., 9.125%, 2019		4,030,000	4,463,225
TransUnion Holding Co., Inc., 9.625%, 2018		1,110,000	1,218,225
TransUnion LLC/TransUnion Financing Corp., 11.375%, 2018		915,000	1,047,675
Verisign, Inc., 4.625%, 2023 (z)		1,295,000	1,327,375

			$11,344,100
Computer Software - Systems - 0.7%
Audatex North America, Inc., 6.75%, 2018 (n)		$2,070,000	$2,227,838
CDW LLC/CDW Finance Corp., 12.535%, 2017		1,718,000	1,846,850
CDW LLC/CDW Finance Corp., 8.5%, 2019		2,920,000	3,274,050

			$7,348,738
Conglomerates - 1.4%
Amsted Industries, Inc., 8.125%, 2018 (n)		$4,580,000	$4,946,400
BC Mountain LLC, 7%, 2021 (n)		1,685,000	1,811,375
Dynacast International LLC, 9.25%, 2019		1,875,000	2,071,875
Griffon Corp., 7.125%, 2018		3,200,000	3,480,000
Silver II Borrower, 7.75%, 2020 (n)		2,185,000	2,343,413

			$14,653,063
Consumer Products - 1.1%
Easton-Bell Sports, Inc., 9.75%, 2016		$1,615,000	$1,738,160
Elizabeth Arden, Inc., 7.375%, 2021		2,872,000	3,216,640
Jarden Corp., 7.5%, 2020		2,515,000	2,763,356

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Consumer Products - continued
Libbey Glass, Inc., 6.875%, 2020	$795,000	$871,519
Prestige Brands, Inc., 8.125%, 2020	1,060,000	1,215,025
Spectrum Brands Escrow Corp., 6.375%, 2020 (n)	1,405,000	1,534,963
Spectrum Brands Escrow Corp., 6.625%, 2022 (n)	210,000	231,525

		$11,571,188
Consumer Services - 0.7%
QVC, Inc., 7.375%, 2020 (n)	$1,925,000	$2,135,951
Service Corp. International, 7%, 2017	3,515,000	4,042,250
Service Corp. International, 7%, 2019	1,085,000	1,186,719

		$7,364,920
Containers - 2.9%
Ardagh Packaging Finance PLC , 7%, 2020 (n)	$950,000	$1,004,625
Ardagh Packaging Finance PLC, 7.375%, 2017 (n)	2,335,000	2,571,419
Ardagh Packaging Finance PLC, 9.125%, 2020 (n)	400,000	452,000
Ardagh Packaging Finance PLC, 9.125%, 2020 (n)	4,480,000	5,040,000
Ball Corp., 5%, 2022	1,008,000	1,071,000
Berry Plastics Group, Inc., 9.5%, 2018	1,030,000	1,145,875
Berry Plastics Group, Inc., 9.75%, 2021	1,150,000	1,362,750
Crown Americas LLC, 4.5%, 2023 (n)	1,815,000	1,853,569
Greif, Inc., 6.75%, 2017	2,090,000	2,356,475
Greif, Inc., 7.75%, 2019	980,000	1,149,050
Reynolds Group, 7.125%, 2019	3,095,000	3,334,863
Reynolds Group, 9.875%, 2019	1,355,000	1,520,988
Reynolds Group, 5.75%, 2020	2,050,000	2,147,375
Reynolds Group, 8.25%, 2021	4,660,000	4,945,425

		$29,955,414
Defense Electronics - 0.4%
Ducommun, Inc., 9.75%, 2018	$2,452,000	$2,709,460
MOOG, Inc., 7.25%, 2018	1,615,000	1,681,619

		$4,391,079
Electrical Equipment - 0.2%
Avaya, Inc., 9.75%, 2015	$1,180,000	$1,180,000
Avaya, Inc., 7%, 2019 (n)	665,000	640,063

		$1,820,063
Electronics - 1.2%
Freescale Semiconductor, Inc., 9.25%, 2018 (n)	$3,825,000	$4,207,500
Nokia Corp., 5.375%, 2019	995,000	980,075
Nokia Corp., 6.625%, 2039	680,000	618,800
NXP B.V., 9.75%, 2018 (n)	149,000	168,370
NXP B.V., 5.75%, 2021 (n)	640,000	678,400
NXP B.V., 5.75%, 2023 (z)	2,095,000	2,215,463
Sensata Technologies B.V., 6.5%, 2019 (n)	3,320,000	3,618,800

		$12,487,408
Energy - Independent - 8.7%
Berry Petroleum Corp., 6.75%, 2020	$685,000	$744,938
BreitBurn Energy Partners LP, 8.625%, 2020	1,075,000	1,201,313
Breitburn Energy Partners LP, 7.875%, 2022	3,395,000	3,734,500
Carrizo Oil & Gas, Inc., 8.625%, 2018	1,055,000	1,168,413
Chaparral Energy, Inc., 7.625%, 2022	2,135,000	2,359,175

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Energy - Independent - continued
Chesapeake Energy Corp., 6.875%, 2020	$2,980,000	$3,404,650
Concho Resources, Inc., 8.625%, 2017	1,825,000	1,952,750
Concho Resources, Inc., 6.5%, 2022	2,440,000	2,708,400
Continental Resources, Inc., 8.25%, 2019	2,860,000	3,217,500
Continental Resources, Inc., 7.375%, 2020	490,000	565,950
Continental Resources, Inc., 4.5%, 2023 (z)	623,000	664,274
Denbury Resources, Inc., 8.25%, 2020	4,185,000	4,749,975
Denbury Resources, Inc., 4.625%, 2023	1,065,000	1,075,650
Energy XXI Gulf Coast, Inc., 9.25%, 2017	3,990,000	4,508,700
EP Energy LLC, 9.375%, 2020	4,295,000	5,003,675
EP Energy LLC, 7.75%, 2022	3,205,000	3,677,738
EPL Oil & Gas, Inc., 8.25%, 2018 (n)	2,270,000	2,440,250
Halcon Resources Corp., 8.875%, 2021 (z)	1,855,000	1,989,488
Harvest Operations Corp., 6.875%, 2017	4,165,000	4,664,800
Hilcorp Energy I/Hilcorp Finance Co., 8%, 2020 (n)	1,170,000	1,298,700
Laredo Petroleum, Inc., 9.5%, 2019	2,210,000	2,519,400
LINN Energy LLC, 6.5%, 2019	1,020,000	1,081,200
LINN Energy LLC, 8.625%, 2020	1,575,000	1,760,063
LINN Energy LLC, 7.75%, 2021	3,044,000	3,333,180
MEG Energy Corp., 6.5%, 2021 (n)	1,955,000	2,096,738
Plains Exploration & Production Co., 6.125%, 2019	3,195,000	3,542,456
Plains Exploration & Production Co., 8.625%, 2019	2,995,000	3,391,838
Plains Exploration & Production Co., 6.5%, 2020	800,000	892,000
QEP Resources, Inc., 6.875%, 2021	3,395,000	3,912,738
Range Resources Corp., 8%, 2019	1,250,000	1,368,750
Range Resources Corp., 5%, 2022	1,450,000	1,544,250
Rosetta Resources, Inc., 5.625%, 2021	1,085,000	1,131,113
Samson Investment Co., 9.75%, 2020 (n)	3,265,000	3,469,063
SandRidge Energy, Inc., 8.125%, 2022	2,190,000	2,332,350
SM Energy Co., 6.5%, 2021	2,905,000	3,195,500
Whiting Petroleum Corp., 6.5%, 2018	1,865,000	2,009,538

		$88,711,016
Engineering - Construction - 0.3%
BakerCorp International, Inc., 8.25%, 2019	$2,500,000	$2,600,000

Entertainment - 1.2%
AMC Entertainment, Inc., 8.75%, 2019	$1,605,000	$1,767,506
Cedar Fair LP, 9.125%, 2018	1,585,000	1,776,191
Cedar Fair LP, 5.25%, 2021 (z)	1,335,000	1,365,038
Cinemark USA, Inc., 8.625%, 2019	2,375,000	2,624,375
Cinemark USA, Inc., 5.125%, 2022 (n)	535,000	553,725
NAI Entertainment Holdings LLC, 8.25%, 2017 (n)	1,104,000	1,197,840
Six Flags Entertainment Corp., 5.25%, 2021 (n)	2,755,000	2,851,425

		$12,136,100
Financial Institutions - 5.0%
Aviation Capital Group, 4.625%, 2018 (n)	$1,760,000	$1,835,867
CIT Group, Inc., 5.25%, 2014 (n)	1,360,000	1,409,300
CIT Group, Inc., 5.25%, 2018	2,875,000	3,176,875
CIT Group, Inc., 6.625%, 2018 (n)	5,026,000	5,867,855
CIT Group, Inc., 5.5%, 2019 (n)	3,342,000	3,768,105
CIT Group, Inc., 5%, 2022	450,000	503,248
Credit Acceptance Corp., 9.125%, 2017	2,010,000	2,190,900

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Financial Institutions - continued
Icahn Enterprises LP, 7.75%, 2016		$680,000	$708,050
Icahn Enterprises LP, 8%, 2018		3,922,000	4,216,150
International Lease Finance Corp., 4.875%, 2015		1,120,000	1,177,234
International Lease Finance Corp., 8.625%, 2015		1,130,000	1,288,200
International Lease Finance Corp., 7.125%, 2018 (n)		3,373,000	4,013,870
Nationstar Mortgage LLC/Capital Corp., 10.875%, 2015		3,185,000	3,378,075
Nationstar Mortgage LLC/Capital Corp., 9.625%, 2019 (n)		1,120,000	1,296,400
Nationstar Mortgage LLC/Capital Corp., 9.625%, 2019 (n)		200,000	230,500
Nationstar Mortgage LLC/Capital Corp., 7.875%, 2020 (n)		1,380,000	1,545,600
PHH Corp., 9.25%, 2016		1,620,000	1,899,450
PHH Corp., 7.375%, 2019		1,660,000	1,896,550
SLM Corp., 8.45%, 2018		2,310,000	2,712,566
SLM Corp., 8%, 2020		4,940,000	5,710,793
SLM Corp., 7.25%, 2022		2,410,000	2,681,125

			$51,506,713
Food & Beverages - 1.2%
ARAMARK Corp., 5.75%, 2020 (n)		$855,000	$895,613
B&G Foods, Inc., 7.625%, 2018		2,394,000	2,567,565
Constellation Brands, Inc., 7.25%, 2016		1,175,000	1,351,250
Constellation Brands, Inc., 3.75%, 2021		430,000	430,000
Constellation Brands, Inc., 4.25%, 2023		860,000	860,000
Hawk Acquisition Sub, Inc., 4.25%, 2020 (z)		2,185,000	2,212,313
Pinnacle Foods Finance LLC, 8.25%, 2017		1,120,000	1,215,200
TreeHouse Foods, Inc., 7.75%, 2018		2,220,000	2,403,150

			$11,935,091
Forest & Paper Products - 1.0%
Boise, Inc., 8%, 2020		$2,340,000	$2,626,650
Graphic Packaging Holding Co., 7.875%, 2018		1,875,000	2,081,250
Sappi Papier Holding GmbH, 7.75%, 2017 (n)		1,075,000	1,195,938
Smurfit Kappa Group PLC, 4.875%, 2018 (n)		1,500,000	1,556,250
Smurfit Kappa Group PLC, 7.75%, 2019 (n)	EUR	1,140,000	1,654,383
Tembec Industries, Inc., 11.25%, 2018		$1,340,000	1,490,750

			$10,605,221
Gaming & Lodging - 3.5%
Boyd Gaming Corp., 9%, 2020 (n)		$1,250,000	$1,362,500
Caesars Entertainment Operating Co., Inc., 8.5%, 2020		2,005,000	1,934,825
Choice Hotels International, Inc., 5.75%, 2022		430,000	481,600
CityCenter Holdings LLC, 10.75%, 2017 (p)		1,110,000	1,227,938
FelCor Lodging LP, 5.625%, 2023 (n)		405,000	419,681
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (a)(d)(n)		4,490,000	2,806
GWR Operating Partnership LLP, 10.875%, 2017		1,055,000	1,192,150
Host Hotels & Resorts, Inc., REIT, 5.25%, 2022		1,460,000	1,627,900
Isle of Capri Casinos, Inc., 8.875%, 2020		2,675,000	2,942,500
MGM Mirage, 6.625%, 2015		1,280,000	1,401,600
MGM Resorts International, 11.375%, 2018		3,400,000	4,394,500
MGM Resorts International, 6.625%, 2021		1,580,000	1,716,275
NCL Corp., 5%, 2018 (n)		1,070,000	1,111,463
Penn National Gaming, Inc., 8.75%, 2019		3,743,000	4,229,590
Pinnacle Entertainment, Inc., 8.75%, 2020		1,235,000	1,367,763
Ryman Hospitality Properties, Inc., REIT, 5%, 2021 (z)		1,105,000	1,129,863
Seven Seas Cruises S. DE R.L., 9.125%, 2019		3,845,000	4,205,469
Viking Cruises Ltd., 8.5%, 2022 (n)		1,925,000	2,151,188

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Gaming & Lodging - continued
Wynn Las Vegas LLC, 7.75%, 2020	$2,800,000	$3,206,000

		$36,105,611
Industrial - 1.1%
CB Richard Ellis Group, Inc., 11.625%, 2017	$440,000	$470,250
Dematic S.A., 7.75%, 2020 (z)	2,145,000	2,343,413
Hyva Global B.V., 8.625%, 2016 (n)	1,760,000	1,731,488
Mueller Water Products, Inc., 8.75%, 2020	1,461,000	1,669,193
Rexel S.A., 6.125%, 2019 (n)	2,180,000	2,343,500
Rexel S.A., 5.25%, 2020 (z)	595,000	627,725
SPL Logistics Escrow LLC, 8.875%, 2020 (n)	1,505,000	1,587,775

		$10,773,344
Insurance - 0.1%
MetLife, Inc., 9.25% to 2038, FRN to 2068 (n)	$700,000	$980,000

Insurance - Property & Casualty - 0.8%
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2088 (n)	$2,950,000	$4,572,500
XL Group PLC, 6.5% to 2017, FRN to 2049	3,645,000	3,581,213

		$8,153,713
International Market Quasi-Sovereign - 0.0%
Electricite de France, FRN, 5.25%, 2049 (n)	$243,000	$244,426
Exportfinans A.S.A., 5.5%, 2016	170,000	177,310

		$421,736
Machinery & Tools - 2.4%
Case New Holland, Inc., 7.875%, 2017	$5,450,000	$6,485,500
CNH America LLC, 7.25%, 2016	1,190,000	1,335,775
CNH Capital LLC, 3.875%, 2015	1,285,000	1,329,975
CNH Capital LLC, 6.25%, 2016	670,000	742,025
CNH Capital LLC, 3.625%, 2018 (z)	2,105,000	2,141,838
H&E Equipment Services Co., 7%, 2022	3,275,000	3,627,063
NESCO LLC/NESCO Holdings Corp., 11.75%, 2017 (n)	3,440,000	3,870,000
RSC Equipment Rental, Inc., 8.25%, 2021	2,505,000	2,855,700
United Rentals North America, Inc., 5.75%, 2018	1,195,000	1,302,550
United Rentals North America, Inc., 7.625%, 2022	1,198,000	1,374,705

		$25,065,131
Major Banks - 0.8%
Barclays Bank PLC, 7.625%, 2022	$2,060,000	$2,101,200
Royal Bank of Scotland Group PLC, 7.648% to 2031, FRN to 2049	4,955,000	5,202,750
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (n)	905,000	886,900

		$8,190,850
Medical & Health Technology & Services - 5.2%
Acadia Healthcare Co., Inc., 6.125%, 2021 (z)	$195,000	$203,775
AmSurg Corp., 5.625%, 2020 (n)	2,295,000	2,421,225
CDRT Holding Corp., 9.25%, 2017 (n)(p)	665,000	694,094
Davita, Inc., 6.375%, 2018	4,650,000	4,969,688
Davita, Inc., 6.625%, 2020	3,420,000	3,749,175
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	1,180,000	1,359,950
Fresenius Medical Care Capital Trust III, 5.625%, 2019 (n)	1,455,000	1,625,963
Fresenius Medical Care Capital Trust III, 5.875%, 2022 (n)	1,375,000	1,574,375
HCA, Inc., 8.5%, 2019	4,680,000	5,159,700

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Medical & Health Technology & Services - continued
HCA, Inc., 7.5%, 2022	$5,140,000	$6,142,300
HCA, Inc., 5.875%, 2022	2,960,000	3,285,600
HealthSouth Corp., 8.125%, 2020	4,780,000	5,317,750
IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 2019	3,435,000	3,632,513
Kinetics Concepts, Inc., 12.5%, 2019	665,000	713,213
Tenet Healthcare Corp., 9.25%, 2015	2,145,000	2,421,169
Tenet Healthcare Corp., 8%, 2020	1,945,000	2,188,125
Tenet Healthcare Corp., 4.5%, 2021 (n)	2,230,000	2,274,600
Universal Health Services, Inc., 7%, 2018	1,715,000	1,852,200
Universal Health Services, Inc., 7.625%, 2020	2,255,000	2,441,038
Universal Hospital Services, Inc., 7.625%, 2020 (n)	1,240,000	1,340,750

		$53,367,203
Medical Equipment - 0.7%
Biomet, Inc., 6.5%, 2020 (n)	$1,885,000	$2,054,650
Hologic, Inc., 6.25%, 2020	885,000	955,800
Physio-Control International, Inc., 9.875%, 2019 (n)	1,505,000	1,719,463
Teleflex, Inc., 6.875%, 2019	1,785,000	1,941,188

		$6,671,101
Metals & Mining - 2.2%
ArcelorMittal, 6.75%, 2041	$1,145,000	$1,170,901
Arch Coal, Inc., 7.25%, 2020	2,300,000	2,116,000
Cloud Peak Energy, Inc., 8.25%, 2017	3,880,000	4,171,000
Cloud Peak Energy, Inc., 8.5%, 2019	1,245,000	1,363,275
Consol Energy, Inc., 8%, 2017	1,510,000	1,634,575
Consol Energy, Inc., 8.25%, 2020	2,250,000	2,520,000
First Quantum Minerals Ltd., 7.25%, 2019 (n)	2,787,000	2,787,000
Fortescue Metals Group Ltd., 8.25%, 2019 (n)	2,590,000	2,849,000
Peabody Energy Corp., 6%, 2018	2,110,000	2,278,800
Peabody Energy Corp., 6.25%, 2021	1,110,000	1,183,538

		$22,074,089
Municipals - 0.2%
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 2023	$2,090,000	$2,086,572

Natural Gas - Distribution - 0.4%
AmeriGas Finance LLC, 6.75%, 2020	$2,265,000	$2,508,488
Ferrellgas LP/Ferrellgas Finance Corp., 6.5%, 2021	1,695,000	1,783,988

		$4,292,476
Natural Gas - Pipeline - 3.0%
Access Midstream Partners Co., 4.875%, 2023	$1,025,000	$1,058,313
Atlas Pipeline Partners LP, 5.875%, 2023 (n)	1,610,000	1,650,250
Crosstex Energy, Inc., 8.875%, 2018	4,180,000	4,566,650
El Paso Corp., 7%, 2017	3,020,000	3,474,549
El Paso Corp., 7.75%, 2032	3,995,000	4,552,994
Energy Transfer Equity LP, 7.5%, 2020	3,405,000	3,983,850
Enterprise Products Partners LP, 8.375% to 2016, FRN to 2066	1,641,000	1,885,099
Enterprise Products Partners LP, 7.034% to 2018, FRN to 2068	760,000	881,600
Inergy Midstream LP, 6%, 2020 (n)	2,740,000	2,890,700
MarkWest Energy Partners LP, 5.5%, 2023	1,885,000	2,068,788
MarkWest Energy Partners LP, 4.5%, 2023	629,000	655,733
Sabine Pass Liquefaction, 5.625%, 2021 (n)	1,825,000	1,888,875

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Natural Gas - Pipeline - continued
Sabine Pass Liquefaction, 5.625%, 2023 (z)		$870,000	$893,925

			$30,451,326
Network & Telecom - 1.3%
Centurylink, Inc., 7.65%, 2042		$2,830,000	$2,914,900
Citizens Communications Co., 9%, 2031		1,370,000	1,428,225
Frontier Communications Corp., 8.125%, 2018		2,320,000	2,691,200
Qwest Corp., 7.5%, 2014		3,000	3,241
TW Telecom Holdings, Inc., 5.375%, 2022		1,900,000	1,990,250
Windstream Corp., 8.125%, 2018		525,000	577,500
Windstream Corp., 7.75%, 2020		2,345,000	2,573,638
Windstream Corp., 7.75%, 2021		690,000	762,450

			$12,941,404
Oil Services - 1.3%
Bristow Group, Inc., 6.25%, 2022		$2,220,000	$2,419,800
Chesapeake Energy Corp., 6.625%, 2019 (n)		875,000	901,250
Dresser-Rand Group, Inc., 6.5%, 2021		1,000,000	1,085,000
Edgen Murray Corp., 8.75%, 2020 (n)		2,315,000	2,462,581
Shale-Inland Holdings LLC/Finance Co., 8.75%, 2019 (n)		2,730,000	2,886,975
Unit Corp., 6.625%, 2021		3,595,000	3,846,650

			$13,602,256
Other Banks & Diversified Financials - 2.5%
Ally Financial, Inc., 5.5%, 2017		$7,090,000	$7,727,568
Ally Financial, Inc., 6.25%, 2017		1,510,000	1,713,713
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)		2,297,000	2,881,800
LBG Capital No. 1 PLC, 7.875%, 2020 (n)		4,720,000	5,154,240
Santander UK PLC, 8.963% to 2030, FRN to 2049		5,687,000	6,767,530
UBS AG, 7.625%, 2022		1,160,000	1,345,071

			$25,589,922
Pharmaceuticals - 0.8%
Capsugel FinanceCo. SCA, 9.875%, 2019 (n)	EUR	1,270,000	$1,906,680
Valeant Pharmaceuticals International, Inc., 7%, 2020 (n)		$2,805,000	3,099,525
Valeant Pharmaceuticals International, Inc., 7.25%, 2022 (n)		2,700,000	3,057,750

			$8,063,955
Pollution Control - 0.3%
Heckmann Corp., 9.875%, 2018		$2,120,000	$2,289,600
Heckmann Corp., 9.875%, 2018 (n)		670,000	718,575

			$3,008,175
Precious Metals & Minerals - 0.5%
Eldorado Gold Corp., 6.125%, 2020 (n)		$1,695,000	$1,728,900
IAMGOLD Corp., 6.75%, 2020 (n)		3,467,000	3,276,315

			$5,005,215
Printing & Publishing - 0.6%
American Media, Inc., 13.5%, 2018 (z)		$338,724	$318,401
Lamar Media Corp., 5%, 2023		1,155,000	1,175,213
Nielsen Finance LLC, 7.75%, 2018		2,040,000	2,272,050
Nielsen Finance LLC, 4.5%, 2020 (n)		2,405,000	2,456,106

			$6,221,770

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Railroad & Shipping - 0.2%
Kansas City Southern de Mexico S.A. de C.V., 6.125%, 2021	$184,000	$216,568
Watco Cos. LLC, 6.375%, 2023 (z)	1,315,000	1,370,888

		$1,587,456
Real Estate - 1.3%
CNL Lifestyle Properties, Inc., REIT, 7.25%, 2019	$1,525,000	$1,544,063
DuPont Fabros Technology, Inc., REIT, 8.5%, 2017	2,145,000	2,305,875
ERP Properties, REIT, 7.75%, 2020	1,805,000	2,189,539
ERP Properties, REIT, 5.75%, 2022	805,000	896,379
Kennedy Wilson, Inc., 8.75%, 2019	975,000	1,071,281
MPT Operating Partnership LP, REIT, 6.875%, 2021	2,275,000	2,479,750
MPT Operating Partnership LP, REIT, 6.375%, 2022	2,390,000	2,587,175

		$13,074,062
Retailers - 2.5%
ABC Supply Co., Inc., 5.625%, 2021 (z)	$575,000	$597,281
Academy Ltd., 9.25%, 2019 (n)	1,375,000	1,565,781
Burlington Coat Factory Warehouse Corp., 10%, 2019	2,770,000	3,098,938
CST Brands, Inc., 5%, 2023 (z)	270,000	277,088
J. Crew Group, Inc., 8.125%, 2019	2,380,000	2,555,525
Jo-Ann Stores Holdings, Inc., 9.75%, 2019 (p)(z)	890,000	960,088
Limited Brands, Inc., 6.9%, 2017	1,950,000	2,242,500
Limited Brands, Inc., 7%, 2020	1,035,000	1,209,656
Limited Brands, Inc., 6.95%, 2033	720,000	756,900
Pantry, Inc., 8.375%, 2020 (n)	1,105,000	1,207,213
Rite Aid Corp., 9.5%, 2017	1,150,000	1,196,000
Rite Aid Corp., 9.25%, 2020	2,660,000	3,078,950
Sally Beauty Holdings, Inc., 6.875%, 2019	1,090,000	1,219,438
Toys “R” Us Property Co. II LLC, 8.5%, 2017	1,779,000	1,910,201
Toys “R” Us, Inc., 10.75%, 2017	2,535,000	2,709,281
YCC Holdings LLC/Yankee Finance, Inc., 10.25%, 2016 (p)	1,335,000	1,378,401

		$25,963,241
Specialty Chemicals - 0.2%
Eagle Spinco, Inc., 4.625%, 2021 (n)	$525,000	$551,250
Koppers, Inc., 7.875%, 2019	1,230,000	1,359,150

		$1,910,400
Specialty Stores - 0.2%
Michaels Stores, Inc., 11.375%, 2016	$360,000	$377,104
Michaels Stores, Inc., 7.75%, 2018	1,820,000	1,999,725

		$2,376,829
Telecommunications - Wireless - 4.3%
Clearwire Corp., 12%, 2015 (n)	$2,795,000	$2,990,650
Cricket Communications, Inc., 7.75%, 2016	1,500,000	1,560,000
Cricket Communications, Inc., 7.75%, 2020	2,360,000	2,401,300
Crown Castle International Corp., 7.125%, 2019	2,840,000	3,116,900
Crown Castle International Corp., 5.25%, 2023	1,890,000	1,979,775
Digicel Group Ltd., 8.25%, 2017 (n)	2,420,000	2,547,050
Digicel Group Ltd., 10.5%, 2018 (n)	2,290,000	2,536,175
Eileme 2 AB, 11.625%, 2020 (n)	1,220,000	1,448,750
MetroPCS Wireless, Inc., 7.875%, 2018	2,615,000	2,879,769
MetroPCS Wireless, Inc., 6.25%, 2021 (z)	1,325,000	1,422,719
Sprint Capital Corp., 6.875%, 2028	2,890,000	2,955,025

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Telecommunications - Wireless - continued
Sprint Nextel Corp., 6%, 2016	$3,395,000	$3,683,575
Sprint Nextel Corp., 8.375%, 2017	2,549,000	2,969,585
Sprint Nextel Corp., 9%, 2018 (n)	1,400,000	1,722,000
Sprint Nextel Corp., 6%, 2022	3,210,000	3,346,425
Wind Acquisition Finance S.A., 11.75%, 2017 (n)	2,685,000	2,879,663
Wind Acquisition Finance S.A., 7.25%, 2018 (n)	3,730,000	3,935,150

		$44,374,511
Telephone Services - 0.5%
Cogent Communications Group, Inc., 8.375%, 2018 (n)	$965,000	$1,078,388
Level 3 Financing, Inc., 9.375%, 2019	1,990,000	2,243,725
Level 3 Financing, Inc., 8.625%, 2020	1,320,000	1,491,600

		$4,813,713
Transportation - Services - 2.4%
Aguila American Resources Ltd., 7.875%, 2018 (n)	$2,275,000	$2,451,313
Avis Budget Car Rental LLC, 8.25%, 2019	1,655,000	1,839,119
Avis Budget Car Rental LLC, 9.75%, 2020	945,000	1,123,369
CEVA Group PLC, 8.375%, 2017 (n)	4,660,000	4,648,350
Navios Maritime Acquisition Corp., 8.625%, 2017	2,685,000	2,681,644
Navios Maritime Holdings, Inc., 8.875%, 2017	3,154,000	3,315,643
Navios South American Logistics, Inc., 9.25%, 2019	1,998,000	2,182,815
Navios South American Logistics, Inc., 9.25%, 2019 (n)	258,000	281,865
Swift Services Holdings, Inc., 10%, 2018	5,265,000	6,028,425

		$24,552,543
Utilities - Electric Power - 3.8%
AES Corp., 8%, 2017	$3,880,000	$4,646,300
AES Corp., 7.375%, 2021	1,125,000	1,338,750
AES Corp., 4.875%, 2023	235,000	239,700
Calpine Corp., 8%, 2016 (n)	2,305,000	2,408,725
Calpine Corp., 7.875%, 2020 (n)	2,840,000	3,216,300
Covanta Holding Corp., 7.25%, 2020	2,800,000	3,110,478
Covanta Holding Corp., 6.375%, 2022	725,000	793,328
EDP Finance B.V., 6%, 2018 (n)	2,675,000	2,856,900
Energy Future Holdings Corp., 10%, 2020	7,922,000	9,070,690
Energy Future Holdings Corp., 10%, 2020 (n)	2,580,000	2,925,075
Energy Future Holdings Corp., 11.75%, 2022 (n)	2,555,000	2,925,475
NRG Energy, Inc., 8.25%, 2020	4,125,000	4,692,188
Texas Competitive Electric Holdings Co. LLC, 11.5%, 2020 (n)	1,080,000	850,500

		$39,074,409
Total Bonds		$962,827,773

Floating Rate Loans (g)(r) - 1.2%
Aerospace - 0.1%
TransDigm Inc., Term Loan C, 3.75%, 2020	$1,465,258	$1,484,620

Conglomerates - 0.1%
Silver II U.S. Holdings LLC, Term Loan, 2019 (o)	$980,386	$987,213

Consumer Services - 0.1%
Realogy Corp., Term Loan, 4.5%, 2020	$873,878	$883,709

11

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Floating Rate Loans (g)(r) - continued
Energy - Independent - 0.1%
MEG Energy Corp., Term Loan, 3.75%, 2020	$1,440,636	$1,454,442

Entertainment - 0.1%
Cedar Fair LP, Term Loan B, 3.25%, 2020	$1,092,348	$1,104,636

Financial Institutions - 0.0%
Springleaf Finance Corp., Term Loan, 5.5%, 2017	$255,293	$256,091

Food & Beverages - 0.2%
Aramark Corp., Term Loan D, 4%, 2019	$1,469,080	$1,486,207
H.J. Heinz Co., Term Loan B2, 2020 (o)	702,915	709,163

		$2,195,370
Retailers - 0.1%
ABC Supply Co., Inc., Term Loan, 3.5%, 2020	$465,118	$468,505

Transportation - Services - 0.4%
American Commercial Lines, Inc, Term Loan, 7.5%, 2019	$3,771,687	$3,799,975
Total Floating Rate Loans		$12,634,561

Common Stocks - 0.0%
Automotive - 0.0%
Accuride Corp. (a)	48,891	$251,300

Energy - Independent - 0.0%
SandRidge Energy, Inc. (a)	490	$2,519
Total Common Stocks		$253,819

Convertible Preferred Stocks - 0.2%
Automotive - 0.2%
General Motors Co., 4.75%	34,840	$1,619,363

Convertible Bonds - 0.2%
Network & Telecom - 0.2%
Nortel Networks Corp., 2.125%, 2014 (a)(d)	$1,805,000	$1,756,491

Preferred Stocks - 0.4%
Other Banks & Diversified Financials - 0.4%
Ally Financial, Inc., 7% (z)	1,639	$1,617,437
GMAC Capital Trust I, 8.125%	83,650	2,291,174
Total Preferred Stocks		$3,908,611
Issuer/Expiration Date/Strike Price	Number of Contracts
Call Options Purchased - 0.0%
iShares Russell 2000 Index - June 2013 @ $95	2,325	$455,700

Money Market Funds - 3.0%
MFS Institutional Money Market Portfolio, 0.13%, at Net Asset Value (v)	30,819,130	$30,819,130
Total Investments		$1,014,275,448

Other Assets, Less Liabilities - 1.0%		10,557,428
Net Assets - 100.0%		$1,024,832,876

12

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $293,707,292, representing 28.7% of net assets.
(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown represents the weighted average coupon rate for settled amounts.
(p)	Payment-in-kind security.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
ABC Supply Co., Inc., 5.625%, 2021	4/04/13-4/18/13	$578,492	$597,281
Acadia Healthcare Co., Inc., 6.125%, 2021	3/07/13	195,000	203,775
Ally Financial, Inc., 7% (Preferred Stock)	4/13/11-11/27/12	1,552,313	1,617,437
American Media, Inc., 13.5%, 2018	12/22/10-12/28/10	342,992	318,401
CNH Capital LLC, 3.625%, 2018	4/03/13	2,105,000	2,141,838
CST Brands, Inc., 5%, 2023	4/25/13	270,000	277,088
Cedar Fair LP, 5.25%, 2021	2/28/13-3/01/13	1,333,301	1,365,038
Continental Resources, Inc., 4.5%, 2023	4/02/13	623,000	664,274
Dematic S.A., 7.75%, 2020	12/13/12-1/15/13	2,151,689	2,343,413
Halcon Resources Corp., 8.875%, 2021	3/01/13-4/25/13	1,995,221	1,989,488
Hawk Acquisition Sub, Inc., 4.25%, 2020	3/22/13	2,185,000	2,212,313
Heckler & Koch GmbH, 9.5%, 2018	5/06/11-1/02/13	2,362,356	2,111,578
Hexion U.S. Finance Corp., 6.625%, 2020	3/25/13	1,004,948	1,042,500
Intelsat S.A., 8.125%, 2023	3/20/13	1,705,000	1,815,825
Jo-Ann Stores Holdings, Inc., 9.75%, 2019	3/27/13-4/12/13	944,578	960,088
LBI Media, Inc., 13.5% to 2015, 11.5% to , 2020	12/26/12-1/02/13	498,308	502,860
Local TV Finance LLC, 9.25%, 2015	11/09/07-2/06/13	2,426,890	2,441,176
Lynx II Corp., 6.375%, 2023	2/07/13	800,000	866,000
MetroPCS Wireless, Inc., 6.25%, 2021	3/08/13	1,325,000	1,422,719
NXP B.V., 5.75%, 2023	3/05/13-3/12/13	2,119,625	2,215,463
Rexel S.A., 5.25%, 2020	3/20/13	594,888	627,725
Ryman Hospitality Properties, Inc., REIT, 5%, 2021	3/27/13-3/28/13	1,109,471	1,129,863
Sabine Pass Liquefaction, 5.625%, 2023	4/24/13	887,393	893,925
Verisign, Inc., 4.625%, 2023	4/11/13-4/12/13	1,309,057	1,327,375
Watco Cos. LLC, 6.375%, 2023	3/19/13	1,327,549	1,370,888
Total Restricted Securities			$32,458,331
% of Net assets			3.2%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

13

Portfolio of Investments (unaudited) – continued

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

Derivative Contracts at 4/30/13

Forward Foreign Currency Exchange Contracts at 4/30/13

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
SELL	EUR	Deutsche Bank AG	3,561,006	7/16/13	$4,654,804	$4,692,114	$(37,310)
SELL	EUR	JPMorgan Chase Bank N.A.	3,561,006	7/16/13	4,654,879	4,692,115	(37,236)
SELL	EUR	UBS AG	309,330	7/16/13	405,300	407,585	(2,285)

							$(76,831)

Swap Agreements at 4/30/13

Expiration	Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives
Credit Default Swap Agreements
12/20/17	USD	15,000,000	Deutsche Bank (a)	5.00% (fixed rate)	(1)	$1,142,467

(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by a reference obligation specified in the CDX.NA.HY.19 Index, a B rated credit default index. The fund entered into the contract to manage market/sector exposure.

(a)	Net unamortized premiums paid (received) by the fund amounted to $946,875.

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap agreement, the reference obligation for which may be either a single security or, in the case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities, utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 International Swaps and Derivatives Association (ISDA) Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount.

At April 30, 2013, the fund had cash collateral of $2,852,025 to cover any commitments for certain derivative contracts.

See attached supplemental information.

14

Supplemental Information

4/30/13 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts and swap agreements.

15

Supplemental Information (unaudited) – continued

The following is a summary of the levels used as of April 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$4,620,056	$1,617,437	$—	$6,237,493
Non-U.S. Sovereign Debt	—	421,736	—	421,736
Municipal Bonds	—	2,086,572	—	2,086,572
U.S. Corporate Bonds	—	793,057,583	—	793,057,583
Foreign Bonds	—	169,018,373	—	169,018,373
Floating Rate Loans	—	12,634,561	—	12,634,561
Mutual Funds	30,819,130	—	—	30,819,130
Total Investments	$35,439,186	$978,836,262	$—	$1,014,275,448

Other Financial Instruments
Swap Agreements	$—	$1,142,467	$—	$1,142,467
Forward Foreign Currency Exchange Contracts	—	(76,831)	—	(76,831)

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$961,222,036
Gross unrealized appreciation	58,805,724
Gross unrealized depreciation	(5,752,312)
Net unrealized appreciation (depreciation)	$53,053,412

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	61,826,253	(31,007,123)	30,819,130

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,928	$30,819,130

16

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST III

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: June 17, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President
(Principal Executive Officer)

Date: June 17, 2013

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer
(Principal Financial Officer and Accounting Officer)

Date: June 17, 2013

*	Print name and title of each signing officer under his or her signature.